UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

2006 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2006

BOND INDEX FUND

MONEY MARKET FUND

S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS FUNDS

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 21.71%

AEROSPACE & DEFENSE – 0.44%
Boeing Co. (The)
6.13%, 02/15/33(1)	$100,000	$100,582
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	125,864
Northrop Grumman Corp.
7.75%, 03/01/16	200,000	225,438
Raytheon Co
7.20%, 08/15/27(1)	150,000	165,209
United Technologies Corp.
5.40%, 05/01/35	150,000	134,700
6.10%, 05/15/12	100,000	101,377

		853,170

AGRICULTURE – 0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	105,500

		105,500

AIRLINES – 0.10%
Continental Airlines Inc.
6.65%, 09/15/17	196,168	195,060

		195,060

AUTO MANUFACTURERS – 0.27%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	361,015
8.50%, 01/18/31	150,000	169,841

		530,856

BANKS – 2.96%
Abbey National PLC
7.95%, 10/26/29	100,000	119,050
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	160,325
Bank of America Corp.
6.25%, 04/01/08	250,000	252,376
Bank One Corp.
3.70%, 01/15/08	150,000	145,785
5.90%, 11/15/11	250,000	250,832
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	105,441
HSBC Holdings PLC
5.25%, 12/12/12	600,000	579,515
Key Bank N.A.
5.80%, 07/01/14	250,000	246,863
KFW International Finance Inc.
3.25%, 03/30/09	500,000	472,689
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36	250,000	47,576
Landwirtschaftliche Rentenbank
3.25%, 06/16/08	100,000	95,967
3.88%, 03/15/10	500,000	474,274
Mellon Funding Corp.
6.38%, 02/15/10	150,000	153,149
National City Bank (Ohio)
4.25%, 01/29/10	500,000	476,794
NationsBank Corp.
7.75%, 08/15/15	250,000	279,218
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	236,202
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	212,253
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	149,094
Swiss Bank Corp.
7.00%, 10/15/15	150,000	161,926
US Bank N.A.
6.38%, 08/01/11	250,000	257,288
Wachovia Corp.
5.25%, 08/01/14	450,000	429,192
Wells Fargo & Co.
5.38%, 02/07/35	250,000	222,461
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	266,967

		5,795,237

BEVERAGES – 0.34%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	186,876
Bottling Group LLC
4.63%, 11/15/12	100,000	94,441
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	122,693
Diageo Capital PLC
7.25%, 11/01/09	250,000	261,095

		665,105

BUILDING MATERIALS – 0.10%
Masco Corp.
5.88%, 07/15/12	200,000	196,564

		196,564

CHEMICALS – 0.11%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	100,737
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	103,654

		204,391

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
COMMERCIAL SERVICES – 0.05%
Cendant Corp.
6.25%, 03/15/10	$100,000	$102,312

		102,312

COMPUTERS – 0.20%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	149,703
International Business Machines Corp.
4.75%, 11/29/12	250,000	236,911

		386,614

COSMETICS & PERSONAL CARE – 0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	259,353

		259,353

DIVERSIFIED FINANCIAL SERVICES – 5.42%
American Express Co.
3.75%, 11/20/07	100,000	97,520
American General Finance Corp.
5.38%, 10/01/12	100,000	97,294
AXA Financial Inc
7.75%, 08/01/10	150,000	159,624
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	195,409
Capital One Financial Corp.
5.50%, 06/01/15	250,000	236,441
CIT Group Inc.
5.00%, 02/13/14	250,000	233,687
7.75%, 04/02/12	150,000	162,605
Citigroup Inc.
3.50%, 02/01/08	500,000	484,193
5.00%, 09/15/14	177,000	165,666
5.63%, 08/27/12	100,000	98,802
6.00%, 02/21/12	150,000	151,625
6.63%, 06/15/32	100,000	102,953
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	243,364
5.50%, 08/15/13	100,000	97,515
6.50%, 01/15/12	150,000	154,777
General Electric Capital Corp.
6.50%, 12/10/07	800,000	809,042
6.75%, 03/15/32	250,000	266,856
General Electric Capital Corp. Series A
4.75%, 09/15/14	250,000	233,592
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	996,996
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	195,719
5.25%, 10/15/13	250,000	239,545
6.13%, 02/15/33	200,000	186,814
6.60%, 01/15/12	325,000	335,419
Household Finance Corp.
6.50%, 11/15/08	375,000	381,627
8.00%, 07/15/10	250,000	269,499
John Deere Capital Corp.
7.00%, 03/15/12	150,000	158,361
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	352,030
JP Morgan Chase & Co.
6.75%, 02/01/11	250,000	259,847
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	146,081
4.80%, 03/13/14	150,000	138,678
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	149,514
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	338,573
5.45%, 07/15/14	450,000	434,409
Morgan Stanley
4.75%, 04/01/14	450,000	412,569
8.00%, 06/15/10	250,000	267,649
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	213,103
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	557,602
Residential Capital Corp.
6.50%, 04/17/13	250,000	245,337
SLM Corp.
5.13%, 08/27/12	350,000	336,111

		10,606,448

ELECTRIC – 1.48%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	100,003
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	95,944
Arizona Public Service Co.
6.50%, 03/01/12	100,000	101,259
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	98,008
Constellation Energy Group Inc.
7.60%, 04/01/32	100,000	109,011
Consumers Energy Co.
5.00%, 02/15/12	150,000	141,844
Dominion Resources Inc.
8.13%, 06/15/10	150,000	160,979
DTE Energy Co
7.05%, 06/01/11	150,000	155,820
FirstEnergy Corp
6.45%, 11/15/11	200,000	203,504
Florida Power & Light Co
5.63%, 04/01/34	100,000	91,816

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
ELECTRIC (Continued)
MidAmerican Energy Holdings
5.00%, 02/15/14	$100,000	$93,440
6.13%, 04/01/36(2)	150,000	140,217
NiSource Finance Corp.
7.88%, 11/15/10	100,000	106,983
Northern States Power Co.
8.00%, 08/28/12	100,000	111,020
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	151,402
Ontario Hydro Canada
7.45%, 03/31/13	150,000	165,556
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	94,382
PECO Energy Co.
3.50%, 05/01/08	100,000	96,204
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	101,201
Progress Energy Inc.
7.75%, 03/01/31	100,000	111,541
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	96,346
Southern California Edison Co.
5.00%, 01/15/16	200,000	186,070
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	185,513

		2,898,063

ELECTRICAL COMPONENTS & EQUIPMENT – 0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	186,401

		186,401

ENVIRONMENTAL CONTROL – 0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	103,661

		103,661

FOOD – 0.82%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	176,771
ConAgra Foods Inc.
7.00%, 10/01/28	200,000	203,371
Fred Meyer Inc.
7.45%, 03/01/08	250,000	256,136
Kellogg Co.
6.60%, 04/01/11	250,000	258,255
Kraft Foods Inc.
5.63%, 11/01/11	150,000	147,746
Safeway Inc.
7.50%, 09/15/09	285,000	297,628
Unilever Capital Corp.
7.13%, 11/01/10	250,000	262,488

		1,602,395

FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.
6.75%, 09/01/11	200,000	206,648
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	101,772
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	408,664

		717,084

GAS – 0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	159,034

		159,034

HEALTH CARE – PRODUCTS – 0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	176,493

		176,493

HEALTH CARE – SERVICES – 0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	104,119
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	95,300

		199,419

INSURANCE – 0.80%
Allstate Corp.
7.20%, 12/01/09	250,000	261,626
American International Group Inc.
4.25%, 05/15/13	400,000	363,608
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	95,247
Hartford Life Inc.
7.38%, 03/01/31	100,000	111,064
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	109,421
MetLife Inc.
5.38%, 12/15/12	200,000	193,379
Progressive Corp. (The)
6.63%, 03/01/29	100,000	103,390
Prudential Financial Inc.
5.10%, 09/20/14	250,000	235,545
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	94,904

		1,568,184

MACHINERY – 0.14%
Caterpillar Inc.
7.25%, 09/15/09	250,000	262,121

		262,121

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
MANUFACTURING – 0.15%
General Electric Co.
5.00%, 02/01/13	$100,000	$95,784
Tyco International Group SA
6.38%, 10/15/11	200,000	204,075

		299,859

MEDIA – 0.98%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	361,715
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	142,244
Comcast Corp.
6.45%, 03/15/37	150,000	140,893
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	92,406
News America Holdings
8.00%, 10/17/16	100,000	112,063
News America Inc.
6.20%, 12/15/34	100,000	90,749
TCI Communications Inc.
8.75%, 08/01/15	350,000	399,899
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	222,394
Viacom Inc.
5.63%, 08/15/12	200,000	195,447
Walt Disney Co. (The)
7.00%, 03/01/32	150,000	162,048

		1,919,858

MINING – 0.26%
Alcan Inc.
4.88%, 09/15/12	150,000	142,450
Alcoa Inc.
7.38%, 08/01/10	250,000	264,262
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	93,938

		500,650

MULTI-NATIONAL – 0.85%
European Investment Bank
4.88%, 02/16/16	250,000	238,101
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	796,915
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	628,654

		1,663,670

OIL & GAS – 1.30%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	109,342
Amerada Hess Corp.
7.30%, 08/15/31	100,000	105,971
Apache Finance Canada
7.75%, 12/15/29	100,000	117,358
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	111,949
Conoco Funding Co.
6.35%, 10/15/11	300,000	308,647
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	259,926
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	189,331
Marathon Oil Corp.
6.13%, 03/15/12	150,000	151,359
Norsk Hydro ASA
6.36%, 01/15/09	140,000	142,303
Pemex Project Funding Master Trust
6.63%, 06/15/35	250,000	226,250
7.38%, 12/15/14	150,000	154,800
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	261,958
Texaco Capital Inc.
5.50%, 01/15/09	150,000	150,286
Valero Energy Corp.
6.88%, 04/15/12	250,000	259,141

		2,548,621

PHARMACEUTICALS – 0.33%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	149,600
Merck & Co. Inc.
5.95%, 12/01/28	100,000	93,408
Pharmacia Corp.
6.50%, 12/01/18	150,000	158,368
Schering-Plough Corp.
6.75%, 12/01/33	100,000	102,536
Wyeth
5.50%, 03/15/13	150,000	146,029

		649,941

PIPELINES – 0.30%
Duke Capital LLC
5.67%, 08/15/14	200,000	193,330
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	160,323
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	148,118
KN Energy Inc.
7.25%, 03/01/28	100,000	90,442

		592,213

REAL ESTATE – 0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	155,830

		155,830

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.20%
Boston Properties Inc.
6.25%, 01/15/13	$200,000	$201,774
Simon Property Group LP
5.63%, 08/15/14	200,000	193,870

		395,644

RETAIL – 0.42%
Home Depot Inc.
5.40%, 03/01/16	250,000	239,645
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	122,431
Target Corp.
7.00%, 07/15/31	150,000	165,135
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	290,104

		817,315

SAVINGS & LOANS – 0.12%
Washington Mutual Bank
5.65%, 08/15/14	250,000	241,014

		241,014

TELECOMMUNICATIONS – 2.17%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	538,561
BellSouth Corp.
5.20%, 09/15/14	250,000	232,602
6.88%, 10/15/31	150,000	147,962
British Telecom PLC
8.88%, 12/15/30	100,000	122,901
Cisco Systems Inc.
5.50%, 02/22/16	250,000	240,057
Deutsche Telekom International Finance AG
8.25%, 06/15/30	250,000	288,638
France Telecom SA
7.75%, 03/01/11	150,000	161,131
GTE Corp.
7.51%, 04/01/09	150,000	155,881
Koninklijke KPN NV
8.00%, 10/01/10	150,000	159,101
Motorola Inc.
7.63%, 11/15/10	16,000	17,134
SBC Communications Inc.
5.10%, 09/15/14	300,000	278,314
6.25%, 03/15/11	250,000	252,598
Sprint Capital Corp.
6.88%, 11/15/28	150,000	151,111
8.38%, 03/15/12	150,000	165,735
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	138,670
6.00%, 09/30/34	150,000	129,513
Telefonica Europe BV
8.25%, 09/15/30	150,000	169,418
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	225,736
Verizon New York Inc.
7.38%, 04/01/32	150,000	147,867
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	145,544
Vodafone Group PLC
7.75%, 02/15/10	200,000	211,385
7.88%, 02/15/30	150,000	165,242

		4,245,101

TRANSPORTATION – 0.35%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	263,195
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	169,619
Union Pacific Corp.
6.79%, 11/09/07	250,000	253,230

		686,044

TOTAL CORPORATE BONDS & NOTES (Cost: $44,146,581)		42,489,225

ASSET-BACKED SECURITIES – 1.52%
Capital One Multi-Asset Execution Trust Series 2003-4A Class A4
3.65%, 07/15/11	1,000,000	961,498
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4
5.45%, 05/10/13	1,000,000	991,576
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,018,444

TOTAL ASSET-BACKED SECURITIES (Cost: $3,002,266)		2,971,518

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.97%

MORTGAGE-BACKED SECURITIES – 3.97%
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4
4.86%, 05/15/43	1,000,000	930,802
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	790,616	818,609
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,021,533

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	$1,000,000	$969,395
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	779,500	815,546
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	465,556
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	205,146
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	454,188
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,118,426
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.39%, 03/12/44	1,000,000	971,041

		7,770,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $8,278,466)		7,770,242

MUNICIPAL DEBT OBLIGATIONS – 0.18%

ILLINOIS – 0.09%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	178,738

		178,738

NEW JERSEY – 0.09%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	172,978

		172,978

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $365,781)		351,716

FOREIGN GOVERNMENT BONDS & NOTES(3) – 1.47%
British Columbia (Province of)
6.50%, 01/15/26	100,000	109,361
Finland (Republic of)
6.95%, 02/15/26	100,000	114,007
Hydro-Quebec
6.30%, 05/11/11	150,000	154,326
Israel (State of)
4.63%, 06/15/13	100,000	92,610
Italy (Republic of)
6.00%, 02/22/11	450,000	459,859
6.88%, 09/27/23	200,000	220,909
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	151,143
Ontario (Province of)
5.50%, 10/01/08	200,000	199,973
Quebec (Province of)
5.75%, 02/15/09	150,000	150,854
6.13%, 01/22/11	150,000	153,056
7.50%, 09/15/29	150,000	180,984
United Mexican States
6.38%, 01/16/13	600,000	601,500
8.13%, 12/30/19	250,000	282,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $2,963,663)		2,871,082

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.73%

MORTGAGE-BACKED SECURITIES – 35.03%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,277,277	3,025,106
4.50%, 04/01/18	1,295,095	1,224,958
4.50%, 11/01/18	989,087	935,522
4.50%, 01/01/19	176,352	166,801
4.50%, 02/01/19	2,544,822	2,407,006
5.00%, 10/01/18	1,511,628	1,458,344
5.00%, 10/01/19	1,599,584	1,541,962
5.00%, 02/01/34	770,301	722,851
5.00%, 08/01/35	2,857,115	2,670,338
5.00%, 09/01/35	946,303	884,441
5.50%, 12/01/18	2,443,667	2,400,753
5.50%, 04/01/33	1,986,944	1,916,861
5.50%, 03/01/34	4,226,319	4,070,056
6.00%, 08/01/34	4,435,856	4,376,330
6.50%, 06/01/31	346,024	349,395
8.00%, 12/01/24	933,691	985,629
Federal National Mortgage Association
5.00%, 01/01/19	3,910,735	3,774,860
5.00%, 06/01/33	944,734	887,439
5.00%, 11/01/33	6,490,274	6,096,324
5.00%, 06/01/34	896,599	840,791
5.00%, 02/01/35	1,680,497	1,575,897
5.50%, 07/01/33	4,778,962	4,610,282

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 12/01/33	$974,294	$939,902
5.50%, 03/01/34	92,111	88,707
5.50%, 06/01/34	372,658	358,889
5.50%, 08/01/34	408,358	393,437
5.50%, 09/01/34	511,784	492,875
5.50%, 10/01/34	313,059	301,492
5.50%, 11/01/34	2,362,190	2,274,912
5.50%, 12/01/34	984,527	948,152
5.50%, 01/01/35	786,301	757,250
5.50%, 10/01/35	1,832,878	1,761,712
6.00%, 07/01/34	1,465,971	1,445,780
6.00%, 09/01/34	1,885,774	1,859,800
6.50%, 01/01/29	4,041,862	4,101,937
7.00%, 02/01/32	265,262	271,747
Government National Mortgage Association
5.50%, 12/15/32	926,360	899,287
5.50%, 09/15/34	1,521,259	1,475,814
5.50%, 07/01/36(4)	1,000,000	969,062
6.00%, 03/15/35	978,939	972,294
7.50%, 12/15/23	1,285,515	1,343,674

		68,578,669

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.40%
Federal Home Loan Bank
3.75%, 08/18/09	2,000,000	1,907,424
5.75%, 05/15/12	700,000	709,715
Federal Home Loan Mortgage Corp.
4.00%, 08/17/07	3,500,000	3,442,614
4.88%, 08/16/10	1,500,000	1,466,145
4.88%, 11/15/13	750,000	721,657
6.25%, 07/15/32(1)	320,000	347,389
Federal National Mortgage Association
4.38%, 09/15/12	1,000,000	942,395
4.63%, 10/15/13	1,000,000	947,584
5.25%, 01/15/09(1)	1,500,000	1,492,957
5.38%, 11/15/11(1)	1,000,000	995,389
5.38%, 07/15/16	500,000	493,282
6.00%, 05/15/08	3,000,000	3,027,222
6.25%, 02/01/11	1,000,000	1,024,181
7.25%, 01/15/10(1)	1,000,000	1,056,760
Financing Corp.
8.60%, 09/26/19	650,000	827,632
Tennessee Valley Authority
6.25%, 12/15/17	400,000	422,458
7.13%, 05/01/30	450,000	537,668

		20,362,472

U.S. GOVERNMENT SECURITIES – 24.30%
U.S. Treasury Bonds
4.50%, 02/12/36	750,000	672,481
5.38%, 02/15/31(1)	1,120,000	1,139,338
6.25%, 08/15/23	2,000,000	2,205,782
7.25%, 05/15/16	1,000,000	1,157,891
7.63%, 02/15/25	2,100,000	2,667,000
8.00%, 11/15/21	1,000,000	1,278,906
8.75%, 05/15/17(1)	500,000	645,117
8.75%, 05/15/20	2,000,000	2,671,718
12.50%, 08/15/14	400,000	484,297
U.S. Treasury Notes
3.38%, 02/15/08(1)	7,500,000	7,289,647
3.63%, 07/15/09(1)	8,100,000	7,761,760
4.25%, 11/15/14(1)	3,950,000	3,714,853
4.25%, 08/15/15(1)	1,900,000	1,777,762
4.38%, 08/15/12(1)	500,000	480,977
4.50%, 02/15/09(1)	1,250,000	1,230,225
4.50%, 11/15/10(1)	2,500,000	2,441,993
4.50%, 02/28/11(1)	250,000	243,770
4.75%, 05/15/14(1)	1,200,000	1,170,610
4.88%, 05/31/08(1)	1,500,000	1,491,621
5.13%, 06/30/08	4,250,000	4,247,344
5.63%, 05/15/08	800,000	806,313
6.00%, 08/15/09	300,000	307,488
6.50%, 02/15/10	1,600,000	1,671,688

		47,558,581

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $140,420,251)		136,499,722

SHORT-TERM INVESTMENTS – 18.80%

CERTIFICATES OF DEPOSIT(5) – 0.50%
Credit Suisse First Boston NY
5.28%, 04/23/07	31,302	31,302
Fortis Bank NY
4.43%, 07/20/06	78,219	78,219
Societe Generale
5.33%, 12/08/06	313,018	313,018
Toronto-Dominion Bank
3.94%, 07/10/06	156,509	156,509
Washington Mutual Bank
5.28%, 08/07/06	156,509	156,509
Wells Fargo Bank N.A.
4.78%, 12/05/06	250,414	250,414

		985,971

COMMERCIAL PAPER(5) – 3.81%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(2)	873,877	868,968
ASAP Funding Ltd.
5.21%, 08/08/06(2)	150,249	149,466
Barton Capital Corp.
5.29%, 08/01/06(2)	299,211	297,936
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(2)	118,947	118,667
CC USA Inc.
5.03%, 10/24/06(2)	62,604	61,615
Chariot Funding LLC
5.30%, 07/28/06(2)	235,812	234,944

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(2)	$686,651	$686,457
Curzon Funding LLC
5.30%, 07/31/06(2)	313,018	311,727
Edison Asset Securitization LLC
5.22%, 12/11/06(2)	230,919	225,529
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(2)	662,577	660,253
Five Finance Inc.
5.19%, 12/01/06(2)	140,858	137,792
General Electric Capital Services Inc.
5.22%, 12/11/06	31,302	30,571
Govco Inc.
5.22%, 08/03/06(2)	313,018	311,611
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(2)	106,426	104,776
Jupiter Securitization Corp.
5.29%, 07/27/06(2)	78,254	77,978
Kitty Hawk Funding Corp.
5.24%, 07/20/06(2)	287,914	287,201
Landale Funding LLC
5.30%, 08/15/06(2)	344,320	342,140
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(2)	484,645	480,959
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(2)	316,148	315,221
Prudential Funding LLC
5.22%, 07/31/06	156,509	155,873
Ranger Funding Co. LLC
5.24%, 07/20/06(2)	313,018	312,243
Regency Markets No. 1 LLC
5.10%, 07/07/06(2)	366,760	366,552
Scaldis Capital LLC
5.30%, 07/25/06(2)	195,658	195,024
Sydney Capital Corp.
5.10%, 07/07/06(2)	342,410	342,216
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(2)	382,599	381,652

		7,457,371

MEDIUM-TERM NOTES(5) – 0.43%
Bank of America N.A.
5.28%, 04/20/07	78,254	78,254
Dorada Finance Inc.
3.93%, 07/07/06(2)	97,036	97,035
K2 USA LLC
3.94%, 07/07/06(2)	187,811	187,811
Marshall & Ilsley Bank
5.18%, 12/15/06	313,018	313,505
Sigma Finance Inc.
5.13%, 03/30/07(2)	109,556	109,556

Security	Shares or Principal	Value
US Bank N.A.
2.85%, 11/15/06	$62,604	$62,177

		848,338

MONEY MARKET FUNDS – 1.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	2,446,420	2,446,420

		2,446,420

REPURCHASE AGREEMENTS(5) – 3.08%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $626,316 (collateralized by non-U.S. Government debt securities, value $645,707, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$626,036	626,036
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $469,737 (collateralized by non-U.S. Government debt securities, value $517,200, 2.12% to 6.47%, 11/25/34 to 12/25/42).	469,527	469,527
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $626,316 (collateralized by non-U.S. Government debt securities, value $643,026, 5.36% to 6.00%, 12/25/35 to 12/25/42).	626,036	626,036
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $782,894 (collateralized by non-U.S. Government debt securities, value $875,765, 0.00% to 10.00%, 6/1/28 to 12/15/35).	782,544	782,544
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $187,897 (collateralized by non-U.S. Government debt securities, value $212,609, 0.00% to 10.00%, 9/10/34 to 5/9/36).	187,811	187,811
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $ 313,158 (collateralized by non-U.S. Government debt securities, value $319,719, 5.22% to 5.42%, 7/3/06).	313,018	313,018
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $ 501,056 (collateralized by non-U.S. Government debt securities, value $526,596, 0.00% to 10.00%, 1/1/10 to 6/6/16).	500,828	500,828

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $313,158 (collateralized by non-U.S. Government debt securities, value $322,860, 6.38% to 8.49%, 1/7/09 to 2/23/36).	$313,018	$313,018
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $313,158 (collateralized by non-U.S. Government debt securities, value $322,864, 0.07% to 7.75%, 2/22/11 to 12/15/45).	313,018	313,018
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $626,316 (collateralized by non-U.S. Government debt securities, value $658,252, 0.00% to 8.57%, 6/25/23 to 4/25/46).	626,036	626,036
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $313,158 (collateralized by non-U.S. Government debt securities, value $329,407, 3.79% to 7.22%, 5/15/07 to 3/15/42).	313,018	313,018
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $109,606 (collateralized by non-U.S. Government debt securities, value $115,976, 0.00% to 10.00%, 7/3/06 to 6/30/36).	109,556	109,556
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $230,481 (collateralized by non-U.S. Government debt securities, value $231,953, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	219,112	219,112
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $626,317 (collateralized by non-U.S. Government debt securities, value $658,245, 0.00% to 10.00%, 1/1/10 to 5/6/16).	626,036	626,036

		6,025,594

TIME DEPOSITS(5) – 1.50%
ABN Amro Bank NV
5.30%, 07/03/06	313,018	313,018
KBC Bank NV
5.32%, 07/03/06	939,053	939,053
Societe Generale
5.32%, 07/03/06	782,544	782,544
UBS AG
5.25% - 5.34%, 07/03/06	902,459	902,459

		2,937,074

VARIABLE & FLOATING RATE NOTES(5) – 8.23%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(2)	801,326	801,437
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	234,763	234,761
American Express Centurion Bank
5.34%, 07/19/07	344,320	344,731
American Express Credit Corp.
5.23%, 07/05/07	93,905	93,968
ASIF Global Financing
5.17%, 05/03/07(2)	31,302	31,317
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(2)	203,462	203,462
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(2)	532,130	532,127
BMW US Capital LLC
5.20%, 07/13/07(2)	313,018	313,018
BNP Paribas
5.14%, 05/18/07(2)	579,083	579,083
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(2)	228,503	228,503
Commodore CDO Ltd.
5.38%, 06/12/07(2)	78,254	78,254
Credit Agricole SA
5.31%, 07/23/07	313,018	313,018
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(2)	313,018	313,017
DEPFA Bank PLC
5.37%, 06/15/07	313,018	313,018
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(2)	359,970	359,999
Eli Lilly Services Inc.
5.08%, 06/29/07(2)	313,018	313,018
Fifth Third Bancorp
5.28%, 06/22/07(2)	626,036	626,036
First Tennessee Bank N.A.
5.21%, 08/25/06	93,905	93,907
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(2)	234,763	234,741
General Electric Capital Corp.
5.25%, 04/09/07	140,858	140,935
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	469,527	469,614
HBOS Treasury Services PLC
5.53%, 04/24/07(2)	313,018	313,018

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
JP Morgan Chase & Co.
5.12%, 07/02/07	$234,763	$234,763
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(2)	469,527	469,514
Leafs LLC
5.27%, 01/22/07 - 02/20/07(2)	327,109	327,109
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	391,272	391,145
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(2)	344,320	344,290
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(2)	152,124	152,124
Marshall & Ilsley Bank
5.18%, 07/13/07	172,160	172,160
Metropolitan Life Global Funding I
5.15%, 07/06/07(2)	469,527	469,527
Mortgage Interest Networking Trust
5.54%, 08/25/06(2)	39,440	39,453
Mound Financing PLC
5.11%, 05/08/07(2)	294,237	294,237
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(2)	313,018	312,999
National City Bank of Indiana
5.17%, 05/21/07	156,509	156,521
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(2)	845,148	845,172
Newcastle Ltd.
5.34%, 04/24/07(2)	110,339	110,312
Northern Rock PLC
5.17%, 05/03/07(2)	375,621	375,630
Principal Life Global Funding I
5.63%, 02/08/07	140,858	141,255
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(2)	234,763	234,750
Sigma Finance Inc.
5.51%, 06/18/07(2)	256,675	256,675
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(2)	313,018	313,018
Strips III LLC
5.37%, 07/24/06(2)	73,173	73,173
SunTrust Bank
5.08%, 05/01/07	313,018	313,034
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(2)	591,604	591,541
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(2)	438,225	438,225
US Bank N.A.
5.28%, 09/29/06	140,858	140,849
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(2)	501,079	501,079
Wachovia Bank N.A.
5.36%, 05/22/07	626,036	626,036
Wells Fargo & Co.
5.19%, 07/13/07(2)	156,509	156,519
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(2)	281,716	281,713
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(2)	309,575	308,556
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(2)	105,719	105,719

		16,108,080

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,808,848)		36,808,848

TOTAL INVESTMENTS IN SECURITIES – 117.38% (Cost: $235,985,856)		229,762,353

Other Assets, Less Liabilities – (17.38)%		(34,025,841)

NET ASSETS – 100.00%		$195,736,512

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(3)	Investments are denominated in U.S. dollars.
(4)	To-be-announced (TBA). See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.07%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,983,164

TOTAL CERTIFICATES OF DEPOSIT (Cost: $184,983,164)		184,983,164

COMMERCIAL PAPER – 7.82%
Amstel Funding Corp.
5.20%, 11/21/06(1)	60,000,000	58,760,667
5.32%, 07/13/06(1)	36,958,000	36,892,461
Cancara Asset Securitisation Ltd.
5.30%, 07/13/06(1)	140,179,000	139,931,351
5.31%, 07/07/06(1)	50,066,000	50,021,691
Citigroup Funding Inc.
5.27%, 07/21/06	35,000,000	34,897,625
General Electric Capital Corp.
5.30%, 07/03/06	150,000,000	149,955,833

TOTAL COMMERCIAL PAPER (Cost: $470,459,628)		470,459,628

MEDIUM-TERM NOTES – 3.33%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	70,000,000	70,000,000
5.18%, 03/15/07(1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,076,409
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000
5.35%, 04/27/07(1)	35,000,000	34,997,116

TOTAL MEDIUM-TERM NOTES (Cost: $200,073,525)		200,073,525

TIME DEPOSITS – 5.59%
Branch Banking & Trust
5.22%, 07/03/06	130,491,000	130,491,000
JP Morgan Chase Bank N.A.
5.25%, 07/03/06	150,000,000	150,000,000
Societe Generale
5.32%, 07/03/06	50,000,000	50,000,000
UBS AG
5.25%, 07/03/06	5,708,000	5,708,000

TOTAL TIME DEPOSITS (Cost: $336,199,000)		336,199,000

VARIABLE & FLOATING RATE NOTES – 56.58%
Allstate Life Global Funding II
5.11%, 05/04/07	30,000,000	30,000,000
5.18%, 11/09/06(1)	20,000,000	20,004,260
5.19%, 07/06/07(1)	11,000,000	11,003,944
5.22%, 07/13/07(1)	35,000,000	35,013,389
5.26%, 07/13/07(1)	25,000,000	25,009,284
5.35%, 07/27/07(1)	50,000,000	50,000,000
American Express Bank
5.21%, 07/19/06	40,000,000	40,000,000
5.30%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
5.30%, 09/27/06	60,000,000	60,000,000
ANZ National International Ltd.
5.11%, 07/07/07(1)	75,000,000	75,000,000
ASIF Global Financing
5.17%, 08/11/06(1)	25,000,000	25,000,290
5.31%, 07/23/07(1)	75,000,000	74,996,948
5.38%, 12/11/06(1)	90,000,000	90,034,195
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(1)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.24%, 06/20/07(1)	70,000,000	70,000,000
Bank of Nova Scotia
5.29%, 09/29/06	35,000,000	34,997,503
Banque Nationale de Paris
5.07%, 10/04/06	20,000,000	19,998,585
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.32%, 07/15/07(1)	33,000,000	33,000,000
CC USA Inc.
5.17%, 07/14/06(1)	15,000,000	15,000,100
Commodore CDO Ltd. 2003-2A Class A1MM
5.38%, 06/12/07(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.23%, 07/19/06	75,000,000	75,000,000
5.29%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
5.37%, 06/15/07	100,000,000	100,000,000
Dexia Credit Local
5.29%, 08/30/06	35,000,000	34,998,850
Five Finance Inc.
5.15%, 09/15/06(1)	30,000,000	29,998,751
HBOS Treasury Services PLC
5.53%, 04/24/07(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.17%, 12/15/06(1)	50,000,000	50,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.48%, 12/18/06(1)(2)	20,000,000	20,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
Jordan Brick Co. Inc.
5.35%, 07/07/06(1)	$46,000,000	$46,000,000
JP Morgan Chase & Co.
5.11%, 07/02/07	75,000,000	75,000,000
K2 USA LLC
5.13%, 09/11/06(1)	100,000,000	99,997,059
5.39%, 06/04/07(1)	60,000,000	60,000,000
Lakeline Austin Development Ltd.
5.35%, 07/07/06(1)	9,800,000	9,800,000
Leafs LLC
5.27%, 02/20/07(1)	19,872,039	19,872,039
Links Finance LLC
5.15%, 10/16/06(1)	82,000,000	81,996,384
Marshall & Ilsley Bank
5.18%, 07/13/07	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.16%, 07/18/06(1)(2)	25,000,000	25,000,000
5.21%, 02/02/07(1)(2)	50,000,000	50,000,000
5.25%, 08/18/06(1)(2)	50,000,000	50,000,000
Monumental Global Funding II
5.49%, 12/27/06(1)	100,000,000	100,003,622
Mortgage Interest Networking Trust
5.54%, 08/25/06(1)	10,000,000	10,003,478
Natexis Banques Populaires
5.18%, 07/13/07(1)	50,000,000	50,000,000
Nationwide Building Society
5.55%, 04/27/07(1)	100,000,000	100,000,000
Nordea Bank AB
5.15%, 06/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
5.05%, 10/02/06	75,000,000	74,995,411
Northern Rock PLC
5.17%, 05/03/07(1)	70,000,000	70,000,000
Permanent Financing PLC Series 9A Class 1A
5.14%, 03/10/07(1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
5.14%, 11/13/06	50,000,000	49,999,258
Royal Bank of Scotland
5.29%, 08/30/06	100,000,000	99,996,711
Sedna Finance Inc.
5.24%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,995,722
5.16%, 08/15/06(1)	15,000,000	14,999,815
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(1)	50,000,000	50,000,000
Societe Generale
5.08%, 07/02/07(1)	30,000,000	30,000,000
Tango Finance Corp.
5.28%, 09/25/06(1)	30,000,000	29,998,947
Trap Rock Industry Inc.
5.35%, 07/07/06(1)	19,880,000	19,880,000
Union Hamilton Special Funding LLC
5.49%, 09/28/06(1)	50,000,000	50,000,000
US Bank N.A.
5.28%, 09/29/06	15,000,000	14,999,014
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/06(1)	49,478,705	49,478,705
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/06(1)	57,241,338	57,241,338
Westpac Banking Corp.
5.34%, 07/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
5.14%, 10/16/06(1)	100,000,000	99,996,998
5.22%, 10/20/06(1)	25,000,000	24,997,865
5.25%, 11/22/06(1)	75,000,000	74,991,930
5.30%, 07/28/06(1)	15,000,000	14,999,724
White Pine Finance LLC
5.15%, 07/17/06(1)	50,000,000	49,999,550
5.15%, 09/15/06(1)	46,000,000	45,998,562

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,404,298,231)		3,404,298,231

REPURCHASE AGREEMENTS – 23.27%
Bank of America N.A. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,800,001, 5.50%, 12/1/35).	$40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 5.37%, due 7/3/06, maturity value $150,067,125 (collateralized by non-U.S. Government debt securities, value $165,002,598, 1.50% to 8.63%, 7/15/13 to 6/10/48).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $250,113,750 (collateralized by non-U.S. Government debt securities, value $279,395,542, 0.00% to 10.00%, 6/1/28 to 12/15/35).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,836, 5.48% to 6.19%, 3/1/36 to 6/1/36).	40,000,000	40,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $40,800,000, 4.50% to 6.00%, 1/1/33 to 3/1/35).	$40,000,000	$40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $100,045,500 (collateralized by non-U.S. Government debt securities, value $105,000,000, 0.00% to 10.00%, 1/1/10).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $100,044,667 (collateralized by non-U.S. Government debt securities, value $103,000,892, 5.00% to 8.75%, 8/15/06 to 3/1/46).	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,779, 3.20% to 7.97%, 12/1/18 to 4/1/36).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $41,201,458, 4.00% to 6.00%, 10/25/16 to 10/25/30).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.43%, due 7/3/06, maturity value $100,045,250 (collateralized by non-U.S. Government debt securities, value $103,127,698, 0.00% to 10.13%, 10/15/06 to 9/1/23).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.45%, due 9/28/06, maturity value $152,043,750 (collateralized by non-U.S. Government debt securities, value $154,502,657, 4.65% to 8.38%, 6/15/07 to 12/1/25).(2)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 5.30%, due 7/3/06, maturity value $100,044,167 (collateralized by U.S. Government obligations, value $102,001,212, 3.38% to 6.63%, 8/23/07 to 6/14/13).	100,000,000	100,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.51%, due 7/4/07, maturity value $264,119,375 (collateralized by non-U.S. Government debt securities, value $270,740,244, 0.00% to 10.00%, 7/3/06 to 6/30/36).(2)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,400,000,000)		1,400,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $5,996,013,548)		5,996,013,548

Other Assets, Less Liabilities – 0.34%		20,414,297

NET ASSETS – 100.00%		$6,016,427,845

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares	Value
COMMON STOCKS – 98.96%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc.(1)(2)	89,559	$747,817
Omnicom Group Inc.	35,220	3,137,750

		3,885,567

AEROSPACE & DEFENSE – 2.13%
Boeing Co. (The)	165,045	13,518,836
General Dynamics Corp.	83,330	5,454,782
Goodrich (B.F.) Co.(2)	25,866	1,042,141
L-3 Communications Holdings Inc.	25,123	1,894,777
Lockheed Martin Corp.	73,105	5,244,553
Northrop Grumman Corp.	70,963	4,545,890
Raytheon Co.	92,106	4,105,164
Rockwell Collins Inc.(2)	35,239	1,968,803
United Technologies Corp.	208,658	13,233,090

		51,008,036

AGRICULTURE – 1.90%
Altria Group Inc.	431,011	31,649,138
Archer-Daniels-Midland Co.	135,094	5,576,680
Monsanto Co.	55,855	4,702,432
Reynolds American Inc.(2)	17,679	2,038,389
UST Inc.(2)	33,325	1,505,957

		45,472,596

AIRLINES – 0.10%
Southwest Airlines Co.	145,449	2,381,000

		2,381,000

APPAREL – 0.35%
Coach Inc.(1)	79,475	2,376,302
Jones Apparel Group Inc.	23,493	746,842
Liz Claiborne Inc.(2)	21,780	807,167
Nike Inc. Class B	38,974	3,156,894
VF Corp.(2)	18,209	1,236,755

		8,323,960

AUTO MANUFACTURERS – 0.39%
Ford Motor Co.(2)	387,290	2,683,920
General Motors Corp.(2)	116,755	3,478,131
Navistar International Corp.(1)	12,553	308,929
PACCAR Inc.(2)	34,474	2,839,968

		9,310,948

AUTO PARTS & EQUIPMENT – 0.16%
Cooper Tire & Rubber Co.(2)	13,285	147,995
Goodyear Tire & Rubber Co. (The)(1)	36,965	410,311
Johnson Controls Inc.(2)	40,248	3,309,191

		3,867,497

BANKS – 6.68%
AmSouth Bancorp	71,855	1,900,565
Bank of America Corp.	941,947	45,307,651
Bank of New York Co. Inc. (The)	159,313	5,129,879
BB&T Corp.	113,539	4,722,087
Comerica Inc.	33,536	1,743,537
Commerce Bancorp Inc.(2)	38,261	1,364,770
Compass Bancshares Inc.(2)	26,443	1,470,231
Fifth Third Bancorp(2)	114,880	4,244,816
First Horizon National Corp.(2)	25,250	1,015,050
Huntington Bancshares Inc.	50,649	1,194,303
KeyCorp	83,443	2,977,246
M&T Bank Corp.(2)	16,271	1,918,676
Marshall & Ilsley Corp.	46,399	2,122,290
Mellon Financial Corp.	85,370	2,939,289
National City Corp.(2)	111,983	4,052,665
North Fork Bancorp Inc.	96,034	2,897,346
Northern Trust Corp.	38,396	2,123,299
PNC Financial Services Group	61,103	4,287,598
Regions Financial Corp.	94,130	3,117,586
State Street Corp.(2)	68,608	3,985,439
SunTrust Banks Inc.	75,063	5,724,304
Synovus Financial Corp.(2)	66,294	1,775,353
U.S. Bancorp	367,397	11,345,219
Wachovia Corp.(2)	332,013	17,955,263
Wells Fargo & Co.	346,774	23,261,600
Zions Bancorporation	21,792	1,698,468

		160,274,530

BEVERAGES – 2.13%
Anheuser-Busch Companies Inc.(2)	159,522	7,272,608
Brown-Forman Corp. Class B(2)	17,051	1,218,294
Coca-Cola Co. (The)	423,047	18,199,482
Coca-Cola Enterprises Inc.	62,187	1,266,749
Constellation Brands Inc.(1)(2)	41,404	1,035,100
Molson Coors Brewing Co. Class B(2)	11,740	796,911
Pepsi Bottling Group Inc.	27,765	892,645
PepsiCo Inc.	341,093	20,479,224

		51,161,013

BIOTECHNOLOGY – 1.02%
Amgen Inc.(1)	243,406	15,877,373
Biogen Idec Inc.(1)	70,985	3,288,735
Genzyme Corp.(1)(2)	53,745	3,281,132
MedImmune Inc.(1)(2)	51,104	1,384,918
Millipore Corp.(1)	10,926	688,229

		24,520,387

BUILDING MATERIALS – 0.23%
American Standard Companies Inc.(2)	36,466	1,577,884
Masco Corp.	82,003	2,430,569
Vulcan Materials Co.(2)	20,839	1,625,442

		5,633,895

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
CHEMICALS – 1.35%
Air Products & Chemicals Inc.(2)	46,279	$2,958,154
Ashland Inc.(2)	14,617	974,954
Dow Chemical Co. (The)(2)	198,517	7,748,119
Du Pont (E.I.) de Nemours and Co.(2)	190,169	7,911,030
Eastman Chemical Co.	16,647	898,938
Ecolab Inc.(2)	37,914	1,538,550
Hercules Inc.(1)(2)	23,272	355,131
International Flavors & Fragrances Inc.(2)	16,021	564,580
PPG Industries Inc.(2)	34,186	2,256,276
Praxair Inc.	66,704	3,602,016
Rohm & Haas Co.	30,156	1,511,419
Sherwin-Williams Co. (The)	22,974	1,090,806
Sigma-Aldrich Corp.	13,896	1,009,405

		32,419,378

COAL – 0.07%
CONSOL Energy Inc.	37,790	1,765,549

		1,765,549

COMMERCIAL SERVICES – 0.80%
Apollo Group Inc. Class A(1)	28,759	1,485,978
Block (H & R) Inc.(2)	68,135	1,625,701
Cendant Corp.	206,489	3,363,706
Convergys Corp.(1)	29,374	572,793
Donnelley (R.R.) & Sons Co.	44,211	1,412,541
Equifax Inc.	26,630	914,474
McKesson Corp.	62,784	2,968,428
Moody’s Corp.	50,429	2,746,363
Paychex Inc.	68,817	2,682,487
Robert Half International Inc.	35,286	1,482,012

		19,254,483

COMPUTERS – 3.60%
Affiliated Computer Services Inc. Class A(1)	24,722	1,275,902
Apple Computer Inc.(1)	175,559	10,027,930
Computer Sciences Corp.(1)	38,687	1,873,998
Dell Inc.(1)	468,898	11,445,800
Electronic Data Systems Corp.	107,021	2,574,925
EMC Corp.(1)	488,111	5,354,578
Gateway Inc.(1)	51,610	98,059
Hewlett-Packard Co.	575,799	18,241,312
International Business Machines Corp.(2)	320,019	24,583,860
Lexmark International Inc.(1)	21,532	1,202,132
NCR Corp.(1)	37,708	1,381,621
Network Appliance Inc.(1)(2)	77,062	2,720,289
SanDisk Corp.(1)	40,117	2,045,165
Sun Microsystems Inc.(1)	722,076	2,996,615
Unisys Corp.(1)	71,074	446,345

		86,268,531

COSMETICS & PERSONAL CARE – 2.03%
Alberto-Culver Co.(2)	15,689	764,368
Avon Products Inc.	92,682	2,873,142
Colgate-Palmolive Co.	106,239	6,363,716
Estee Lauder Companies Inc. (The) Class A(2)	24,729	956,270
Procter & Gamble Co.	677,326	37,659,326

		48,616,822

DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.(2)	35,958	1,498,010
Grainger (W.W.) Inc.	15,920	1,197,662

		2,695,672

DIVERSIFIED FINANCIAL SERVICES – 8.16%
American Express Co.(2)	254,681	13,554,123
Ameriprise Financial Inc.	50,432	2,252,797
Bear Stearns Companies Inc. (The)	24,898	3,487,712
Capital One Financial Corp.	62,557	5,345,496
CIT Group Inc.	41,350	2,162,191
Citigroup Inc.	1,026,107	49,499,402
Countrywide Financial Corp.	125,430	4,776,374
E*TRADE Financial Corp.(1)(2)	87,702	2,001,360
Federal Home Loan Mortgage Corp.	142,636	8,131,678
Federal National Mortgage Association	199,793	9,610,043
Federated Investors Inc. Class B	17,624	555,156
Franklin Resources Inc.	31,665	2,748,839
Goldman Sachs Group Inc. (The)	89,181	13,415,498
Janus Capital Group Inc.(2)	43,702	782,266
JP Morgan Chase & Co.	717,183	30,121,686
Legg Mason Inc.	27,262	2,713,114
Lehman Brothers Holdings Inc.	110,524	7,200,639
Merrill Lynch & Co. Inc.	190,729	13,267,109
Morgan Stanley	221,089	13,975,036
Rowe (T.) Price Group Inc.	54,772	2,070,929
Schwab (Charles) Corp. (The)	212,912	3,402,334
SLM Corp.	84,816	4,488,463

		195,562,245

ELECTRIC – 3.09%
AES Corp. (The)(1)(2)	135,912	2,507,576
Allegheny Energy Inc.(1)(2)	33,567	1,244,329
Ameren Corp.(2)	42,574	2,149,987
American Electric Power Co. Inc.	81,125	2,778,531
CenterPoint Energy Inc.	65,171	814,638
CMS Energy Corp.(1)(2)	46,135	596,987
Consolidated Edison Inc.	50,459	2,242,398
Constellation Energy Group Inc.	37,108	2,023,128
Dominion Resources Inc.(2)	71,743	5,365,659
DTE Energy Co.(2)	36,881	1,502,532
Duke Energy Corp.	254,927	7,487,206
Edison International	67,104	2,617,056
Entergy Corp.	42,857	3,032,133
Exelon Corp.	137,992	7,842,085
FirstEnergy Corp.	68,090	3,691,159
FPL Group Inc.	83,454	3,453,327

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
ELECTRIC (Continued)
PG&E Corp.(2)	71,671	$2,815,237
Pinnacle West Capital Corp.	20,170	804,985
PPL Corp.(2)	78,261	2,527,830
Progress Energy Inc.(2)	52,459	2,248,917
Public Service Enterprise Group Inc.	51,913	3,432,488
Southern Co. (The)(2)	153,180	4,909,419
TECO Energy Inc.	43,692	652,758
TXU Corp.	95,455	5,707,254
Xcel Energy Inc.(2)	83,603	1,603,506

		74,051,125

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
American Power Conversion Corp.(2)	34,557	673,516
Emerson Electric Co.	84,729	7,101,137
Molex Inc.(2)	29,336	984,810

		8,759,463

ELECTRONICS – 0.49%
Agilent Technologies Inc.(1)	87,908	2,774,376
Applera Corp. - Applied Biosystems Group	38,131	1,233,538
Fisher Scientific International Inc.(1)	25,527	1,864,747
Jabil Circuit Inc.	36,394	931,686
PerkinElmer Inc.	26,161	546,765
Sanmina-SCI Corp.(1)	109,718	504,703
Solectron Corp.(1)	190,093	650,118
Symbol Technologies Inc.	52,579	567,327
Tektronix Inc.	17,304	509,084
Thermo Electron Corp.(1)	33,439	1,211,829
Waters Corp.(1)(2)	21,655	961,482

		11,755,655

ENGINEERING & CONSTRUCTION – 0.07%
Fluor Corp.(2)	18,033	1,675,807

		1,675,807

ENTERTAINMENT – 0.11%
International Game Technology Inc.	70,004	2,655,952

		2,655,952

ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.(1)(2)	50,238	570,704
Waste Management Inc.	112,348	4,031,046

		4,601,750

FOOD – 1.46%
Campbell Soup Co.(2)	38,244	1,419,235
ConAgra Foods Inc.(2)	106,823	2,361,857
Dean Foods Co.(1)	28,346	1,054,188
General Mills Inc.(2)	73,477	3,795,822
Heinz (H.J.) Co.	69,033	2,845,540
Hershey Co. (The)(2)	36,668	2,019,307
Kellogg Co.(2)	50,345	2,438,208
Kroger Co.	149,355	3,264,900
McCormick & Co. Inc. NVS	27,403	919,371
Safeway Inc.(2)	92,478	2,404,428
Sara Lee Corp.	156,554	2,507,995
SUPERVALU Inc.	42,590	1,307,513
Sysco Corp.(2)	127,686	3,902,084
Tyson Foods Inc. Class A(2)	51,221	761,144
Whole Foods Market Inc.(2)	28,827	1,863,377
Wrigley (William Jr.) Co.(2)	45,834	2,079,030

		34,943,999

FOREST PRODUCTS & PAPER – 0.43%
International Paper Co.(2)	101,640	3,282,972
Louisiana-Pacific Corp.	21,879	479,150
MeadWestvaco Corp.(2)	37,750	1,054,358
Plum Creek Timber Co. Inc.(2)	38,077	1,351,734
Temple-Inland Inc.	23,032	987,382
Weyerhaeuser Co.(2)	50,831	3,164,230

		10,319,826

GAS – 0.24%
KeySpan Corp.	36,110	1,458,844
Nicor Inc.(2)	9,189	381,344
NiSource Inc.(2)	56,244	1,228,369
Peoples Energy Corp.(2)	7,893	283,438
Sempra Energy	53,731	2,443,686

		5,795,681

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	15,693	1,325,431
Snap-On Inc.(2)	12,087	488,557
Stanley Works (The)(2)	14,557	687,382

		2,501,370

HEALTH CARE – PRODUCTS – 3.05%
Bard (C.R.) Inc.(2)	21,341	1,563,442
Bausch & Lomb Inc.	11,305	554,397
Baxter International Inc.	135,170	4,968,849
Becton, Dickinson & Co.	51,005	3,117,936
Biomet Inc.	50,452	1,578,643
Boston Scientific Corp.(1)	250,820	4,223,809
Johnson & Johnson	611,184	36,622,145
Medtronic Inc.(2)	249,146	11,689,930
Patterson Companies Inc.(1)(2)	28,357	990,510
St. Jude Medical Inc.(1)	74,600	2,418,532
Stryker Corp.(2)	60,197	2,534,896
Zimmer Holdings Inc.(1)	51,226	2,905,539

		73,168,628

HEALTH CARE – SERVICES – 1.67%
Aetna Inc.(2)	117,045	4,673,607
Coventry Health Care Inc.(1)	33,338	1,831,590
HCA Inc.	84,231	3,634,568

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
HEALTH CARE – SERVICES (Continued)
Health Management Associates Inc. Class A(2)	50,021	$985,914
Humana Inc.(1)	33,920	1,821,504
Laboratory Corp. of America Holdings(1)(2)	25,652	1,596,324
Manor Care Inc.(2)	16,582	778,027
Quest Diagnostics Inc.(2)	33,542	2,009,837
Tenet Healthcare Corp.(1)(2)	98,616	688,340
UnitedHealth Group Inc.	278,041	12,450,676
WellPoint Inc.(1)	131,577	9,574,858

		40,045,245

HOME BUILDERS – 0.24%
Centex Corp.(2)	24,991	1,257,047
Horton (D.R.) Inc.	55,763	1,328,275
KB Home	15,310	701,964
Lennar Corp. Class A	29,068	1,289,747
Pulte Homes Inc.(2)	44,160	1,271,366

		5,848,399

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.(2)	13,789	1,177,167
Whirlpool Corp.(2)	16,191	1,338,186

		2,515,353

HOUSEHOLD PRODUCTS & WARES – 0.47%
Avery Dennison Corp.(2)	22,855	1,326,961
Clorox Co. (The)	31,119	1,897,325
Fortune Brands Inc.(2)	30,430	2,160,834
Kimberly-Clark Corp.	94,904	5,855,577

		11,240,697

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.(2)	57,131	1,475,694

		1,475,694

INSURANCE – 4.81%
ACE Ltd.	67,131	3,396,157
AFLAC Inc.	102,931	4,770,852
Allstate Corp. (The)	131,154	7,178,058
Ambac Financial Group Inc.(2)	21,944	1,779,658
American International Group Inc.	536,143	31,659,244
AON Corp.(2)	65,788	2,290,738
Chubb Corp.	85,651	4,273,985
CIGNA Corp.	24,725	2,435,660
Cincinnati Financial Corp.(2)	35,658	1,676,283
Genworth Financial Inc. Class A	75,315	2,623,975
Hartford Financial Services Group Inc. (The)	62,567	5,293,168
Lincoln National Corp.(2)	59,275	3,345,481
Loews Corp.	83,820	2,971,419
Marsh & McLennan Companies Inc.(2)	113,424	3,049,971
MBIA Inc.(2)	27,867	1,631,613
MetLife Inc.	156,598	8,019,384
MGIC Investment Corp.(2)	18,197	1,182,805
Principal Financial Group Inc.(2)	57,179	3,182,011
Progressive Corp. (The)(2)	161,532	4,152,988
Prudential Financial Inc.	101,559	7,891,134
SAFECO Corp.(2)	24,443	1,377,363
St. Paul Travelers Companies Inc.	143,723	6,407,171
Torchmark Corp.(2)	20,535	1,246,885
UNUMProvident Corp.(2)	61,419	1,113,526
XL Capital Ltd. Class A(2)	37,171	2,278,582

		115,228,111

INTERNET – 1.73%
Amazon.com Inc.(1)(2)	64,151	2,481,361
eBay Inc.(1)(2)	238,683	6,991,025
Google Inc. Class A(1)	42,542	17,839,137
Monster Worldwide Inc.(1)	26,481	1,129,679
Symantec Corp.(1)	213,686	3,320,680
VeriSign Inc.(1)(2)	50,803	1,177,106
Yahoo! Inc.(1)	258,817	8,540,961

		41,479,949

IRON & STEEL – 0.27%
Allegheny Technologies Inc.	17,891	1,238,773
Nucor Corp.	64,326	3,489,686
United States Steel Corp.	25,659	1,799,209

		6,527,668

LEISURE TIME – 0.34%
Brunswick Corp.	19,658	653,629
Carnival Corp.(2)	89,658	3,742,325
Harley-Davidson Inc.	55,603	3,052,049
Sabre Holdings Corp.	27,509	605,198

		8,053,201

LODGING – 0.41%
Harrah’s Entertainment Inc.	38,141	2,714,876
Hilton Hotels Corp.(2)	68,528	1,937,972
Marriott International Inc. Class A	67,458	2,571,499
Starwood Hotels & Resorts Worldwide Inc.	44,848	2,706,128

		9,930,475

MACHINERY – 0.76%
Caterpillar Inc.(2)	138,224	10,294,924
Cummins Inc.(2)	9,607	1,174,456
Deere & Co.(2)	48,325	4,034,654
Rockwell Automation Inc.(2)	36,648	2,639,022

		18,143,056

MANUFACTURING – 5.31%
Cooper Industries Ltd.(2)	19,079	1,772,821
Danaher Corp.(2)	48,705	3,132,706
Dover Corp.	42,096	2,080,805
Eastman Kodak Co.(2)	59,508	1,415,100
Eaton Corp.	30,961	2,334,459

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
MANUFACTURING (Continued)
General Electric Co.	2,146,313	$70,742,476
Honeywell International Inc.(2)	170,905	6,887,472
Illinois Tool Works Inc.(2)	85,496	4,061,060
Ingersoll-Rand Co. Class A	67,925	2,905,832
ITT Industries Inc.	38,407	1,901,147
Leggett & Platt Inc.(2)	37,442	935,301
Pall Corp.	26,133	731,724
Parker Hannifin Corp.	24,897	1,932,007
Textron Inc.(2)	26,868	2,476,692
3M Co.	155,624	12,569,750
Tyco International Ltd.	420,388	11,560,670

		127,440,022

MEDIA – 3.22%
CBS Corp. Class B	159,467	4,313,582
Clear Channel Communications Inc.	103,894	3,215,519
Comcast Corp. Class A(1)	436,124	14,278,700
Dow Jones & Co. Inc.	12,194	426,912
Gannett Co. Inc.	49,040	2,742,807
McGraw-Hill Companies Inc. (The)	73,863	3,710,138
Meredith Corp.(2)	8,656	428,818
New York Times Co. Class A(2)	29,460	722,948
News Corp. Class A(2)	488,288	9,365,364
Scripps (E.W.) Co. Class A	17,458	753,138
Time Warner Inc.	883,887	15,291,245
Tribune Co.	45,205	1,465,998
Univision Communications Inc. Class A (1)(2)	46,053	1,542,776
Viacom Inc. Class B(1)	148,842	5,334,497
Walt Disney Co. (The)(2)	453,045	13,591,350

		77,183,792

MINING – 0.68%
Alcoa Inc.	179,612	5,812,244
Freeport-McMoRan Copper & Gold Inc.	38,760	2,147,692
Newmont Mining Corp.	92,666	4,904,811
Phelps Dodge Corp.	42,076	3,456,964

		16,321,711

OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	45,743	1,889,186
Xerox Corp.(1)(2)	189,854	2,640,869

		4,530,055

OIL & GAS – 8.14%
Anadarko Petroleum Corp.	94,653	4,514,002
Apache Corp.	68,193	4,654,172
Chesapeake Energy Corp.(2)	79,841	2,415,190
Chevron Corp.	457,517	28,393,505
ConocoPhillips	340,712	22,326,857
Devon Energy Corp.	90,826	5,486,799
EOG Resources Inc.(2)	50,016	3,468,109
Exxon Mobil Corp.	1,248,835	76,616,027
Hess Corp.(2)	49,729	2,628,178
Kerr-McGee Corp.	46,899	3,252,446
Marathon Oil Corp.	74,817	6,232,256
Murphy Oil Corp.(2)	34,296	1,915,775
Nabors Industries Ltd.(1)	64,084	2,165,398
Noble Corp.(2)	28,519	2,122,384
Occidental Petroleum Corp.	88,404	9,065,830
Rowan Companies Inc.(2)	22,973	817,609
Sunoco Inc.	27,382	1,897,299
Transocean Inc.(1)(2)	67,070	5,387,062
Valero Energy Corp.	127,042	8,450,834
XTO Energy Inc.	75,173	3,327,909

		195,137,641

OIL & GAS SERVICES – 1.58%
Baker Hughes Inc.	70,343	5,757,575
BJ Services Co.(2)	66,375	2,473,133
Halliburton Co.	106,552	7,907,224
National Oilwell Varco Inc.(1)	36,329	2,300,352
Schlumberger Ltd.(2)	243,542	15,857,020
Weatherford International Ltd.(1)(2)	71,979	3,571,598

		37,866,902

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	21,721	804,546
Bemis Co. Inc.	21,525	659,096
Pactiv Corp.(1)	28,750	711,563
Sealed Air Corp.(2)	16,909	880,621

		3,055,826

PHARMACEUTICALS – 5.88%
Abbott Laboratories	315,034	13,738,633
Allergan Inc.(2)	31,515	3,380,299
AmerisourceBergen Corp.	43,338	1,816,729
Barr Pharmaceuticals Inc.(1)	22,044	1,051,278
Bristol-Myers Squibb Co.	405,881	10,496,083
Cardinal Health Inc.(2)	86,220	5,546,533
Caremark Rx Inc.	91,291	4,552,682
Express Scripts Inc.(1)	30,355	2,177,668
Forest Laboratories Inc.(1)	67,094	2,595,867
Gilead Sciences Inc.(1)	93,928	5,556,780
Hospira Inc.(1)	32,048	1,376,141
King Pharmaceuticals Inc.(1)	50,799	863,583
Lilly (Eli) & Co.	233,276	12,893,165
Medco Health Solutions Inc.(1)	62,275	3,567,112
Merck & Co. Inc.	450,498	16,411,642
Mylan Laboratories Inc.(2)	42,728	854,560
Pfizer Inc.	1,512,444	35,497,061
Schering-Plough Corp.	305,726	5,817,966
Watson Pharmaceuticals Inc.(1)(2)	21,092	491,022
Wyeth(2)	277,825	12,338,208

		141,023,012

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
PIPELINES – 0.32%
Dynegy Inc. Class A(1)	76,604	$419,024
El Paso Corp.	144,471	2,167,065
Kinder Morgan Inc.	21,520	2,149,633
Williams Companies Inc.(2)	122,347	2,858,026

		7,593,748

REAL ESTATE INVESTMENT TRUSTS – 0.89%
Apartment Investment & Management Co. Class A(2)	20,092	872,997
Archstone-Smith Trust(2)	44,127	2,244,740
Boston Properties Inc.(2)	18,748	1,694,819
Equity Office Properties Trust(2)	75,736	2,765,121
Equity Residential(2)	60,126	2,689,436
Kimco Realty Corp.(2)	43,966	1,604,319
ProLogis(2)	50,565	2,635,448
Public Storage Inc.	16,969	1,287,947
Simon Property Group Inc.	37,845	3,138,864
Vornado Realty Trust	24,553	2,395,145

		21,328,836

RETAIL – 5.85%
AutoNation Inc.(1)	30,834	661,081
AutoZone Inc.(1)(2)	10,910	962,262
Bed Bath & Beyond Inc.(1)(2)	58,095	1,927,011
Best Buy Co. Inc.	83,076	4,555,888
Big Lots Inc.(1)(2)	23,994	409,818
Circuit City Stores Inc.(2)	31,516	857,866
Costco Wholesale Corp.(2)	97,275	5,557,321
CVS Corp.	168,942	5,186,519
Darden Restaurants Inc.(2)	26,629	1,049,183
Dillard’s Inc. Class A(2)	12,577	400,577
Dollar General Corp.(2)	64,268	898,467
Family Dollar Stores Inc.(2)	32,407	791,703
Federated Department Stores Inc.	114,202	4,179,793
Gap Inc. (The)	113,558	1,975,909
Home Depot Inc.	426,650	15,269,804
Kohl’s Corp.(1)	70,183	4,149,219
Limited Brands Inc.(2)	70,829	1,812,514
Lowe’s Companies Inc.(2)	160,140	9,715,694
McDonald’s Corp.	257,214	8,642,390
Nordstrom Inc.	44,264	1,615,636
Office Depot Inc.(1)	59,399	2,257,162
OfficeMax Inc.	14,754	601,226
Penney (J.C.) Co. Inc.	48,481	3,272,952
RadioShack Corp.	28,224	395,136
Sears Holdings Corp.(1)(2)	20,023	3,100,361
Staples Inc.	150,309	3,655,515
Starbucks Corp.(1)(2)	158,430	5,982,317
Target Corp.	178,223	8,709,758
Tiffany & Co.(2)	29,045	959,066
TJX Companies Inc.	94,297	2,155,629
Walgreen Co.	208,511	9,349,633
Wal-Mart Stores Inc.	516,097	24,860,392
Wendy’s International Inc.	24,290	1,415,864
Yum! Brands Inc.(2)	56,276	2,828,995

		140,162,661

SAVINGS & LOANS – 0.61%
Golden West Financial Corp.	52,874	3,923,251
Sovereign Bancorp Inc.(2)	77,297	1,569,906
Washington Mutual Inc.	198,317	9,039,289

		14,532,446

SEMICONDUCTORS – 2.71%
Advanced Micro Devices Inc.(1)	99,943	2,440,608
Altera Corp.(1)	74,518	1,307,791
Analog Devices Inc.	74,562	2,396,423
Applied Materials Inc.	322,808	5,255,314
Broadcom Corp. Class A(1)	94,561	2,841,558
Freescale Semiconductor Inc. Class B(1)	83,771	2,462,867
Intel Corp.(2)	1,200,695	22,753,170
KLA-Tencor Corp.(2)	41,212	1,713,183
Linear Technology Corp.	62,687	2,099,388
LSI Logic Corp.(1)	82,159	735,323
Maxim Integrated Products Inc.(2)	65,888	2,115,664
Micron Technology Inc.(1)	141,406	2,129,574
National Semiconductor Corp.	69,476	1,657,003
Novellus Systems Inc.(1)	25,570	631,579
NVIDIA Corp.(1)	72,197	1,537,074
PMC-Sierra Inc.(1)	42,806	402,376
QLogic Corp.(1)	33,968	585,608
Teradyne Inc.(1)	41,257	574,710
Texas Instruments Inc.	321,607	9,741,476
Xilinx Inc.(2)	70,620	1,599,543

		64,980,232

SOFTWARE – 3.55%
Adobe Systems Inc.(1)	123,596	3,752,375
Autodesk Inc.(1)	47,994	1,653,873
Automatic Data Processing Inc.	118,979	5,395,698
BMC Software Inc.(1)	43,741	1,045,410
CA Inc.	93,686	1,925,247
Citrix Systems Inc.(1)(2)	37,934	1,522,671
Compuware Corp.(1)	77,757	520,972
Electronic Arts Inc.(1)(2)	63,206	2,720,386
First Data Corp.	158,028	7,117,581
Fiserv Inc.(1)	36,276	1,645,479
IMS Health Inc.	41,408	1,111,805
Intuit Inc.(1)	35,273	2,130,136
Microsoft Corp.	1,810,834	42,192,432
Novell Inc.(1)	70,054	464,458
Oracle Corp.(1)(2)	803,846	11,647,729
Parametric Technology Corp.(1)	22,648	287,856

		85,134,108

TELECOMMUNICATIONS – 6.05%
ADC Telecommunications Inc.(1)	24,377	410,996
Alltel Corp.	80,323	5,127,017
Andrew Corp.(1)	33,783	299,317
AT&T Inc.	802,516	22,382,171
Avaya Inc.(1)(2)	84,884	969,375

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
TELECOMMUNICATIONS (Continued)
BellSouth Corp.	373,364	$13,515,777
CenturyTel Inc.	24,202	899,104
CIENA Corp.(1)(2)	118,783	571,346
Cisco Systems Inc.(1)	1,260,061	24,608,991
Citizens Communications Co.(2)	67,636	882,650
Comverse Technology Inc.(1)	41,291	816,323
Corning Inc.(1)	321,513	7,777,399
Embarq Corp.(1)	30,558	1,252,572
JDS Uniphase Corp.(1)(2)	346,006	875,395
Juniper Networks Inc.(1)(2)	117,506	1,878,921
Lucent Technologies Inc.(1)(2)	928,277	2,246,430
Motorola Inc.	509,840	10,273,276
QUALCOMM Inc.	345,984	13,863,579
Qwest Communications International Inc.(1)(2)	322,954	2,612,698
Sprint Nextel Corp.(2)	614,917	12,292,191
Tellabs Inc.(1)	92,528	1,231,548
Verizon Communications Inc.	602,150	20,166,004

		144,953,080

TEXTILES – 0.05%
Cintas Corp.(2)	28,211	1,121,669

		1,121,669

TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	34,628	627,113
Mattel Inc.	80,845	1,334,751

		1,961,864

TRANSPORTATION – 1.89%
Burlington Northern Santa Fe Corp.	75,276	5,965,623
CSX Corp.	45,745	3,222,278
FedEx Corp.	62,983	7,360,193
Norfolk Southern Corp.	85,605	4,555,898
Ryder System Inc.	12,517	731,368
Union Pacific Corp.	55,520	5,161,139
United Parcel Service Inc. Class B(2)	223,888	18,432,699

		45,429,198

TOTAL COMMON STOCKS (Cost: $2,252,768,643)		2,372,896,016

	Principal
SHORT-TERM INVESTMENTS – 12.46%

CERTIFICATES OF DEPOSIT(3) – 0.33%
Credit Suisse First Boston NY
5.28%, 04/23/07	$251,892	251,892
Fortis Bank NY
4.43%, 07/20/06	629,466	629,466
Societe Generale
5.33%, 12/08/06	2,519,019	2,519,019
Toronto-Dominion Bank
3.94%, 07/10/06	1,259,509	1,259,509
Washington Mutual Bank
5.28%, 08/07/06	1,259,509	1,259,509
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,015,215	2,015,215

		7,934,610

COMMERCIAL PAPER(3) – 2.50%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	7,032,546	6,993,033
ASAP Funding Ltd.
5.21%, 08/08/06(4)	1,209,129	1,202,829
Barton Capital Corp.
5.29%, 08/01/06(4)	2,407,905	2,397,644
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	957,227	954,972
CC USA Inc.
5.03%, 10/24/06(4)	503,804	495,849
Chariot Funding LLC
5.30%, 07/28/06(4)	1,897,703	1,890,718
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	5,525,845	5,524,279
Curzon Funding LLC
5.30%, 07/31/06(4)	2,519,019	2,508,635
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,858,330	1,814,948
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	5,332,107	5,313,408
Five Finance Inc.
5.19%, 12/01/06(4)	1,133,558	1,108,882
General Electric Capital Services Inc.
5.22%, 12/11/06	251,902	246,021
Govco Inc.
5.22%, 08/03/06(4)	2,519,019	2,507,696
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	856,466	843,194
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	629,755	627,534
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	2,316,993	2,311,260
Landale Funding LLC
5.30%, 08/15/06(4)	2,770,920	2,753,379

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	$3,900,196	$3,870,526
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	2,544,209	2,536,743
Prudential Funding LLC
5.22%, 07/31/06	1,259,509	1,254,396
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	2,519,019	2,512,785
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	2,951,509	2,949,836
Scaldis Capital LLC
5.30%, 07/25/06(4)	1,574,563	1,569,463
Sydney Capital Corp.
5.10%, 07/07/06(4)	2,755,554	2,753,993
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	3,078,971	3,071,352

		60,013,375

MEDIUM-TERM NOTES(3) – 0.29%
Bank of America N.A.
5.28%, 04/20/07	629,755	629,755
Dorada Finance Inc.
3.93%, 07/07/06(4)	780,896	780,895
K2 USA LLC
3.94%, 07/07/06(4)	1,511,411	1,511,410
Marshall & Ilsley Bank
5.18%, 12/15/06	2,519,019	2,522,937
Sigma Finance Inc.
5.13%, 03/30/07(4)	881,656	881,656
US Bank N.A.
2.85%, 11/15/06	503,804	500,375

		6,827,028

MONEY MARKET FUNDS – 0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	20,938,914	20,938,914

		20,938,914

REPURCHASE AGREEMENTS(3) – 2.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,196,340, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$5,038,037	5,038,037
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $3,780,220 (collateralized by non-U.S. Government debt securities, value $4,162,177, 2.12% to 6.47%, 11/25/34 to 12/25/42).	3,778,528	3,778,528
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,174,768, 5.36% to 6.00%, 12/25/35 to 12/25/42).	5,038,037	5,038,037
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,300,360 (collateralized by non-U.S. Government debt securities, value $7,047,738, 0.00% to 10.00%, 6/1/28 to 12/15/35).	6,297,546	6,297,546
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,512,099 (collateralized by non-U.S. Government debt securities, value $1,710,980, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,511,411	1,511,411
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,572,945, 5.22% to 5.42%, 7/3/06).	2,519,019	2,519,019
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,032,265 (collateralized by non-U.S. Government debt securities, value $4,237,791, 0.00% to 10.00%, 1/1/10 to 6/6/16).	4,030,430	4,030,430
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,222, 6.38% to 8.49%, 1/7/09 to 2/23/36).	2,519,019	2,519,019
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,255, 0.07% to 7.75%, 2/22/11 to 12/15/45).	2,519,019	2,519,019

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,297,295, 0.00% to 8.57%, 6/25/23 to 4/25/46).	$5,038,037	$5,038,037
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,650,913, 3.79% to 7.22%, 5/15/07 to 3/15/42).	2,519,019	2,519,019
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $882,057 (collateralized by non-U.S. Government debt securities, value $933,323, 0.00% to 10.00%, 7/3/06 to 6/30/36).	881,656	881,656
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,854,804 (collateralized by non-U.S. Government debt securities, value $1,866,646, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	1,763,313	1,763,313
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $5,040,297 (collateralized by non-U.S. Government debt securities, value $5,297,239, 0.00% to 10.00%, 1/1/10 to 5/6/16).	5,038,037	5,038,037

		48,491,108

TIME DEPOSITS(3) – 0.99%
ABN Amro Bank NV
5.30%, 07/03/06	2,519,019	2,519,019
KBC Bank NV
5.32%, 07/03/06	7,557,056	7,557,056
Societe Generale
5.32%, 07/03/06	6,297,546	6,297,546
UBS AG
5.25% - 5.34%, 07/03/06	7,262,557	7,262,557

		23,636,178

U.S. TREASURY OBLIGATIONS – 0.05%
U.S. Treasury Bill
4.73%, 09/21/06(8)(9)	1,300,000	1,286,181

		1,286,181

VARIABLE & FLOATING RATE NOTES(3) – 5.41%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	6,448,687	6,449,595
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	1,889,264	1,889,252
American Express Centurion Bank
5.34%, 07/19/07	2,770,920	2,774,230
American Express Credit Corp.
5.23%, 07/05/07	755,706	756,206
ASIF Global Financing
5.17%, 05/03/07(4)	251,902	252,020
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	1,637,362	1,637,362
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	4,282,331	4,282,304
BMW US Capital LLC
5.20%, 07/13/07(4)	2,519,019	2,519,019
BNP Paribas
5.14%, 05/18/07(4)	4,660,184	4,660,184
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	1,838,884	1,838,883
Commodore CDO Ltd.
5.38%, 06/12/07(4)	629,755	629,755
Credit Agricole SA
5.31%, 07/23/07	2,519,019	2,519,019
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	2,519,019	2,519,019
DEPFA Bank PLC
5.37%, 06/15/07	2,519,019	2,519,019
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	2,896,871	2,897,100
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	2,519,019	2,519,019
Fifth Third Bancorp
5.28%, 06/22/07(4)	5,038,037	5,038,037
First Tennessee Bank N.A.
5.21%, 08/25/06	755,706	755,716
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	1,889,264	1,889,090
General Electric Capital Corp.
5.25%, 04/09/07	1,133,558	1,134,176
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	3,778,528	3,779,232
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	2,519,019	2,519,019
JP Morgan Chase & Co.
5.12%, 07/02/07	1,889,264	1,889,264

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	$3,778,528	$3,778,428
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	2,632,422	2,632,422
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	3,148,773	3,147,750
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	2,770,920	2,770,680
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	1,224,218	1,224,218
Marshall & Ilsley Bank
5.18%, 07/13/07	1,385,460	1,385,460
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	3,778,528	3,778,528
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	317,396	317,503
Mound Financing PLC
5.11%, 05/08/07(4)	2,367,877	2,367,877
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	2,519,019	2,518,873
National City Bank of Indiana
5.17%, 05/21/07	1,259,509	1,259,603
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	6,801,350	6,801,542
Newcastle Ltd.
5.34%, 04/24/07(4)	887,954	887,742
Northern Rock PLC
5.17%, 05/03/07(4)	3,022,822	3,022,896
Principal Life Global Funding I
5.63%, 02/08/07	1,133,558	1,136,756
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	1,889,264	1,889,163
Sigma Finance Inc.
5.51%, 06/18/07(4)	2,065,595	2,065,595
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	2,519,019	2,519,019
Strips III LLC
5.37%, 07/24/06(4)	588,863	588,863
SunTrust Bank
5.08%, 05/01/07	2,519,019	2,519,147
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	4,760,945	4,760,438
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	3,526,626	3,526,626
US Bank N.A.
5.28%, 09/29/06	1,133,558	1,133,487
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	4,032,446	4,032,447
Wachovia Bank N.A.
5.36%, 05/22/07	5,038,037	5,038,037
Wells Fargo & Co.
5.19%, 07/13/07(4)	1,259,509	1,259,591
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	2,267,117	2,267,092
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	2,491,309	2,483,117
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	850,773	850,773

		129,630,193

TOTAL SHORT-TERM INVESTMENTS (Cost: $298,757,191)		298,757,587

TOTAL INVESTMENTS IN SECURITIES – 111.42% (Cost: $2,551,525,834)		2,671,653,603

Other Assets, Less Liabilities – (11.42)%		(273,881,567)

NET ASSETS – 100.00%		$2,397,772,036

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (09/15/06)	382	$24,436,540	$262,160

			$262,160

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2006

Bond Index Master Portfolio

Sector	Value	% of Net Assets
Mortgage-Backed Securities	$76,348,911	39.00%
Government	72,314,239	37.20
Financial	19,255,639	9.58
Communications	6,164,959	3.15
Consumer Non-Cyclical	3,760,518	1.91
Energy	3,140,834	1.60
Utilities	3,057,097	1.56
Asset-Backed Securities	2,971,518	1.52
Industrial	2,587,820	1.33
Consumer Cyclical	1,543,231	0.79
Basic Materials	1,422,125	0.74
Technology	386,614	0.20
Short-Term and Other Net Assets	2,783,007	1.42

TOTAL	$195,736,512	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,404,298,231	56.58%
Repurchase Agreements	1,400,000,000	23.27
Commercial Paper	470,459,628	7.82
Time Deposits	336,199,000	5.59
Medium-Term Notes	200,073,525	3.33
Certificates of Deposit	184,983,164	3.07
Other Net Assets	20,414,297	0.34

TOTAL	$6,016,427,845	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Financial	$506,926,168	21.14%
Consumer Non-Cyclical	489,446,882	20.41
Industrial	280,004,078	11.68
Communications	267,502,388	11.16
Energy	242,363,840	10.11
Technology	240,912,926	10.05
Consumer Cyclical	200,304,345	8.35
Utilities	79,846,806	3.33
Basic Materials	65,588,583	2.73
Futures Contracts	262,160	0.01
Short-Term and Other Net Assets	24,613,860	1.03

TOTAL	$2,397,772,036	100.00%

These tables are not part of the financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2006

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$233,539,436	$5,996,013,548	$2,530,586,920

Affiliated issuers(a)	$2,446,420	$—	$20,938,914

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$221,290,339	$4,596,013,548	$2,602,223,581
Affiliated issuers(a)	2,446,420	—	20,938,914
Repurchase agreements, at value (Note 1)	6,025,594	1,400,000,000	48,491,108
Cash	—	269	—
Receivables:
Investment securities sold	4,711,391	—	—
Dividends and interest	2,045,357	20,762,256	2,816,181

Total Assets	236,519,101	6,016,776,073	2,674,469,784

LIABILITIES
Payables:
Investment securities purchased	6,403,589	—	—
Due to broker—variation margin	—	—	65,107
Collateral for securities on loan (Note 4)	34,362,428	—	276,532,492
Investment advisory fees (Note 2)	9,246	342,099	92,442
Accrued expenses	7,326	6,129	7,707

Total Liabilities	40,782,589	348,228	276,697,748

NET ASSETS	$195,736,512	$6,016,427,845	$2,397,772,036

(a)	See Note 2.
(b)	Securities on loan with market values of $33,634,845, $ — and $269,381,807, respectively. See Note 4.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2006

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$—	$22,947,028
Interest from unaffiliated issuers	4,999,457	155,855,189	44,461
Interest from affiliated issuers(a)	56,136	—	596,889
Securities lending income	23,234	—	116,716

Total investment income	5,078,827	155,855,189	23,705,094

EXPENSES (Note 2)
Investment advisory fees	80,390	3,270,958	611,184
Professional fees	7,442	8,967	8,784
Independent trustees’ fees	183	7,015	2,562

Total expenses	88,015	3,286,940	622,530
Less expense reductions (Note 2)	(7,625)	(553,663)	(11,346)

Net expenses	80,390	2,733,277	611,184

Net investment income	4,998,437	153,121,912	23,093,910

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(487,488)	(229)	(27,174,234)
Net realized loss on futures contracts	—	—	(743,649)
Net change in unrealized appreciation (depreciation) of investments	(5,995,001)	—	67,946,009
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	639,437

Net realized and unrealized gain (loss)	(6,482,489)	(229)	40,667,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,484,052)	$153,121,683	$63,761,473

(a)	See Note 2.

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,998,437	$9,555,414	$153,121,912	$237,180,094	$23,093,910	$43,812,074
Net realized gain (loss)	(487,488)	(299,993)	(229)	35,169	(27,917,883)	7,404,269
Net change in unrealized appreciation (depreciation)	(5,995,001)	(4,384,176)	—	—	68,585,446	61,163,102

Net increase (decrease) in net assets resulting from operations	(1,484,052)	4,871,245	153,121,683	237,215,263	63,761,473	112,379,445

Interestholder transactions:
Contributions	14,121,866	46,465,907	19,351,704,461	58,641,619,347	370,017,752	749,027,738
Withdrawals	(20,545,948)	(64,378,783)	(19,790,981,299)	(58,107,077,434)	(444,532,839)	(859,684,082)

Net increase (decrease) in net assets resulting from interestholder transactions	(6,424,082)	(17,912,876)	(439,276,838)	534,541,913	(74,515,087)	(110,656,344)

Increase (decrease) in net assets	(7,908,134)	(13,041,631)	(286,155,155)	771,757,176	(10,753,614)	1,723,101
NET ASSETS:
Beginning of period	203,644,646	216,686,277	6,302,583,000	5,530,825,824	2,408,525,650	2,406,802,549

End of period	$195,736,512	$203,644,646	$6,016,427,845	$6,302,583,000	$2,397,772,036	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Bond Index and S&P 500 Index Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the

37

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$233,702,492	$3,927,148	$(7,867,287)	$(3,940,139)
S&P 500 Index	607,943,725	392,085,072	(328,375,194)	63,709,878

As of June 30, 2006, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2006, the S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $1,300,000 for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at

38

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007 for the Money Market Master Portfolio. After giving effect to such contractual waiver, the advisory fees for the Money Market Master Portfolio will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees in the amounts of $7,625, $553,663, and $11,346 for the Bond Index, Money Market, and S&P 500 Index Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2006, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$23,234
S&P 500 Index	116,716

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

The S&P 500 Index Master Portfolio executed cross trades for the six months ended June 30, 2006, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund

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MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

(“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate for the six months ended June 30, 2006.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Bond Index
IMMF	1,875	305,545	304,974	2,446	$2,446,420	$56,136
S&P 500 Index
IMMF	19,125	3,251,804	3,249,990	20,939	20,938,914	596,889

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2006 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$33,760,636	$36,223,803	$9,373,332	$8,052,420
S&P 500 Index	—	—	64,309,527	119,470,637

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% of the market value of the loaned securities plus the interest accrued, if any, for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, the Bond Index and S&P 500 Index Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2006 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions(a)	0.09%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	4.97%		4.56%	4.17%	4.24%	5.27%	5.98	%(d)
Portfolio turnover rate(b)	22%		76%	148%	67%	118%	53%
Total return	(0.70	)%(c)	2.27%	4.20%	4.07%	10.05%	8.94%
Money Market
Ratio of expenses to average net assets(a)	0.08%		0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	4.68%		3.27%	1.40%	1.15%	1.80%	3.66%
Total return	2.36	%(c)	3.28%	1.39%	1.16%	1.84%	4.23%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.89%		1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate(b)	3%		10%	14%	8%	12%	9%
Total return	2.71	%(c)	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.
(d)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

I. BOND INDEX MASTER PORTFOLIO AND S&P 500 INDEX MASTER PORTFOLIO

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Bond Index Master Portfolio and S&P 500 Index Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions (for the S&P 500 Index Master Portfolio), managing risk and diversification (for the Bond Index Master Portfolio), employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, and (ii) the Master Portfolios’ published performance benchmarks, the S&P 500 Index or the Lehman Brothers U.S. Aggregate Bond Index, as applicable. The Board noted that the Master Portfolios underperformed their published benchmarks on an annualized basis over five years, three years and in 2005 and that they outperformed the similar investment companies, including iShares funds, for all periods shown. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and mitigated in favor of the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year periods (or since inception) ended December 31, 2005, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios,

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BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the S&P 500 Index Master Portfolio performed on par with or slightly better than, and the Bond Index Master Portfolio outperformed, the median performance of the funds in their respective Lipper Performance Groups over relevant periods. The Board noted that the advisory fee for the S&P 500 Index Master Portfolio was generally lower than, and the advisory fee for the Bond Index Master Portfolio was generally higher than, the advisory fee rates of the funds in their respective Lipper Expense Groups, but the overall expenses for both the Master Portfolios were generally lower than the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed the estimated profitability of other mutual fund families advised by BGFA.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was lower than the investment advisory fee rates for other funds registered under the 1940 Act, within the ranges of the investment management fee rates for separate accounts and higher than the investment management fee rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the other funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

II. MONEY MARKET MASTER PORTFOLIO

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the investment performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

MASTER PORTFOLIO’S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year (or since inception) periods ended December 31, 2005, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fees and overall expenses for the Master Portfolio were generally lower than the advisory fee rates and overall expenses of the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for the Master Portfolio during the year ended December 31, 2005 and BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2006 through April 30, 2007. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolio and the estimated profitability of other mutual fund families advised by BGFA.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in

45

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. The profitability analysis presented to the Board indicated that BGFA and its affiliates are profitable with respect to the Master Portfolio with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year. The Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to separate accounts with substantially similar investment objectives and strategies as the Master Portfolio. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolio and the collective funds under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Master Portfolio’s Advisory Contract was within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rate for the Master Portfolio and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally does not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as other series of MIP do. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

46

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 70.61%
Active Stock Master Portfolio(1)		$49,222,075
CoreAlpha Bond Master Portfolio(1)		128,354,847

TOTAL MASTER PORTFOLIOS		177,576,922

EXCHANGE-TRADED FUNDS – 28.29%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	79,147	6,627,770
iShares Lehman TIPS Bond Fund(1)	259,889	25,877,148
iShares MSCI EAFE Index Fund(1)(2)	397,513	25,993,375
iShares S&P MidCap 400 Index Fund(1)(2)	113,487	8,670,407
iShares S&P SmallCap 600 Index Fund(1)	63,873	3,966,513

TOTAL EXCHANGE-TRADED FUNDS (Cost: $64,278,564)		71,135,213

SHORT-TERM INVESTMENTS – 9.43%
CERTIFICATES OF DEPOSIT(3) – 0.25%
Credit Suisse First Boston NY
5.28%, 04/23/07	$19,795	19,795
Fortis Bank NY
4.43%, 07/20/06	49,465	49,465
Societe Generale
5.33%, 12/08/06	197,952	197,952
Toronto-Dominion Bank
3.94%, 07/10/06	98,976	98,976
Washington Mutual Bank
5.28%, 08/07/06	98,976	98,976
Wells Fargo Bank N.A.
4.78%, 12/05/06	158,361	158,361

		623,525

COMMERCIAL PAPER(3) – 1.88%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	552,637	549,528
ASAP Funding Ltd.
5.21%, 08/08/06(4)	95,017	94,522
Barton Capital Corp.
5.29%, 08/01/06(4)	189,220	188,414
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	75,222	75,044
CC USA Inc.
5.03%, 10/24/06(4)	39,590	38,965
Chariot Funding LLC
5.30%, 07/28/06(4)	149,127	148,578
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	434,237	434,114
Curzon Funding LLC
5.30%, 07/31/06(4)	197,952	197,136
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	146,033	142,624
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	419,012	417,543
Five Finance Inc.
5.19%, 12/01/06(4)	89,078	87,139
General Electric Capital Services Inc.
5.22%, 12/11/06	19,795	19,333
Govco Inc.
5.22%, 08/03/06(4)	197,952	197,062
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	67,304	66,261
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	49,488	49,313
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	182,076	181,625
Landale Funding LLC
5.30%, 08/15/06(4)	217,747	216,368
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	306,489	304,157
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	199,931	199,345
Prudential Funding LLC
5.22%, 07/31/06	98,976	98,574
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	197,952	197,462
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	231,938	231,807
Scaldis Capital LLC
5.30%, 07/25/06(4)	123,734	123,333
Sydney Capital Corp.
5.10%, 07/07/06(4)	216,539	216,417
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	241,954	241,356

		4,716,020

MEDIUM-TERM NOTES(3) – 0.21%
Bank of America N.A.
5.28%, 04/20/07	49,488	49,488
Dorada Finance Inc.
3.93%, 07/07/06(4)	61,365	61,365
K2 USA LLC
3.94%, 07/07/06(4)	118,771	118,771
Marshall & Ilsley Bank
5.18%, 12/15/06	197,952	198,260
Sigma Finance Inc.
5.13%, 03/30/07(4)	69,283	69,283
US Bank N.A.
2.85%, 11/15/06	39,590	39,321

		536,488

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(1)(5)	1,993,003	$1,993,003

		1,993,003

REPURCHASE AGREEMENTS(3) – 1.51%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $408,343, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$395,903	395,903
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $297,060 (collateralized by non-U.S. Government debt securities, value $327,076, 2.12% to 6.47%, 11/25/34 to 12/25/42).	296,927	296,927
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $406,648, 5.36% to 6.00%, 12/25/35 to 12/25/42).	395,903	395,903
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $495,100 (collateralized by non-U.S. Government debt securities, value $553,831, 0.00% to 10.00%, 6/1/28 to 12/15/35).	494,879	494,879
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $118,825 (collateralized by non-U.S. Government debt securities, value $134,454, 0.00% to 10.00%, 9/10/34 to 5/09/36).	118,771	118,771
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $202,189, 5.22% to 5.42%, 7/3/06).	197,952	197,952
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $316,867 (collateralized by non-U.S. Government debt securities, value $333,018, 0.00% to 10.00%, 1/1/10 to 6/6/16).	316,723	316,723
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $204,176, 6.38% to 8.49%, 1/7/09 to 2/23/36).	197,952	197,952
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $204,178, 0.07% to 7.75%, 2/22/11 to 12/15/45).	197,952	197,952
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $416,277, 0.00% to 8.57%, 6/25/23 to 4/25/46).	395,903	395,903
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $208,316, 3.79% to 7.22%, 5/15/07 to 3/15/42).	197,952	197,952
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $69,315 (collateralized by non-U.S. Government debt securities, value $73,343, 0.00% to 10.00%, 7/3/06 to 6/30/36).	69,283	69,283
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $145,756 (collateralized by non-U.S. Government debt securities, value $146,686, 0.00% to 10.00%, 7/3/06 to 6/30/36).(6)	138,566	138,566
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $396,081 (collateralized by non-U.S. Government debt securities, value $416,272, 0.00% to 10.00%, 1/1/10 to 5/6/16).	395,903	395,903

		3,810,569

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TIME DEPOSITS(3) – 0.74%
ABN Amro Bank NV
5.30%, 07/03/06	$197,952	$197,952
KBC Bank NV
5.32%, 07/03/06	593,855	593,855
Societe Generale
5.32%, 07/03/06	494,879	494,879
UBS AG
5.25% - 5.34%, 07/03/06	570,713	570,713

		1,857,399

VARIABLE & FLOATING RATE NOTES(3) – 4.05%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	506,756	506,827
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	148,464	148,463
American Express Centurion Bank
5.34%, 07/19/07	217,747	218,007
American Express Credit Corp.
5.23%, 07/05/07	59,385	59,425
ASIF Global Financing
5.17%, 05/03/07(4)	19,795	19,804
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	128,669	128,669
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	336,518	336,515
BMW US Capital LLC
5.20%, 07/13/07(4)	197,952	197,952
BNP Paribas
5.14%, 05/18/07(4)	366,211	366,211
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	144,505	144,504
Commodore CDO Ltd.
5.38%, 06/12/07(4)	49,488	49,488
Credit Agricole SA
5.31%, 07/23/07	197,952	197,952
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	197,952	197,952
DEPFA Bank PLC
5.37%, 06/15/07	197,952	197,952
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	227,644	227,662
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	197,952	197,952
Fifth Third Bancorp
5.28%, 06/22/07(4)	395,903	395,903
First Tennessee Bank N.A.
5.21%, 08/25/06	59,385	59,386
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	148,464	148,450
General Electric Capital Corp.
5.25%, 04/09/07	89,078	89,127
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	296,927	296,983
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	197,952	197,952
JP Morgan Chase & Co.
5.12%, 07/02/07	148,464	148,464
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	296,927	296,920
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	206,863	206,864
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	247,440	247,359
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	217,747	217,727
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	96,203	96,203
Marshall & Ilsley Bank
5.18%, 07/13/07	108,873	108,873
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	296,927	296,927
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	24,942	24,950
Mound Financing PLC
5.11%, 05/08/07(4)	186,075	186,075
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	197,952	197,940
National City Bank of Indiana
5.17%, 05/21/07	98,976	98,983
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	534,469	534,485
Newcastle Ltd.
5.34%, 04/24/07(4)	69,778	69,761
Northern Rock PLC
5.17%, 05/03/07 (4)	237,542	237,548
Principal Life Global Funding I
5.63%, 02/08/07	89,078	89,330
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	148,464	148,455
Sigma Finance Inc.
5.51%, 06/18/07(4)	162,320	162,320
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	197,952	197,952

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Strips III LLC
5.37%, 07/24/06(4)	$46,275	$46,275
SunTrust Bank
5.08%, 05/01/07	197,952	197,962
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	374,129	374,088
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	277,132	277,133
US Bank N.A.
5.28%, 09/29/06	89,078	89,073
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	316,881	316,881
Wachovia Bank N.A.
5.36%, 05/22/07	395,903	395,903
Wells Fargo & Co.
5.19%, 07/13/07(4)	98,976	98,982
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	178,156	178,154
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	195,774	195,130
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	66,856	66,856

		10,186,709

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,723,713 )		23,723,713

TOTAL INVESTMENTS – 108.33%		272,435,848

Other Assets, Less Liabilities – (8.33)%		(20,950,147)

NET ASSETS – 100.00%		$251,485,701

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 67.96%
Active Stock Master Portfolio(1)		$187,138,816
CoreAlpha Bond Master Portfolio(1)		319,776,409

TOTAL MASTER PORTFOLIOS		506,915,225

EXCHANGE-TRADED FUNDS – 30.56%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	293,766	24,599,965
iShares Lehman TIPS Bond Fund(1)	623,282	62,060,189
iShares MSCI EAFE Index Fund(1)(2)	1,460,211	95,483,197
iShares S&P MidCap 400 Index Fund(1)(2)	399,029	30,485,815
iShares S&P SmallCap 600 Index Fund(1)(2)	247,388	15,362,795

TOTAL EXCHANGE-TRADED FUNDS (Cost: $201,733,377)		227,991,961

SHORT-TERM INVESTMENTS – 6.81%
CERTIFICATES OF DEPOSIT(3) – 0.17%
Credit Suisse First Boston NY
5.28%, 04/23/07	$38,876	38,876
Fortis Bank NY
4.43%, 07/20/06	97,157	97,157
Societe Generale
5.33%, 12/08/06	388,806	388,806
Toronto-Dominion Bank
3.94%, 07/10/06	194,403	194,403
Washington Mutual Bank
5.28%, 08/07/06	194,403	194,403
Wells Fargo Bank N.A.
4.78%, 12/05/06	311,045	311,045

		1,224,690

COMMERCIAL PAPER(3) – 1.24%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	1,085,460	1,079,362
ASAP Funding Ltd.
5.21%, 08/08/06(4)	186,627	185,654
Barton Capital Corp.
5.29%, 08/01/06(4)	371,655	370,072
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	147,746	147,398
CC USA Inc.
5.03%, 10/24/06(4)	77,761	76,533
Chariot Funding LLC
5.30%, 07/28/06(4)	292,907	291,829
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	852,904	852,662
Curzon Funding LLC
5.30%, 07/31/06(4)	388,806	387,203
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	286,830	280,134
Falcon Asset Securitization Corp
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	823,001	820,115
Five Finance Inc.
5.19%, 12/01/06(4)	174,963	171,154
General Electric Capital Services Inc.
5.22%, 12/11/06	38,881	37,973
Govco Inc.
5.22%, 08/03/06(4)	388,806	387,058
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	132,194	130,145
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	97,201	96,859
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	357,623	356,739
Landale Funding LLC
5.30%, 08/15/06(4)	427,686	424,979
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	601,988	597,408
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	392,694	391,541
Prudential Funding LLC
5.22%, 07/31/06	194,403	193,614
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	388,806	387,844
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	455,560	455,302
Scaldis Capital LLC
5.30%, 07/25/06(4)	243,031	242,244
Sydney Capital Corp.
5.10%, 07/07/06(4)	425,315	425,074
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	475,233	474,057

		9,262,953

MEDIUM-TERM NOTES(3) – 0.14%
Bank of America N.A.
5.28%, 04/20/07	97,201	97,201
Dorada Finance Inc.
3.93%, 07/07/06(4)	120,530	120,530
K2 USA LLC
3.94%, 07/07/06(4)	233,283	233,283
Marshall & Ilsley Bank
5.18%, 12/15/06	388,806	389,411
Sigma Finance Inc.
5.13%, 03/30/07(4)	136,082	136,082
US Bank N.A.
2.85%, 11/15/06	77,761	77,232

		1,053,739

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 1.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(1)(5)	8,119,009	$8,119,009

		8,119,009

REPURCHASE AGREEMENTS(3) – 1.00%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $802,045, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$777,611	777,611
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $583,470 (collateralized by non-U.S. Government debt securities, value $642,424, 2.12% to 6.47%, 11/25/34 to 12/25/42).	583,209	583,209
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $798,716, 5.36% to 6.00%, 12/25/35 to 12/25/42).	777,611	777,611
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $972,448 (collateralized by non-U.S. Government debt securities, value $1,087,805, 0.00% to 10.00%, 6/1/28 to 12/15/35).	972,014	972,014
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $233,389 (collateralized by non-U.S. Government debt securities, value $264,086, 0.00% to 10.00%, 9/10/34 to 5/09/36).	233,283	233,283
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $397,129, 5.22% to 5.42%, 7/3/06).	388,806	388,806
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $622,372 (collateralized by non-U.S. Government debt securities, value $654,095, 0.00% to 10.00%, 1/1/10 to 6/6/16).	622,089	622,089
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $401,031, 6.38% to 8.49%, 1/7/09 to 2/23/36).	388,806	388,806
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $401,036, 0.07% to 7.75%, 2/22/11 to 12/15/45).	388,806	388,806
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $817,627, 0.00% to 8.57%, 6/25/23 to 4/25/46).	777,611	777,611
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $409,163, 3.79% to 7.22%, 5/15/07 to 3/15/42).	388,806	388,806
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $136,144 (collateralized by non-U.S. Government debt securities, value $144,057, 0.00% to 10.00%, 7/3/06 to 6/30/36).	136,082	136,082
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $286,285 (collateralized by non-U.S. Government debt securities, value $288,113, 0.00% to 10.00%, 7/3/06 to 6/30/36).(6)	272,164	272,164
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $ 777,960 (collateralized by non-U.S. Government debt securities, value $817,619, 0.00% to 10.00%, 1/1/10 to 5/6/16).	777,611	777,611

		7,484,509

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TIME DEPOSITS(3) – 0.49%
ABN Amro Bank NV
5.30%, 07/03/06	$388,806	$388,806
KBC Bank NV
5.32%, 07/03/06	1,166,417	1,166,417
Societe Generale
5.32%, 07/03/06	972,014	972,014
UBS AG
5.25% - 5.34%, 07/03/06	1,120,962	1,120,962

		3,648,199

VARIABLE & FLOATING RATE NOTES(3) – 2.68%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	995,343	995,482
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	291,604	291,602
American Express Centurion Bank
5.34%, 07/19/07	427,686	428,197
American Express Credit Corp.
5.23%, 07/05/07	116,642	116,719
ASIF Global Financing
5.17%, 05/03/07(4)	38,881	38,899
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	252,724	252,724
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	660,970	660,966
BMW US Capital LLC
5.20%, 07/13/07(4)	388,806	388,806
BNP Paribas
5.14%, 05/18/07(4)	719,291	719,291
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	283,828	283,828
Commodore CDO Ltd.
5.38%, 06/12/07(4)	97,201	97,201
Credit Agricole SA
5.31%, 07/23/07	388,806	388,806
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	388,806	388,805
DEPFA Bank PLC
5.37%, 06/15/07	388,806	388,806
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	447,127	447,162
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	388,806	388,806
Fifth Third Bancorp
5.28%, 06/22/07(4)	777,611	777,611
First Tennessee Bank N.A.
5.21%, 08/25/06	116,642	116,643
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	291,604	291,578
General Electric Capital Corp.
5.25%, 04/09/07	174,963	175,058
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	583,209	583,317
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	388,806	388,806
JP Morgan Chase & Co.
5.12%, 07/02/07	291,604	291,604
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	583,209	583,193
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	406,309	406,309
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	486,007	485,849
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	427,686	427,649
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	188,956	188,956
Marshall & Ilsley Bank
5.18%, 07/13/07	213,843	213,843
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	583,209	583,209
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	48,990	49,006
Mound Financing PLC
5.11%, 05/08/07(4)	365,477	365,477
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	388,806	388,783
National City Bank of Indiana
5.17%, 05/21/07	194,403	194,417
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	1,049,775	1,049,805
Newcastle Ltd.
5.34%, 04/24/07(4)	137,054	137,021
Northern Rock PLC
5.17%, 05/03/07(4)	466,567	466,578
Principal Life Global Funding I
5.63%, 02/08/07	174,963	175,456
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	291,604	291,589
Sigma Finance Inc.
5.51%, 06/18/07(4)	318,821	318,821
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	388,806	388,806

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Strips III LLC
5.37%, 07/24/06(4)	$90,890	$90,890
SunTrust Bank
5.08%, 05/01/07	388,806	388,826
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	734,843	734,765
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	544,328	544,328
US Bank N.A.
5.28%, 09/29/06	174,963	174,951
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	622,400	622,400
Wachovia Bank N.A.
5.36%, 05/22/07	777,611	777,611
Wells Fargo & Co.
5.19%, 07/13/07(4)	194,403	194,415
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	349,925	349,922
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	384,529	383,264
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	131,315	131,315

		20,008,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,801,270 )		50,801,270

TOTAL INVESTMENTS – 105.33%		785,708,456

Other Assets, Less Liabilities – (5.33)%		(39,783,429)

NET ASSETS – 100.00%		$745,925,027

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 64.01%
Active Stock Master Portfolio(1)		$454,432,811
CoreAlpha Bond Master Portfolio(1)		348,495,783

TOTAL MASTER PORTFOLIOS		802,928,594

EXCHANGE-TRADED FUNDS – 35.27%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	667,326	55,881,879
iShares Lehman TIPS Bond Fund(1)	634,690	63,196,083
iShares MSCI EAFE Index Fund(1)(2)	3,412,468	223,141,282
iShares S&P MidCap 400 Index Fund(1)(2)	878,924	67,149,794
iShares S&P SmallCap 600 Index Fund(1)(2)	530,797	32,962,494

TOTAL EXCHANGE-TRADED FUNDS (Cost: $381,977,544)		442,331,532

SHORT-TERM INVESTMENTS – 7.09%
CERTIFICATES OF DEPOSIT(3) – 0.19%
Credit Suisse First Boston NY
5.28%, 04/23/07	$74,349	74,349
Fortis Bank NY
4.43%, 07/20/06	185,762	185,762
Societe Generale
5.33%, 12/08/06	743,388	743,388
Toronto-Dominion Bank
3.94%, 07/10/06	371,694	371,694
Washington Mutual Bank
5.28%, 08/07/06	371,694	371,694
Wells Fargo Bank N.A.
4.78%, 12/05/06	594,711	594,711

		2,341,598

COMMERCIAL PAPER(3) – 1.41%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	2,075,377	2,063,716
ASAP Funding Ltd.
5.21%, 08/08/06(4)	356,826	354,967
Barton Capital Corp.
5.29%, 08/01/06(4)	710,598	707,569
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	282,488	281,822
CC USA Inc.
5.03%, 10/24/06(4)	148,678	146,330
Chariot Funding LLC
5.30%, 07/28/06(4)	560,032	557,970
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,630,734	1,630,272
Curzon Funding LLC
5.30%, 07/31/06(4)	743,388	740,324
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	548,413	535,610
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	1,573,560	1,568,042
Five Finance Inc.
5.19%, 12/01/06(4)	334,525	327,242
General Electric Capital Services Inc.
5.22%, 12/11/06	74,339	72,603
Govco Inc.
5.22%, 08/03/06(4)	743,388	740,047
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	252,752	248,835
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	185,847	185,192
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	683,769	682,077
Landale Funding LLC
5.30%, 08/15/06(4)	817,727	812,551
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	1,150,988	1,142,232
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	750,822	748,619
Prudential Funding LLC
5.22%, 07/31/06	371,694	370,185
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	743,388	741,549
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	871,021	870,527
Scaldis Capital LLC
5.30%, 07/25/06(4)	464,670	463,165
Sydney Capital Corp.
5.10%, 07/07/06(4)	813,193	812,732
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	908,636	906,388

		17,710,566

MEDIUM-TERM NOTES(3) – 0.16%
Bank of America N.A.
5.28%, 04/20/07	185,847	185,847
Dorada Finance Inc.
3.93%, 07/07/06(4)	230,450	230,450
K2 USA LLC
3.94%, 07/07/06(4)	446,033	446,033
Marshall & Ilsley Bank
5.18%, 12/15/06	743,388	744,545
Sigma Finance Inc.
5.13%, 03/30/07(4)	260,186	260,186
US Bank N.A.
2.85%, 11/15/06	148,678	147,666

		2,014,727

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(1)(5)	7,331,328	$7,331,328

		7,331,328

REPURCHASE AGREEMENTS(3) – 1.14%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,533,494, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,486,777	1,486,777
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,115,582 (collateralized by non-U.S. Government debt securities, value $1,228,302, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,115,083	1,115,083
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,527,128, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,486,777	1,486,777
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,859,302 (collateralized by non-U.S. Government debt securities, value $2,079,861, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,858,471	1,858,471
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $446,236 (collateralized by non-U.S. Government debt securities, value $504,928, 0.00% to 10.00%, 9/10/34 to 5/9/36).	446,033	446,033
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $759,303, 5.22% to 5.42%, 7/3/06).	743,388	743,388
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,189,963 (collateralized by non-U.S. Government debt securities, value $1,250,616, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,189,422	1,189,422
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,563,287, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,486,777	1,486,777
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $766,762, 6.38% to 8.49%, 1/7/09 to 2/23/36).	743,388	743,388
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $766,772, 0.07% to 7.75%, 2/22/11 to 12/15/45).	743,388	743,388
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $782,312, 3.79% to 7.22%, 5/15/07 to 3/15/42).	743,388	743,388
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $260,304 (collateralized by non-U.S. Government debt securities, value $275,433, 0.00% to 10.00%, 7/3/06 to 6/30/36).	260,186	260,186
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $547,372 (collateralized by non-U.S. Government debt securities, value $550,867, 0.00% to 10.00%, 7/3/06 to 6/30/36).(6)	520,372	520,372
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,487,444 (collateralized by non-U.S. Government debt securities, value $1,563,270, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,486,777	1,486,777

		14,310,227

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TIME DEPOSITS(3) – 0.56%
ABN Amro Bank NV
5.30%, 07/03/06	$743,388	$743,388
KBC Bank NV
5.32%, 07/03/06	2,230,165	2,230,165
Societe Generale
5.32%, 07/03/06	1,858,471	1,858,471
UBS AG
5.25% - 5.34%, 07/03/06	2,143,256	2,143,256

		6,975,280

VARIABLE & FLOATING RATE NOTES(3) – 3.05%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	1,903,075	1,903,342
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	557,541	557,538
American Express Centurion Bank
5.34%, 07/19/07	817,727	818,704
American Express Credit Corp.
5.23%, 07/05/07	223,017	223,164
ASIF Global Financing
5.17%, 05/03/07(4)	74,339	74,374
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	483,203	483,203
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	1,263,760	1,263,752
BMW US Capital LLC
5.20%, 07/13/07(4)	743,388	743,388
BNP Paribas
5.14%, 05/18/07(4)	1,375,269	1,375,269
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	542,674	542,674
Commodore CDO Ltd.
5.38%, 06/12/07(4)	185,847	185,847
Credit Agricole SA
5.31%, 07/23/07	743,388	743,388
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	743,388	743,388
DEPFA Bank PLC
5.37%, 06/15/07	743,388	743,388
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	854,897	854,964
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	743,388	743,388
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,486,777	1,486,777
First Tennessee Bank N.A.
5.21%, 08/25/06	223,017	223,020
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	557,541	557,491
General Electric Capital Corp.
5.25%, 04/09/07	334,525	334,707
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	1,115,083	1,115,290
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	743,388	743,388
JP Morgan Chase & Co.
5.12%, 07/02/07	557,541	557,541
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	1,115,083	1,115,053
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	776,855	776,855
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	929,236	928,934
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	817,727	817,657
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	361,279	361,279
Marshall & Ilsley Bank
5.18%, 07/13/07	408,864	408,864
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	1,115,083	1,115,083
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	93,667	93,698
Mound Financing PLC
5.11%, 05/08/07(4)	698,785	698,785
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	743,388	743,345
National City Bank of Indiana
5.17%, 05/21/07	371,694	371,722
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	2,007,149	2,007,205
Newcastle Ltd.
5.34%, 04/24/07(4)	262,044	261,982
Northern Rock PLC
5.17%, 05/03/07(4)	892,066	892,088
Principal Life Global Funding I
5.63%, 02/08/07	334,525	335,469
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	557,541	557,512
Sigma Finance Inc.
5.51%, 06/18/07(4)	609,579	609,579
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	743,388	743,388

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Strips III LLC
5.37%, 07/24/06(4)	$173,780	$173,780
SunTrust Bank
5.08%, 05/01/07	743,388	743,426
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	1,405,004	1,404,855
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	1,040,744	1,040,743
US Bank N.A.
5.28%, 09/29/06	334,525	334,504
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	1,190,017	1,190,016
Wachovia Bank N.A.
5.36%, 05/22/07	1,486,777	1,486,777
Wells Fargo & Co.
5.19%, 07/13/074)	371,694	371,718
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/074)	669,050	669,042
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	735,211	732,793
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	251,072	251,072

		38,255,209

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,938,935 )		88,938,935

TOTAL INVESTMENTS – 106.37%		1,334,199,061

Other Assets, Less Liabilities – (6.37)%		(79,917,919)

NET ASSETS – 100.00%		$1,254,281,142

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 60.07%
Active Stock Master Portfolio(1)		$370,828,249
CoreAlpha Bond Master Portfolio(1)		135,287,677

TOTAL MASTER PORTFOLIOS		506,115,926

EXCHANGE-TRADED FUNDS – 38.64%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	533,080	44,640,119
iShares Lehman TIPS Bond Fund(1)(2)	212,045	21,113,321
iShares MSCI EAFE Index Fund(1)(2)	2,754,737	180,132,253
iShares S&P MidCap 400 Index Fund(1)(2)	694,211	53,037,720
iShares S&P SmallCap 600 Index Fund(1)(2)	428,872	26,632,951

TOTAL EXCHANGE-TRADED FUNDS (Cost: $280,741,704)		325,556,364

SHORT-TERM INVESTMENTS – 8.45%
CERTIFICATES OF DEPOSIT(3) – 0.23%
Credit Suisse First Boston NY
5.28%, 04/23/07	$60,767	60,767
Fortis Bank NY
4.43%, 07/20/06	151,849	151,849
Societe Generale
5.33%, 12/08/06	607,673	607,673
Toronto-Dominion Bank
3.94%, 07/10/06	303,837	303,837
Washington Mutual Bank
5.28%, 08/07/06	303,837	303,837
Wells Fargo Bank N.A.
4.78%, 12/05/06	486,139	486,139

		1,914,102

COMMERCIAL PAPER(3) – 1.72%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	1,696,490	1,686,964
ASAP Funding Ltd.
5.21%, 08/08/06(4)	291,683	290,163
Barton Capital Corp.
5.29%, 08/01/06(4)	580,869	578,393
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	230,916	230,372
CC USA Inc.
5.03%, 10/24/06(4)	121,535	119,616
Chariot Funding LLC
5.30%, 07/28/06(4)	457,791	456,106
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,333,022	1,332,645
Curzon Funding LLC
5.30%, 07/31/06(4)	607,673	605,168
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	448,293	437,827
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	1,286,286	1,281,775
Five Finance Inc.
5.19%, 12/01/06(4)	273,453	267,500
General Electric Capital Services Inc.
5.22%, 12/11/06	60,767	59,349
Govco Inc.
5.22%, 08/03/06(4)	607,673	604,942
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	206,609	203,407
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	151,918	151,383
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	558,938	557,555
Landale Funding LLC
5.30%, 08/15/06(4)	668,440	664,209
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	940,860	933,702
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	613,750	611,948
Prudential Funding LLC
5.22%, 07/31/06	303,837	302,603
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	607,673	606,170
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	712,005	711,601
Scaldis Capital LLC
5.30%, 07/25/06(4)	379,838	378,608
Sydney Capital Corp.
5.10%, 07/07/06(4)	664,734	664,357
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	742,753	740,915

		14,477,278

MEDIUM-TERM NOTES(3) – 0.19%
Bank of America N.A.
5.28%, 04/20/07	151,918	151,918
Dorada Finance Inc.
3.93%, 07/07/06(4)	188,379	188,378
K2 USA LLC
3.94%, 07/07/06(4)	364,604	364,604
Marshall & Ilsley Bank
5.18%, 12/15/06	607,673	608,618
Sigma Finance Inc.
5.13%, 03/30/07(4)	212,686	212,686
US Bank N.A.
2.85%, 11/15/06	121,535	120,707

		1,646,911

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(1)(5)	4,442,829	$4,442,829

		4,442,829

REPURCHASE AGREEMENTS(3) – 1.39%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,253,534, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,215,346	1,215,346
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $911,918 (collateralized by non-U.S. Government debt securities, value $1,004,059, 2.12% to 6.47%, 11/25/34 to 12/25/42).	911,510	911,510
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,248,331, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,215,346	1,215,346
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,519,862 (collateralized by non-U.S. Government debt securities, value $1,700,155, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,519,183	1,519,183
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $364,770 (collateralized by non-U.S. Government debt securities, value $412,747, 0.00% to 10.00%, 9/10/34 to 5/9/36).	364,604	364,604
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $620,682, 5.22% to 5.42%, 7/3/06).	607,673	607,673
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $972,720 (collateralized by non-U.S. Government debt securities, value $1,022,300, 0.00% to 10.00%, 1/1/10 to 6/6/16).	972,277	972,277
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,277,888, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,215,346	1,215,346
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $626,780, 6.38% to 8.49%, 1/7/09 to 2/23/36).	607,673	607,673
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $626,788, 0.07% to 7.75%, 2/22/11 to 12/15/45).	607,673	607,673
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $639,491, 3.79% to 7.22%, 5/15/07 to 3/15/42).	607,673	607,673
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $212,783 (collateralized by non-U.S. Government debt securities, value $225,149, 0.00% to 10.00%, 7/3/06 to 6/30/36).	212,686	212,686
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $447,442 (collateralized by non-U.S. Government debt securities, value $450,299, 0.00% to 10.00%, 7/3/06 to 6/30/36).(6)	425,371	425,371
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,215,891 (collateralized by non-U.S. Government debt securities, value $1,277,875, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,215,346	1,215,346

		11,697,707

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TIME DEPOSITS(3) – 0.68%
ABN Amro Bank NV
5.30%, 07/03/06	$607,673	$607,673
KBC Bank NV
5.32%, 07/03/06	1,823,019	1,823,019
Societe Generale
5.32%, 07/03/06	1,519,183	1,519,183
UBS AG
5.25% - 5.34%, 07/03/06	1,751,977	1,751,977

		5,701,852

VARIABLE & FLOATING RATE NOTES(3) – 3.71%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	1,555,643	1,555,862
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	455,755	455,752
American Express Centurion Bank
5.34%, 07/19/07	668,440	669,239
American Express Credit Corp.
5.23%, 07/05/07	182,302	182,423
ASIF Global Financing
5.17%, 05/03/07(4)	60,767	60,796
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	394,988	394,988
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	1,033,044	1,033,038
BMW US Capital LLC
5.20%, 07/13/07(4)	607,673	607,673
BNP Paribas
5.14%, 05/18/07(4)	1,124,195	1,124,195
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	443,601	443,601
Commodore CDO Ltd.
5.38%, 06/12/07(4)	151,918	151,918
Credit Agricole SA
5.31%, 07/23/07	607,673	607,673
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	607,673	607,673
DEPFA Bank PLC
5.37%, 06/15/07	607,673	607,673
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	698,824	698,879
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	607,673	607,673
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,215,346	1,215,346
First Tennessee Bank N.A.
5.21%, 08/25/06	182,302	182,304
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	455,755	455,713
General Electric Capital Corp.
5.25%, 04/09/07	273,453	273,602
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	911,510	911,679
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	607,673	607,673
JP Morgan Chase & Co.
5.12%, 07/02/07	455,755	455,755
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	911,510	911,486
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	635,030	635,030
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	759,591	759,345
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	668,440	668,382
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	295,323	295,323
Marshall & Ilsley Bank
5.18%, 07/13/07	334,220	334,220
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	911,510	911,510
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	76,567	76,592
Mound Financing PLC
5.11%, 05/08/07(4)	571,213	571,213
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	607,673	607,638
National City Bank of Indiana
5.17%, 05/21/07	303,837	303,859
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	1,640,718	1,640,763
Newcastle Ltd.
5.34%, 04/24/07(4)	214,205	214,154
Northern Rock PLC
5.17%, 05/03/07(4)	729,208	729,226
Principal Life Global Funding I
5.63%, 02/08/07	273,453	274,224
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	455,755	455,730
Sigma Finance Inc.
5.51%, 06/18/07(4)	498,292	498,292
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	607,673	607,673

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Strips III LLC
5.37%, 07/24/06(4)	$142,054	$142,054
SunTrust Bank
5.08%, 05/01/07	607,673	607,704
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	1,148,502	1,148,380
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	850,742	850,742
US Bank N.A.
5.28%, 09/29/06	273,453	273,436
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	972,764	972,763
Wachovia Bank N.A.
5.36%, 05/22/07	1,215,346	1,215,346
Wells Fargo & Co.
5.19%, 07/13/07(4)	303,837	303,856
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	546,906	546,900
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	600,989	599,012
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	205,236	205,235

		31,271,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,151,895 )		71,151,895

TOTAL INVESTMENTS – 107.16%		902,824,185

Other Assets, Less Liabilities – (7.16)%		(60,344,503)

NET ASSETS – 100.00%		$842,479,682

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 57.49%
Active Stock Master Portfolio(1)		$287,773,977
CoreAlpha Bond Master Portfolio(1)		37,258,364

TOTAL MASTER PORTFOLIOS		325,032,341

EXCHANGE-TRADED FUNDS – 41.01%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	413,556	34,631,179
iShares MSCI EAFE Index Fund(1)	2,104,081	137,585,857
iShares S&P MidCap 400 Index Fund(1)(2)	520,467	39,763,679
iShares S&P SmallCap 600 Index Fund(1)(2)	320,230	19,886,283

TOTAL EXCHANGE-TRADED FUNDS (Cost: $202,553,417)		231,866,998

SHORT-TERM INVESTMENTS – 8.01%
CERTIFICATES OF DEPOSIT(3) – 0.21%
Credit Suisse First Boston NY
5.28%, 04/23/07	$37,339	37,339
Fortis Bank NY
4.43%, 07/20/06	93,304	93,304
Societe Generale
5.33%, 12/08/06	373,387	373,387
Toronto-Dominion Bank
3.94%, 07/10/06	186,694	186,694
Washington Mutual Bank
5.28%, 08/07/06	186,694	186,694
Wells Fargo Bank N.A.
4.78%, 12/05/06	298,710	298,710

		1,176,128

COMMERCIAL PAPER(3) – 1.57%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	1,042,416	1,036,557
ASAP Funding Ltd.
5.21%, 08/08/06(4)	179,226	178,292
Barton Capital Corp.
5.29%, 08/01/06(4)	356,917	355,396
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	141,887	141,553
CC USA Inc.
5.03%, 10/24/06(4)	74,677	73,498
Chariot Funding LLC
5.30%, 07/28/06(4)	281,291	280,256
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	819,081	818,849
Curzon Funding LLC
5.30%, 07/31/06(4)	373,387	371,848
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	275,455	269,025
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	790,364	787,592
Five Finance Inc.
5.19%, 12/01/06(4)	168,024	164,367
General Electric Capital Services Inc.
5.22%, 12/11/06	37,339	36,467
Govco Inc.
5.22%, 08/03/06(4)	373,387	371,709
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	126,952	124,985
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	93,347	93,018
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	343,442	342,592
Landale Funding LLC
5.30%, 08/15/06(4)	410,726	408,126
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	578,116	573,717
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	377,121	376,015
Prudential Funding LLC
5.22%, 07/31/06	186,694	185,936
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	373,387	372,463
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	437,494	437,246
Scaldis Capital LLC
5.30%, 07/25/06(4)	233,393	232,637
Sydney Capital Corp.
5.10%, 07/07/06(4)	408,448	408,217
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	456,388	455,258

		8,895,619

MEDIUM-TERM NOTES(3) – 0.18%
Bank of America N.A.
5.28%, 04/20/07	93,347	93,347
Dorada Finance Inc.
3.93%, 07/07/06(4)	115,750	115,750
K2 USA LLC
3.94%, 07/07/06(4)	224,032	224,032
Marshall & Ilsley Bank
5.18%, 12/15/06	373,387	373,968
Sigma Finance Inc.
5.13%, 03/30/07(4)	130,686	130,686
US Bank N.A.
2.85%, 11/15/06	74,677	74,169

		1,011,952

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(1)(5)	4,318,765	$4,318,765

		4,318,765

REPURCHASE AGREEMENTS(3) – 1.27%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $770,240, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$746,775	746,775
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $560,332 (collateralized by non-U.S. Government debt securities, value $616,948, 2.12% to 6.47%, 11/25/34 to 12/25/42).	560,081	560,081
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $767,042, 5.36% to 6.00%, 12/25/35 to 12/25/42).	746,775	746,775
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $933,886 (collateralized by non-U.S. Government debt securities, value $1,044,668, 0.00% to 10.00%, 6/1/28 to 12/15/35).	933,469	933,469
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $224,134 (collateralized by non-U.S. Government debt securities, value $253,614, 0.00% to 10.00%, 9/10/34 to 5/9/36).	224,032	224,032
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $381,381, 5.22% to 5.42%, 7/3/06).	373,387	373,387
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $597,692 (collateralized by non-U.S. Government debt securities, value $628,157, 0.00% to 10.00%, 1/1/10 to 6/6/16).	597,420	597,420
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $385,128, 6.38% to 8.49%, 1/7/09 to 2/23/36).	373,387	373,387
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $385,132, 0.07% to 7.75%, 2/22/11 to 12/15/45).	373,387	373,387
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $785,204, 0.00% to 8.57%, 6/25/23 to 4/25/46).	746,775	746,775
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $392,938, 3.79% to 7.22%, 5/15/07 to 3/15/42).	373,387	373,387
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $130,745 (collateralized by non-U.S. Government debt securities, value $138,344, 0.00% to 10.00%, 7/3/06 to 6/30/36).	130,686	130,686
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $274,932 (collateralized by non-U.S. Government debt securities, value $276,688, 0.00% to 10.00%, 7/3/06 to 6/30/36).(6)	261,371	261,371
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $747,110 (collateralized by non-U.S. Government debt securities, value $785,196, 0.00% to 10.00%, 1/1/10 to 5/6/16).	746,775	746,775

		7,187,707

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TIME DEPOSITS(3) – 0.62%
ABN Amro Bank NV
5.30%, 07/03/06	$373,387	$373,387
KBC Bank NV
5.32%, 07/03/06	1,120,162	1,120,162
Societe Generale
5.32%, 07/03/06	933,469	933,469
UBS AG
5.25% - 5.34%, 07/03/06	1,076,510	1,076,510

		3,503,528

VARIABLE & FLOATING RATE NOTES(3) – 3.40%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	955,872	956,007
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	280,041	280,039
American Express Centurion Bank
5.34%, 07/19/07	410,726	411,217
American Express Credit Corp.
5.23%, 07/05/07	112,016	112,090
ASIF Global Financing
5.17%, 05/03/07(4)	37,339	37,356
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	242,702	242,702
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	634,759	634,755
BMW US Capital LLC
5.20%, 07/13/07(4)	373,387	373,387
BNP Paribas
5.14%, 05/18/07(4)	690,767	690,767
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	272,573	272,573
Commodore CDO Ltd.
5.38%, 06/12/07(4)	93,347	93,347
Credit Agricole SA
5.31%, 07/23/07	373,387	373,387
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	373,387	373,388
DEPFA Bank PLC
5.37%, 06/15/07	373,387	373,387
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	429,396	429,430
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	373,387	373,387
Fifth Third Bancorp
5.28%, 06/22/07(4)	746,775	746,775
First Tennessee Bank N.A.
5.21%, 08/25/06	112,016	112,018
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	280,041	280,014
General Electric Capital Corp.
5.25%, 04/09/07	168,024	168,116
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	560,081	560,185
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	373,387	373,387
JP Morgan Chase & Co.
5.12%, 07/02/07	280,041	280,041
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	560,081	560,067
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	390,197	390,197
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	466,734	466,583
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	410,726	410,691
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	181,463	181,463
Marshall & Ilsley Bank
5.18%, 07/13/07	205,363	205,363
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	560,081	560,081
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	47,047	47,063
Mound Financing PLC
5.11%, 05/08/07(4)	350,984	350,984
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	373,387	373,366
National City Bank of Indiana
5.17%, 05/21/07	186,694	186,708
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	1,008,146	1,008,174
Newcastle Ltd.
5.34%, 04/24/07(4)	131,619	131,588
Northern Rock PLC
5.17%, 05/03/07(4)	448,065	448,076
Principal Life Global Funding I
5.63%, 02/08/07	168,024	168,498
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	280,041	280,025
Sigma Finance Inc.
5.51%, 06/18/07(4)	306,178	306,178
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	373,387	373,387

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Strips III LLC
5.37%, 07/24/06(4)	$87,286	$87,286
SunTrust Bank
5.08%, 05/01/07	373,387	373,406
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	705,702	705,628
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	522,742	522,742
US Bank N.A.
5.28%, 09/29/06	168,024	168,014
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	597,719	597,719
Wachovia Bank N.A.
5.36%, 05/22/07	746,775	746,775
Wells Fargo & Co.
5.19%, 07/13/07(4)	186,694	186,706
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	336,049	336,045
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	369,280	368,066
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	126,108	126,108

		19,214,742

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,308,441 )		45,308,441

TOTAL INVESTMENTS – 106.51%		602,207,780

Other Assets, Less Liabilities – (6.51)%		(36,785,378)

NET ASSETS – 100.00%		$565,422,402

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Shares	Value
COMMON STOCKS – 100.88%

AEROSPACE & DEFENSE – 1.53%
Lockheed Martin Corp.(1)	238,654	$17,121,038
Northrop Grumman Corp.	35,296	2,261,062
Raytheon Co.	28,276	1,260,261

		20,642,361

AGRICULTURE – 2.20%
Altria Group Inc.	45,846	3,366,472
Archer-Daniels-Midland Co.	421,805	17,412,110
Reynolds American Inc.(1)	67,568	7,790,590
UST Inc.(1)	24,755	1,118,678

		29,687,850

AUTO MANUFACTURERS – 0.03%
PACCAR Inc.	4,147	341,630

		341,630

AUTO PARTS & EQUIPMENT – 0.22%
Autoliv Inc.	51,153	2,893,725

		2,893,725

BANKS – 5.66%
AmSouth Bancorp	20,345	538,125
Bank of America Corp.	787,502	37,878,846
Comerica Inc.	21,399	1,112,534
TD Banknorth Inc.	6,129	180,499
U.S. Bancorp(1)	387,350	11,961,368
UnionBanCal Corp.	3,876	250,351
Wachovia Corp.(1)	453,100	24,503,648

		76,425,371

BEVERAGES – 2.65%
Anheuser-Busch Companies Inc.	234,458	10,688,940
Coca-Cola Co. (The)	289,353	12,447,966
Coca-Cola Enterprises Inc.	122,788	2,501,192
Pepsi Bottling Group Inc.(1)	296,711	9,539,259
PepsiAmericas Inc.	27,690	612,226

		35,789,583

BIOTECHNOLOGY – 0.52%
Amgen Inc.(2)	80,419	5,245,731
Genentech Inc.(2)	21,448	1,754,446

		7,000,177

BUILDING MATERIALS – 0.52%
Florida Rock Industries Inc.(1)	10,927	542,744
Masco Corp.(1)	220,047	6,522,193

		7,064,937

CHEMICALS – 1.55%
Dow Chemical Co. (The)(1)	464,814	18,141,690
Eastman Chemical Co.(1)	37,421	2,020,734
Huntsman Corp.(2)	12,298	213,001
Rohm & Haas Co.	1,367	68,514
Sherwin-Williams Co. (The)	9,728	461,885

		20,905,824

COMMERCIAL SERVICES – 2.51%
Accenture Ltd.	498,153	14,107,693
Apollo Group Inc. Class A(2)	25,717	1,328,797
Block (H & R) Inc.(1)	38,941	929,132
Career Education Corp.(1)(2)	49,294	1,473,398
Cendant Corp.	620,903	10,114,510
Convergys Corp.(2)	84,998	1,657,461
Deluxe Corp.	3,692	64,536
Equifax Inc.	31,409	1,078,585
Moody’s Corp.	20,809	1,133,258
Robert Half International Inc.(1)	45,863	1,926,246

		33,813,616

COMPUTERS – 2.87%
Apple Computer Inc.(2)	211,043	12,054,776
Computer Sciences Corp.(2)	193,981	9,396,440
Dell Inc.(2)	234,327	5,719,922
Hewlett-Packard Co.	35,413	1,121,884
International Business Machines Corp.	67,853	5,212,467
Seagate Technology	191,335	4,331,824
Western Digital Corp.(2)	45,172	894,857

		38,732,170

COSMETICS & PERSONAL CARE – 0.59%
Colgate-Palmolive Co.	7,842	469,736
Procter & Gamble Co.	135,423	7,529,519

		7,999,255

DISTRIBUTION & WHOLESALE – 0.73%
CDW Corp.(1)	82,225	4,493,596
Grainger (W.W.) Inc.	45,944	3,456,367
Ingram Micro Inc. Class A(2)	84,538	1,532,674
Tech Data Corp.(2)	8,743	334,944

		9,817,581

DIVERSIFIED FINANCIAL SERVICES – 12.15%
Ameriprise Financial Inc.	23,516	1,050,460
CIT Group Inc.	288,087	15,064,069
Citigroup Inc.	881,184	42,508,316
Countrywide Financial Corp.(1)	435,303	16,576,338
Federal Home Loan Mortgage Corp.(1)	73,671	4,199,984
Federal National Mortgage Association	85,973	4,135,301
Goldman Sachs Group Inc. (The)(1)	142,000	21,361,060
IndyMac Bancorp Inc.(1)	48,262	2,212,813
JP Morgan Chase & Co.	744,718	31,278,156
Merrill Lynch & Co. Inc.	37,393	2,601,057
Morgan Stanley	361,060	22,822,603
Student Loan Corp. (The)	783	158,166

		163,968,323

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
ELECTRIC – 2.93%
Alliant Energy Corp.(1)	50,623	$1,736,369
American Electric Power Co. Inc.	19,748	676,369
Constellation Energy Group Inc.	72,568	3,956,407
Edison International	188,487	7,350,993
Energy East Corp.	5,357	128,193
FirstEnergy Corp.	139,706	7,573,462
NSTAR	8,045	230,087
Pepco Holdings Inc.(1)	7,995	188,522
Puget Energy Inc.	8,500	182,580
TXU Corp.	292,248	17,473,508

		39,496,490

ELECTRONICS – 0.27%
Agilent Technologies Inc.(2)	109,583	3,458,440
Arrow Electronics Inc.(1)(2)	2,632	84,750
Jabil Circuit Inc.	2,158	55,245

		3,598,435

ENVIRONMENTAL CONTROL – 0.05%
Republic Services Inc.(1)	16,325	658,551

		658,551

FOOD – 0.67%
Campbell Soup Co.	3,450	128,030
Hormel Foods Corp.(1)	9,288	344,956
Pilgrim’s Pride Corp.(1)	53,206	1,372,715
Smithfield Foods Inc.(1)(2)	56,949	1,641,840
SUPERVALU Inc.	132,358	4,063,391
Tyson Foods Inc. Class A(1)	95,868	1,424,599

		8,975,531

FOREST PRODUCTS & PAPER – 0.23%
Louisiana-Pacific Corp.(1)	98,010	2,146,419
Plum Creek Timber Co. Inc.	24,878	883,169

		3,029,588

GAS – 0.26%
Sempra Energy(1)	58,258	2,649,574
UGI Corp.	37,092	913,205

		3,562,779

HAND & MACHINE TOOLS – 0.17%
Black & Decker Corp.(1)	27,843	2,351,620

		2,351,620

HEALTH CARE - PRODUCTS – 4.18%
Alcon Inc.(1)	56,377	5,555,953
Becton, Dickinson & Co.	258,632	15,810,174
Johnson & Johnson(1)	584,724	35,036,662

		56,402,789

HEALTH CARE - SERVICES – 2.28%
Community Health Systems Inc.(2)	3,729	137,041
HCA Inc.(1)	360,442	15,553,072
Health Management Associates Inc. Class A	25,164	495,982
Health Net Inc.(2)	59,013	2,665,617
Humana Inc.(1)(2)	163,894	8,801,108
Sierra Health Services Inc.(1)(2)	42,861	1,930,031
UnitedHealth Group Inc.	27,673	1,239,197

		30,822,048

HOME BUILDERS – 0.14%
NVR Inc.(1)(2)	3,795	1,864,294

		1,864,294

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.	14,536	1,240,938

		1,240,938

HOUSEHOLD PRODUCTS & WARES – 1.23%
Blyth Inc.(1)	14,126	260,766
Clorox Co. (The)(1)	86,973	5,302,744
Kimberly-Clark Corp.(1)	178,372	11,005,552

		16,569,062

INSURANCE – 4.12%
ACE Ltd.	215,919	10,923,342
American International Group Inc.	81,196	4,794,624
AON Corp.	15,074	524,877
Axis Capital Holdings Ltd.(1)	124,395	3,558,941
Everest Re Group Ltd.(1)	42,585	3,686,583
Hartford Financial Services Group Inc. (The)	20,282	1,715,857
MetLife Inc.(1)	241,811	12,383,141
Nationwide Financial Services Inc.(1)	13,541	596,887
Protective Life Corp.	18,350	855,477
Reinsurance Group of America Inc.(1)	29,740	1,461,721
St. Paul Travelers Companies Inc.(1)	316,285	14,099,985
StanCorp Financial Group Inc.	20,219	1,029,349

		55,630,784

INTERNET – 1.19%
Amazon.com Inc.(1)(2)	125,426	4,851,478
Check Point Software Technologies Ltd.(2)	59,355	1,043,461
Google Inc. Class A(2)	24,365	10,216,975

		16,111,914

IRON & STEEL – 0.72%
Nucor Corp.	169,513	9,196,080
Steel Dynamics Inc.(1)	8,539	561,354

		9,757,434

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares	Value
LEISURE TIME – 1.24%
Brunswick Corp.	52,776	$1,754,802
Harley-Davidson Inc.	1,414	77,615
Polaris Industries Inc.(1)	27,388	1,185,900
Royal Caribbean Cruises Ltd.(1)	357,708	13,682,331
Sabre Holdings Corp.	54	1,188

		16,701,836

LODGING – 0.14%
Choice Hotels International Inc.(1)	30,633	1,856,360

		1,856,360

MACHINERY – 0.69%
Cummins Inc.(1)	56,105	6,858,836
Graco Inc.(1)	53,334	2,452,297

		9,311,133

MANUFACTURING – 3.71%
Eaton Corp.	10,533	794,188
General Electric Co.	890,833	29,361,856
Illinois Tool Works Inc.	1,832	87,020
Ingersoll-Rand Co. Class A	24,308	1,039,896
Parker Hannifin Corp.(1)	27,027	2,097,295
3M Co.	206,000	16,638,620

		50,018,875

MEDIA – 1.84%
CBS Corp. Class B(1)	90,211	2,440,208
Comcast Corp. Class A(1)(2)	358,829	11,748,062
Comcast Corp. Class A Special(1)(2)	10,673	349,861
DIRECTV Group Inc. (The)(2)	12,084	199,386
EchoStar Communications Corp.(1)(2)	99,671	3,070,864
Gannett Co. Inc.(1)	24,795	1,386,784
Tribune Co.(1)	102,860	3,335,750
Viacom Inc. Class B(2)	65,639	2,352,502

		24,883,417

MINING – 0.79%
Freeport-McMoRan Copper & Gold Inc.	22,483	1,245,783
Phelps Dodge Corp.	113,992	9,365,583

		10,611,366

OIL & GAS – 10.29%
Anadarko Petroleum Corp.(1)	170,986	8,154,322
Chevron Corp.	66,367	4,118,736
ConocoPhillips	419,567	27,494,226
Devon Energy Corp.(1)	197,942	11,957,676
Exxon Mobil Corp.	552,713	33,908,943
Helmerich & Payne Inc.	3,461	208,560
Marathon Oil Corp.	115,827	9,648,389
Nabors Industries Ltd.(1)(2)	157,395	5,318,377
Occidental Petroleum Corp.	128,730	13,201,262
Patterson-UTI Energy Inc.(1)	183,060	5,182,429
Tesoro Corp.(1)	10,081	749,623
Unit Corp.(1)(2)	18,920	1,076,359
Valero Energy Corp.	268,762	17,878,048

		138,896,950

OIL & GAS SERVICES – 0.61%
BJ Services Co.(1)	205,276	7,648,584
Tidewater Inc.	11,542	567,866

		8,216,450

PHARMACEUTICALS – 5.49%
Abbott Laboratories	105,461	4,599,154
Barr Pharmaceuticals Inc.(1)(2)	98,775	4,710,580
Forest Laboratories Inc.(2)	16,747	647,941
Gilead Sciences Inc.(1)(2)	307,499	18,191,641
King Pharmaceuticals Inc.(1)(2)	164,236	2,792,012
Kos Pharmaceuticals Inc.(2)	3,288	123,695
Merck & Co. Inc.	258,123	9,403,421
Pfizer Inc.	1,106,300	25,964,861
Sepracor Inc.(1)(2)	1,553	88,738
Wyeth	168,585	7,486,860

		74,008,903

REAL ESTATE INVESTMENT TRUSTS – 0.39%
American Financial Realty Trust	25,161	243,559
CBL & Associates Properties Inc.(1)	4,973	193,599
Health Care Property Investors Inc.(1)	31,597	844,904
Hospitality Properties Trust(1)	6,529	286,754
Host Hotels & Resorts Inc.(1)	51,830	1,133,522
HRPT Properties Trust(1)	13,656	157,863
Mack-Cali Realty Corp.(1)	25,587	1,174,955
New Plan Excel Realty Trust Inc.(1)	20,102	496,318
Simon Property Group Inc.	9,413	780,714

		5,312,188

RETAIL – 6.48%
American Eagle Outfitters Inc.(1)	278,923	9,494,539
AutoNation Inc.(1)(2)	389,006	8,340,289
Brinker International Inc.	10,264	372,583
CBRL Group Inc.	38,202	1,295,812
Claire’s Stores Inc.	43,144	1,100,603
Costco Wholesale Corp.(1)	311,938	17,821,018
Darden Restaurants Inc.	37,157	1,463,986
GameStop Corp. Class B(2)	2,031	69,562
Gap Inc. (The)(1)	130,638	2,273,101
Home Depot Inc.	613,075	21,941,954
Lowe’s Companies Inc.	7,622	462,427
Penney (J.C.) Co. Inc.(1)	9,478	639,860
Sonic Corp.(1)(2)	36,945	768,087
Staples Inc.	39,787	967,620
Wal-Mart Stores Inc.	423,069	20,379,234

		87,390,675

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
SAVINGS & LOANS – 1.09%
Washington Mutual Inc.(1)	323,702	$14,754,337

		14,754,337

SEMICONDUCTORS – 2.61%
Advanced Micro Devices Inc.(2)	49,771	1,215,408
Analog Devices Inc.	2,394	76,943
Freescale Semiconductor Inc. Class B(2)	23,035	677,229
Lam Research Corp.(1)(2)	106,171	4,949,692
National Semiconductor Corp.	81,719	1,948,998
NVIDIA Corp.(1)(2)	231,868	4,936,470
QLogic Corp.(2)	126,646	2,183,377
Texas Instruments Inc.(1)	635,207	19,240,420

		35,228,537

SOFTWARE – 4.14%
Autodesk Inc.(1)(2)	254,159	8,758,319
Fiserv Inc.(1)(2)	76,127	3,453,121
Global Payments Inc.	968	46,996
Intuit Inc.(1)(2)	81,949	4,948,900
Microsoft Corp.	1,661,406	38,710,760

		55,918,096

TELECOMMUNICATIONS – 7.36%
ADTRAN Inc.	19,612	439,897
AT&T Inc.	203,517	5,676,089
CenturyTel Inc.(1)	45,785	1,700,913
Cisco Systems Inc.(2)	1,426,654	27,862,553
Motorola Inc.(1)	966,763	19,480,274
QUALCOMM Inc.	444,066	17,793,725
Verizon Communications Inc.(1)	786,355	26,335,029

		99,288,480

TRANSPORTATION – 1.75%
Burlington Northern Santa Fe Corp.(1)	137,509	10,897,588
C.H. Robinson Worldwide Inc.	8,852	471,812
Expeditors International Washington Inc.	2,060	115,381
Hunt (J.B.) Transport Services Inc.(1)	98,324	2,449,251
Norfolk Southern Corp.	39,222	2,087,395
Overseas Shipholding Group Inc.(1)	18,337	1,084,634
Ryder System Inc.(1)	99,077	5,789,069
Teekay Shipping Corp.	18,474	772,952

		23,668,082

TOTAL COMMON STOCKS (Cost: $1,260,916,766)		1,361,220,345

SHORT-TERM INVESTMENTS – 11.65%

CERTIFICATES OF DEPOSIT(3) – 0.32%
Credit Suisse First Boston NY
5.28%, 04/23/07	$138,501	138,501
Fortis Bank NY
4.43%, 07/20/06	346,093	346,093
Societe Generale
5.33%, 12/08/06	1,385,009	1,385,009
Toronto-Dominion Bank
3.94%, 07/10/06	692,505	692,505
Washington Mutual Bank
5.28%, 08/07/06	692,512	692,512
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,108,008	1,108,008

		4,362,628

COMMERCIAL PAPER(3) – 2.44%
Amstel Funding Corp.
5.20% - 5.31%, 7/27/06 - 11/22/06(4)	3,866,641	3,844,917
ASAP Funding Ltd.
5.21%, 08/08/06(4)	664,805	661,341
Barton Capital Corp.
5.29%, 08/01/06(4)	1,323,917	1,318,275
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	526,304	525,064
CC USA Inc.
5.03%, 10/24/06(4)	277,002	272,628
Chariot Funding LLC
5.30%, 07/28/06(4)	1,043,397	1,039,557
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	3,038,226	3,037,365
Curzon Funding LLC
5.30%, 07/31/06(4)	1,385,009	1,379,300
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,021,749	997,896
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	2,931,705	2,921,423
Five Finance Inc.
5.19%, 12/01/06(4)	623,254	609,686
General Electric Capital Services Inc.
5.22%, 12/11/06	138,501	135,268
Govco Inc.
5.22%, 08/03/06(4)	1,385,009	1,378,784
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	470,903	463,605
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	346,252	345,031
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	1,273,932	1,270,779
Landale Funding LLC
5.30%, 08/15/06(4)	1,523,510	1,513,866
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	2,144,410	2,128,097

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	$1,398,859	$1,394,754
Prudential Funding LLC
5.22%, 07/31/06	692,505	689,693
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	1,385,009	1,381,582
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	1,622,802	1,621,882
Scaldis Capital LLC
5.30%, 07/25/06(4)	865,728	862,924
Sydney Capital Corp.
5.10%, 07/07/06(4)	1,515,062	1,514,203
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	1,692,883	1,688,694

		32,996,614

MEDIUM-TERM NOTES(3) – 0.28%
Bank of America N.A.
5.28%, 04/20/07	346,252	346,252
Dorada Finance Inc.
3.93%, 07/07/06(4)	429,353	429,352
K2 USA LLC
3.94%, 07/07/06(4)	831,006	831,005
Marshall & Ilsley Bank
5.18%, 12/15/06	1,385,009	1,387,164
Sigma Finance Inc.
5.13%, 03/30/07(4)	484,753	484,753
US Bank N.A.
2.85%, 11/15/06	277,002	275,116

		3,753,642

MONEY MARKET FUNDS – 0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20% (5)(6)	4,943,221	4,943,221

		4,943,221

REPURCHASE AGREEMENTS(3) – 1.98%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,857,057, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$2,770,019	2,770,019
Bear Stearns Companies (The) Inc. Repurchase Agreement, 5.37%, due 07/3/06, maturity value $2,078,444 (collateralized by non-U.S. Government debt securities, value $2,288,452, 2.12% to 6.47%, 11/25/34 to 12/25/42).	2,077,514	2,077,514
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,845,197, 5.36% to 6.00%, 12/25/35 to 12/25/42).	2,770,019	2,770,019
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 07/03/06, maturity value $3,464,070 (collateralized by non-U.S. Government debt securities, value $3,874,995, 0.00% to 10.00%, 6/1/28 to 12/15/35).	3,462,523	3,462,523
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $831,384 (collateralized by non-U.S. Government debt securities, value $940,733, 0.00% to 10.00%, 9/10/34 to 5/9/36).	831,006	831,006
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,414,659, 5.22% to 5.42%, 7/3/06).	1,385,009	1,385,009
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,217,024 (collateralized by non-U.S. Government debt securities, value $2,330,027, 0.00% to 10.00%, 1/1/10 to 6/6/16).	2,216,015	2,216,015
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,428,557, 6.38% to 8.49%, 1/7/09 to 2/23/36).	1,385,009	1,385,009
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,428,575, 0.07% to 7.75%, 2/22/11 to 12/15/42).	1,385,009	1,385,009
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,912,564, 0.00% to 8.57%, 6/25/23 to 4/25/46).	2,770,019	2,770,019

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,457,528, 3.79% to 7.22%, 5/15/07 to 3/15/42).	$1,385,009	$1,385,009
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $484,974 (collateralized by non-U.S. Government debt securities, value $513,161, 0.00% to 10.00%, 7/3/06 to 6/30/36).	484,753	484,753
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,019,811 (collateralized by non-U.S. Government debt securities, value $1,026,321, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	969,507	969,507
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $2,771,262 (collateralized by non-U.S. Government debt securities, value $2,912,534, 0.00% to 10.00%, 1/1/10 to 5/6/16).	2,770,019	2,770,019

		26,661,430

TIME DEPOSITS(3) – 0.96%
ABN Amro Bank NV
5.30%, 07/03/06	1,385,009	1,385,009
KBC Bank NV
5.32%, 07/03/06	4,155,028	4,155,028
Societe Generale
5.32%, 07/03/06	3,462,523	3,462,523
UBS AG
5.25% - 5.34%, 07/03/06	3,993,107	3,993,107

		12,995,667

U.S. TREASURY OBLIGATIONS – 0.02%
U.S. Treasury Bill
4.73%, 09/21/06(8)(9)	300,000	296,811

		296,811

VARIABLE & FLOATING RATE NOTES(3) – 5.28%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	3,545,624	3,546,122
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	1,038,757	1,038,750
American Express Centurion Bank
5.34%, 07/19/07	1,523,510	1,525,330
American Express Credit Corp.
5.23%, 07/05/07	415,503	415,778
ASIF Global Financing
5.17%, 05/03/07(4)	138,501	138,566
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	900,256	900,256
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	2,354,516	2,354,501
BMW US Capital LLC
5.20%, 07/13/07(4)	1,385,009	1,385,009
BNP Paribas
5.14%, 05/18/07(4)	2,562,267	2,562,267
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	1,011,057	1,011,057
Commodore CDO Ltd.
5.38%, 06/12/07(4)	346,252	346,252
Credit Agricole SA
5.31%, 07/23/07	1,385,009	1,385,009
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	1,385,009	1,385,009
DEPFA Bank PLC
5.37%, 06/15/07	1,385,009	1,385,009
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	1,592,761	1,592,887
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	1,385,009	1,385,009
Fifth Third Bancorp
5.28%, 06/22/07(4)	2,770,019	2,770,019
First Tennessee Bank N.A.
5.21%, 08/25/06	415,503	415,508
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	1,038,757	1,038,662
General Electric Capital Corp.
5.25%, 04/09/07	623,254	623,594
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	2,077,514	2,077,901
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	1,385,009	1,385,009
JP Morgan Chase & Co.
5.12%, 07/02/07	1,038,757	1,038,757
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(4)	2,077,514	2,077,459
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	1,447,361	1,447,361
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,731,262	1,730,699
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	1,523,510	1,523,378
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	673,101	673,101
Marshall & Ilsley Bank
5.18%, 07/13/07	761,755	761,755

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	$2,077,514	$2,077,514
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	174,511	174,570
Mound Financing PLC
5.11%, 05/08/07(4)	1,301,909	1,301,909
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	1,385,009	1,384,929
National City Bank of Indiana
5.17%, 05/21/07	692,505	692,556
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	3,739,525	3,739,630
Newcastle Ltd.
5.34%, 04/24/07(4)	488,216	488,099
Northern Rock PLC
5.17%, 05/03/07(4)	1,662,011	1,662,052
Principal Life Global Funding I
5.63%, 02/08/07	623,254	625,012
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	1,038,757	1,038,702
Sigma Finance Inc.
5.51%, 06/18/07(4)	1,135,708	1,135,708
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	1,385,009	1,385,009
Strips III LLC
5.37%, 07/24/06(4)	323,770	323,770
SunTrust Bank
5.08%, 05/01/07	1,385,009	1,385,080
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	2,617,668	2,617,388
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	1,939,013	1,939,013
US Bank N.A.
5.28%, 09/29/06	623,254	623,215
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	2,217,124	2,217,124
Wachovia Bank N.A.
5.36%, 05/22/07	2,770,019	2,770,019
Wells Fargo & Co.
5.19%, 07/13/07(4)	692,505	692,550
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	1,246,508	1,246,495
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	1,369,774	1,365,270
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	467,773	467,773

		71,273,401

TOTAL SHORT-TERM INVESTMENTS (Cost: $157,283,326)		157,283,414

TOTAL INVESTMENTS IN SECURITIES – 112.53% (Cost: $1,418,200,092)		1,518,503,759

Other Assets, Less Liabilities – (12.53)%		(169,107,820)

NET ASSETS – 100.00%		$1,349,395,939

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (09/15/06)	16	$5,117,600	$47,378

			$47,378

The accompanying notes are an intergral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Principal	Value
CORPORATE BONDS& NOTES – 27.85%
AEROSPACE & DEFENSE – 0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$481,250

		481,250

AGRICULTURE – 0.05%
Reynolds American Inc.
7.30%, 07/15/15(1)	500,000	484,375

		484,375

APPAREL – 0.05%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	500,000

		500,000

AUTO MANUFACTURERS – 0.31%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,977,480
4.75%, 01/15/08	1,000,000	983,649

		2,961,129

BANKS – 1.47%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,805,208
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,740,344
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,897,574
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,638,425
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,162,615

		14,244,166

BIOTECHNOLOGY – 0.14%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,373,706

		1,373,706

BUILDING MATERIALS – 0.02%
Ainsworth Lumber Co. Ltd.
7.25%, 10/01/12	250,000	205,000

		205,000

CHEMICALS – 0.03%
PolyOne Corp.
8.88%, 05/01/12	250,000	250,937

		250,937

COMMERCIAL SERVICES – 0.63%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14(1)	250,000	242,500
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,035,936
7.38%, 01/15/13	1,000,000	1,094,120
United Rentals North America Inc.
6.50%, 02/15/12	250,000	236,250
7.00%, 02/15/14	250,000	228,437
Williams Scotsman Inc.
8.50%, 10/01/15(1)	250,000	246,875

		6,084,118

COMPUTERS – 0.08%
Sungard Data Systems Inc.
9.13%, 08/15/13(1)	250,000	259,375
10.25%, 08/15/15(1)	250,000	258,437
Unisys Corp.
8.00%, 10/15/12	250,000	232,500

		750,312

DIVERSIFIED FINANCIAL SERVICES – 5.82%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,810,118
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,291,168
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,061,583
CIT Group Inc.
5.26%, 02/21/08	1,250,000	1,250,171
5.75%, 09/25/07	5,000,000	4,997,170
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	255,000
General Electric Capital Corp.
3.45%, 07/16/07	6,000,000	5,870,280
6.75%, 03/15/32	3,000,000	3,202,272
General Motors Acceptance Corp.
6.88%, 09/15/11	1,000,000	954,160
7.25%, 03/02/11	500,000	484,754
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	1,994,876
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,874,225
5.13%, 01/15/15	1,500,000	1,402,318
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,932,838
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,952,558
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	924,519
5.00%, 01/14/11	3,000,000	2,905,989
Merrill Lynch & Co. Inc.
5.20%, 10/19/07	8,000,000	8,012,896

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Residential Capital Corp.
6.00%, 02/22/11	$5,000,000	$4,844,875
6.38%, 06/30/10	2,200,000	2,170,060
SLM Corp.
5.63%, 04/10/07	1,000	999
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	249,375

		56,442,204

ELECTRIC – 2.41%
CMS Energy Corp.
7.75%, 08/01/10	500,000	507,500
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	909,735
5.88%, 02/01/33	3,500,000	3,225,187
Constellation Energy Group Inc.
7.60%, 04/01/32	1,250,000	1,362,641
Mirant North America LLC
7.38%, 12/31/13(1)	750,000	723,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,152,430
NRG Energy Inc.
7.25%, 02/01/14	250,000	243,750
7.38%, 02/01/16	500,000	487,500
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,329,635
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,386,416
8.63%, 04/15/31	700,000	856,878
Reliant Energy Inc.
6.75%, 12/15/14	250,000	230,000
Sierra Pacific Resources
6.75%, 08/15/17	750,000	708,616
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,209,458
TXU Corp.
5.55%, 11/15/14	250,000	226,754
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,758,682

		23,318,932

ELECTRONICS – 0.13%
Midwest Generation LLC
8.75%, 05/01/34	750,000	795,000
Sanmina-SCI Corp.
6.75%, 03/01/13(2)	250,000	233,125
8.13%, 03/01/16	250,000	243,750

		1,271,875

ENTERTAINMENT – 0.21%
AMC Entertainment Inc.
8.00%, 03/01/14	250,000	229,062
11.00%, 02/01/16	500,000	535,000
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	998,750
Six Flags Inc.
9.75%, 04/15/13	250,000	229,687

		1,992,499

ENVIRONMENTAL CONTROL – 0.47%
Allied Waste North America
7.25%, 03/15/15	250,000	238,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,764,545
7.13%, 10/01/07	1,543,000	1,564,719

		4,568,014

FOOD – 0.49%
Dean Foods Co.
7.00%, 06/01/16	500,000	483,750
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,314,605
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,965,797

		4,764,152

FOREST PRODUCTS & PAPER – 0.20%
Bowater Canada Finance
7.95%, 11/15/11	250,000	237,500
Domtar Inc.
7.88%, 10/15/11	250,000	235,000
Georgia-Pacific Corp.
7.70%, 06/15/15	250,000	238,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,265,525

		1,976,775

HEALTH CARE – PRODUCTS – 0.02%
CDRV Investors Inc.
9.63%, 01/01/15	250,000	168,750

		168,750

HEALTH CARE – SERVICES – 1.15%
HCA Inc.
5.75%, 03/15/14	500,000	447,095
6.25%, 02/15/13	250,000	233,442
Res-Care Inc.
7.75%, 10/15/13	250,000	248,125
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,529,472
5.80%, 03/15/36	2,400,000	2,148,221
WellPoint Inc.
3.75%, 12/14/07	4,680,000	4,547,355

		11,153,710

HOLDING COMPANIES – DIVERSIFIED – 0.02%

Marquee Holdings Inc.
12.00%, 08/15/14	250,000	178,437

		178,437

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
HOME BUILDERS – 0.05%
Standard Pacific Corp.
7.00%, 08/15/15	$500,000	$443,750

		443,750

HOUSEHOLD PRODUCTS & WARES – 0.54%
Clorox Co. (The)
5.44%, 12/14/07	5,250,000	5,255,833

		5,255,833

INSURANCE – 2.51%
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,685,636
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,382,395
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,346,210
Berkshire Hathaway Finance Corp.
5.08%, 01/11/08	1,400,000	1,401,424
Fairfax Financial Holdings Ltd.
7.75%, 04/26/12	250,000	217,500
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,004,780
Markel Corp.
7.35%, 08/15/34	1,000,000	976,807
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,351,023

		24,365,775

LEISURE TIME – 0.05%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	500,000	495,464

		495,464

LODGING – 0.56%
Hilton Hotels Corp.
7.63%, 12/01/12	500,000	515,414
Marriott International Inc.
4.63%, 06/15/12	750,000	691,916
5.81%, 11/10/15	3,530,000	3,404,064
MGM Mirage
8.50%, 09/15/10	750,000	779,062

		5,390,456

MACHINERY – 0.06%
Case Corp.
7.25%, 01/15/16	250,000	236,250
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	352,625

		588,875

MEDIA – 0.72%
CCH I LLC
11.00%, 10/01/15	500,000	437,500
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	487,500
CMP Susquehanna Corp.
9.88%, 05/15/14(1)	250,000	232,500
Comcast Corp.
6.45%, 03/15/37	3,000,000	2,817,855
CSC Holdings Inc.
7.63%, 04/01/11	500,000	500,000
Dex Media East LLC
12.13%, 11/15/12	325,000	364,813
DirecTV Holdings LLC
6.38%, 06/15/15	750,000	691,875
Echostar DBS Corp.
6.38%, 10/01/11	500,000	478,750
Liberty Media Corp.
8.25%, 02/01/30	250,000	239,285
NTL Cable PLC
8.75%, 04/15/04	500,000	496,250
PRIMEDIA Inc.
8.88%, 05/15/11(2)	250,000	240,000

		6,986,328

OFFICE & BUSINESS EQUIPMENT – 0.05%
Xerox Corp.
6.88%, 08/15/11	250,000	248,438
7.20%, 04/01/16	250,000	250,625

		499,063

OIL & GAS – 1.32%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,574,827
Chesapeake Energy Corp.
6.50%, 08/15/17	250,000	228,125
6.88%, 01/15/16	500,000	472,500
Devon Financing Corp. ULC
7.88%, 09/30/31	700,000	799,375
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,603,355
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,916,094
5.75%, 03/01/35	1,500,000	1,272,531
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(1)	250,000	238,750
Mariner Energy Inc.
7.50%, 04/15/13(1)	250,000	240,625
Parker Drilling Co.
9.63%, 10/01/13	500,000	542,500
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,040,000
Range Resources Corp.
7.50%, 05/15/16	250,000	246,875
Tesoro Corp.
6.25%, 11/01/12(1)	250,000	237,500
Valero Energy Corp.
7.50%, 04/15/32	1,250,000	1,357,134

		12,770,191

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
OIL & GAS SERVICES – 0.06%
Grant Prideco Inc.
6.13%, 08/15/15	$100,000	$93,250
Weatherford International Ltd.
5.50%, 02/15/16	500,000	476,998

		570,248

PACKAGING & CONTAINERS – 0.17%
Crown Americas Inc.
7.63%, 11/15/13(1)	500,000	491,250
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	245,000
Stone Container Corp.
9.75%, 02/01/11	860,000	883,650

		1,619,900

PHARMACEUTICALS – 0.58%
AmerisourceBergen Corp.
5.63%, 09/15/12(1)	1,750,000	1,671,250
5.88%, 09/15/15(1)	250,000	235,625
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	960,000
6.13%, 01/15/15	750,000	713,034
Omnicare Inc.
6.13%, 06/01/13	250,000	231,875
6.88%, 12/15/15	250,000	237,500
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	750,000	673,439
Warner Chilcott Corp.
8.75%, 02/01/15	900,000	927,000

		5,649,723

PIPELINES – 0.86%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	528,127
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	240,961
Copano Energy LLC
8.13%, 03/01/16(1)	250,000	248,750
El Paso Corp.
7.80%, 08/01/31	250,000	242,813
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,597,052
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	242,500
Plains All American Pipeline LP
6.70%, 05/15/36(1)	1,000,000	974,710
SemGroup LP
8.75%, 11/15/15(1)	500,000	497,500
Williams Companies Inc.
7.13%, 09/01/11	500,000	500,000
8.75%, 03/15/32	250,000	271,875

		8,344,288

REAL ESTATE INVESTMENT TRUSTS – 1.37%
Duke Realty LP
5.70%, 12/22/06	4,250,000	4,253,536
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	238,125
Rouse Co. LP/TRC Co-Issuer Inc.
6.75%, 05/01/13(1)	500,000	486,953
Simon Property Group LP
5.75%, 05/01/12	3,000,000	2,955,462
6.38%, 11/15/07	5,341,000	5,363,229

		13,297,305

RETAIL – 0.83%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	247,500
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	497,500
Inergy LP
6.88%, 12/15/14	750,000	697,500
8.25%, 03/01/16	250,000	252,500
NPC International Inc.
9.50%, 05/01/14(1)	250,000	241,875
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	271,615
7.95%, 04/01/17	250,000	279,309
Staples Inc.
7.38%, 10/01/12	740,000	790,007
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,091,734
8.88%, 04/15/11	1,550,000	1,726,300

		8,095,840

SEMICONDUCTORS – 0.11%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	165,240
Amkor Technology Inc.
7.13%, 03/15/11	250,000	226,875
9.25%, 06/01/16	250,000	236,875
Sensata Technologies BV
8.00%, 05/01/14(1)	500,000	482,500

		1,111,490

SOFTWARE – 0.35%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,404,765
5.28%, 01/13/09	2,000,000	2,001,208

		3,405,973

TELECOMMUNICATIONS – 3.48%
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,268,428
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,226,024

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
TELECOMMUNICATIONS (Continued)
Citizens Communications Co.
6.25%, 01/15/13	$500,000	$472,500
Corning Inc.
6.05%, 06/15/15	2,500,000	2,459,945
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,367,850
8.25%, 06/15/30	3,000,000	3,463,650
Dobson Communications Corp.
8.88%, 10/01/13	250,000	245,625
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,744,706
8.00%, 06/01/36	1,250,000	1,256,379
France Telecom SA
7.75%, 03/01/11	2,500,000	2,685,513
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,617,966
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,113,417
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,138,750
Qwest Corp.
8.88%, 03/15/12	250,000	263,750
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,262,815
Verizon New York Inc.
7.38%, 04/01/32	150,000	147,867

		33,735,185

TRANSPORTATION – 0.43%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,350,313
Norfolk Southern Corp.
5.59%, 05/17/25	598,000	557,082
7.25%, 02/15/31	652,000	723,953
8.63%, 05/15/10	500,000	548,468

		4,179,816

TOTAL CORPORATE BONDS & NOTES (Cost: $281,541,658)		269,975,844

ASSET-BACKED SECURITIES – 8.81%
Aegis Asset Backed Securities Trust Series 2005-1N Class N1
4.25%, 03/25/35(1)	133,359	133,243
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,566,507
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	2,500,000	2,506,554
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35(1)	518,195	516,368
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
1 5.50%, 10/25/35(1)	1,860,289	1,857,212
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	2,245,589	2,224,186
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,383,251
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.38%, 06/28/16(3)	6,000,000	6,000,000
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(1)	13,000,000	12,904,762
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.34%, 07/25/36(3)	6,200,000	6,200,000
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35(1)	3,903,691	3,881,995
Home Equity Asset Trust Series 2006-2 Class M2
5.72%, 05/25/36(1)	6,000,000	6,019,613
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	2,558,000	2,566,259
Long Beach Asset Holdings Corp. Series 2005-1 Class N1
4.12%, 02/25/35(1)	264,677	264,331
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34(1)(3)	335,023	334,185
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.53%, 06/25/36(3)	2,200,000	2,200,000
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.56%, 06/25/36(3)	2,450,000	2,450,000
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ
5.58%, 06/25/35	8,510,597	8,522,782
Novastar Home Equity Loan Series 2006-2 Class M1
5.47%, 06/25/36(3)	4,000,000	4,000,000
Novastar NIM Trust Series 2004-N3
3.97%, 03/25/35(1)	439,512	438,510
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(1)	1,500,042	1,496,757
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35(1)	1,906,074	1,899,963

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
ASSET-BACKED SECURITIES (Continued)
Structured Asset Investment Loan Trust Series 2005-HE3 Class M3
5.85%, 09/25/35	$4,000,000	$4,023,736

TOTAL ASSET-BACKED SECURITIES (Cost: $85,459,838)		85,390,214

COLLATERALIZED MORTGAGE OBLIGATIONS – 19.79%
MORTGAGE-BACKED SECURITIES – 19.79%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
5.28%, 05/25/35	2,765,614	2,767,632
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,639,580	3,470,114
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.37%, 11/11/35(1)	88,104,017	3,066,311
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,874,883
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.62%, 07/16/34(1)	101,705,284	2,266,136
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.39%, 04/15/17(1)	9,000,000	9,001,101
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class MOA1
5.38%, 03/15/20(1)	6,000,000	6,000,872
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,453,884	5,453,125
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	14,100,886	14,102,087
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	9,671,879	9,666,907
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	7,734,671	7,732,265
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
6.99%, 07/25/46(3)	9,265,656	9,506,852
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.65%, 06/20/36	14,973,896	14,900,047
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,737,285	4,501,904
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.10%, 05/15/36(1)	229,388,050	3,466,971
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(1)	3,000,000	2,942,843
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.58%, 10/12/37(1)	237,645,972	10,181,538
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,875,508
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
5.95%, 02/15/20(1)	2,000,000	1,999,388
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,783,395
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.49%, 02/15/37(1)	120,065,302	3,374,723
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,583,584	2,500,183
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	296,439	297,695
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	9,881,346	9,896,981
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	3,360,720	3,362,553
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,913,425
Morgan Stanley Capital I Series 2003-T11 Class X1
0.20%, 06/13/41(1)	575,405,152	7,006,651
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35(1)	956,196	954,864
Option One Mortgage Loan Trust Series 2002-2 Class M2
6.47%, 06/25/32	747,885	748,425

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.68%, 01/25/33	$1,109,315	$1,110,587
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	4,342,107	4,342,559
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,083,762	1,944,463
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,725,782
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.70%, 10/15/17(1)	5,000,000	5,000,319
5.75%, 10/15/17(1)	5,000,000	5,000,634
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,183,638	2,038,972

		191,778,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $193,438,240)		191,778,695

FOREIGN GOVERNMENT BONDS & NOTES(4) – 0.28%
United Mexican States
7.50%, 04/08/33	1,000,000	1,062,500
8.38%, 01/14/11	1,500,000	1,635,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $2,874,926)		2,697,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 42.35%
MORTGAGE-BACKED SECURITIES – 34.64%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	7,230,203	6,838,647
5.00%, 07/01/21(5)	15,000,000	14,432,820
5.00%, 12/15/34	2,690,210	322,229
5.40%, 04/15/28	4,333,256	4,333,559
5.50%, 03/15/20	2,593,241	128,721
5.50%, 05/15/24	9,962,206	887,667
5.50%, 03/15/25	3,838,424	360,369
5.50%, 05/15/29	7,731,018	941,291
5.50%, 10/01/32	17,070,348	16,465,223
5.50%, 05/01/34	88,452	85,182
5.50%, 10/01/34	677,410	652,364
5.88%, 05/15/16	12,805,354	12,762,400
6.00%, 07/01/36(5)	39,000,000	38,390,625
6.50%, 07/01/36(5)	10,000,000	10,056,250
Federal National Mortgage Association
4.50%, 05/01/18	5,059,074	4,792,919
4.50%, 07/01/18	7,859,786	7,446,286
4.50%, 11/01/18	5,209,451	4,935,385
4.57%, 06/01/35	8,336,784	8,094,795
5.00%, 01/01/18	1,609,963	1,554,101
5.00%, 09/01/18	9,740,668	9,402,238
5.00%, 12/01/18	815,295	786,968
5.00%, 01/01/19	716,247	691,362
5.00%, 06/01/19	1,583,650	1,528,089
5.00%, 08/01/19	879,730	848,579
5.00%, 09/01/19	707,896	682,829
5.00%, 11/01/19	1,654,593	1,596,005
5.00%, 01/01/20	825,858	795,631
5.00%, 05/01/20	8,465,590	8,155,745
5.00%, 06/01/20	786,233	757,457
5.00%, 11/01/33	57,062,493	53,598,881
5.00%, 12/01/33	18,319,722	17,207,741
5.00%, 03/01/34	9,132,370	8,578,048
5.00%, 09/01/35	449,961	420,882
5.00%, 07/01/36(5)	4,000,000	3,738,752
5.03%, 07/01/35	3,410,274	3,314,187
5.23%, 05/01/35	2,636,140	2,576,656
5.50%, 09/01/19	5,693,703	5,593,452
5.50%, 10/01/19	4,282,090	4,206,694
5.50%, 07/01/33	35,247,950	34,003,712
5.50%, 01/01/34	7,940,929	7,660,618
5.50%, 03/01/35	1,378,125	1,324,616
5.50%, 07/01/36(5)	10,000,000	9,603,120
6.00%, 03/01/33	688,894	680,154
6.00%, 08/01/34	677,864	668,527
7.00%, 07/01/35	998,335	1,021,462
7.00%, 01/01/36	1,874,890	1,918,090
7.00%, 02/01/36	1,897,331	1,941,049
7.00%, 03/01/36	3,716,375	3,802,007
7.00%, 04/01/36	638,592	653,307
Government National Mortgage Association
5.50%, 07/01/36(5)	15,000,000	14,535,930

		335,773,621

U.S. GOVERNMENT SECURITIES – 7.71%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	34,050,000	34,637,907
6.13%, 08/15/29(2)	7,800,000	8,672,625
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	22,777,920	21,613,217
U.S. Treasury Notes
2.63%, 05/15/08(6)	398,000	380,043
3.13%, 04/15/09(6)	605,000	573,852
4.00%, 02/15/14(2)(6)	9,500,000	8,825,348

		74,702,992

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $425,051,298)		410,476,613

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 14.39%
CERTIFICATES OF DEPOSIT(7) – 0.15%
Credit Suisse First Boston NY
5.28%, 04/23/07	$44,895	$44,895
Fortis Bank NY
4.43%, 07/20/06	112,186	112,186
Societe Generale
5.33%, 12/08/06	448,952	448,952
Toronto-Dominion Bank
3.94%, 07/10/06	224,476	224,476
Washington Mutual Bank
5.28%, 08/07/06	224,476	224,476
Wells Fargo Bank N.A.
4.78%, 12/05/06	359,162	359,162

		1,414,147

COMMERCIAL PAPER(7) – 1.10%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(1)	1,253,375	1,246,340
ASAP Funding Ltd.
5.21%, 08/08/06(1)	215,497	214,374
Barton Capital Corp.
5.29%, 08/01/06(1)	429,149	427,320
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(1)	170,602	170,200
CC USA Inc.
5.03%, 10/24/06(1)	89,790	88,373
Chariot Funding LLC
5.30%, 07/28/06(1)	338,218	336,973
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(1)	984,844	984,565
Curzon Funding LLC
5.30%, 07/31/06(1)	448,952	447,101
Edison Asset Securitization LLC
5.22%, 12/11/06(1)	331,201	323,469
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(1)	950,315	946,982
Five Finance Inc.
5.19%, 12/01/06(1)	202,028	197,630
General Electric Capital Services Inc.
5.22%, 12/11/06	44,895	43,847
Govco Inc.
5.22%, 08/03/06(1)	448,952	446,934
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(1)	152,644	150,278
Jupiter Securitization Corp.
5.29%, 07/27/06(1)	112,238	111,842
Kitty Hawk Funding Corp.
5.24%, 07/20/06(1)	412,946	411,924
Landale Funding LLC
5.30%, 08/15/06(1)	493,847	490,721
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(1)	695,112	689,824
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(1)	453,442	452,111
Prudential Funding LLC
5.22%, 07/31/06	224,476	223,565
Ranger Funding Co. LLC
5.24%, 07/20/06(1)	448,952	447,841
Regency Markets No. 1 LLC
5.10%, 07/07/06(1)	526,033	525,735
Scaldis Capital LLC
5.30%, 07/25/06(1)	280,626	279,718
Sydney Capital Corp.
5.10%, 07/07/06(1)	491,109	490,830
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(1)	548,750	547,392

		10,695,889

MEDIUM-TERM NOTES(7) – 0.13%
Bank of America N.A.
5.28%, 04/20/07	112,238	112,238
Dorada Finance Inc.
3.93%, 07/07/06(1)	139,175	139,175
K2 USA LLC
3.94%, 07/07/06(1)	269,371	269,371
Marshall & Ilsley Bank
5.18%, 12/15/06	448,952	449,650
Sigma Finance Inc.
5.13%, 03/30/07(1)	157,133	157,133
US Bank N.A.
2.85%, 11/15/06	89,790	89,179

		1,216,746

MONEY MARKET FUNDS – 9.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(8)(9)	88,814,596	88,814,596

		88,814,596

REPURCHASE AGREEMENTS(7) – 0.89%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $926,118, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$897,904	897,904
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $673,730 (collateralized by non-U.S. Government debt securities, value $741,804, 2.12% to 6.47%, 11/25/34 to 12/25/42).	673,428	673,428

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,122,882 (collateralized by non-U.S. Government debt securities, value $1,256,083, 0.00% to 10.00%, 6/1/28 to 12/15/35).	$1,122,380	$1,122,380
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $922,273, 5.36% to 6.00%, 12/25/35 to 12/25/42).	897,904	897,904
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $269,494 (collateralized by non-U.S. Government debt securities, value $304,939, 0.00% to 10.00%, 9/10/34 to 5/09/36).	269,371	269,371
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $458,563, 5.22% to 5.42%, 7/3/06).	448,952	448,952
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $718,650 (collateralized by non-U.S. Government debt securities, value $755,280, 0.00% to 10.00%, 1/1/10 to 6/6/16).	718,323	718,323
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $463,068, 6.38% to 8.49%, 1/7/09 to 2/23/36).	448,952	448,952
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $463,074, 0.07% to 7.75%, 2/22/11 to 12/15/45).	448,952	448,952
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $944,110, 0.00% to 8.57%, 6/25/23 to 4/25/46).	897,904	897,904
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $472,459, 3.79% to 7.22%, 5/15/07 to 3/15/42).	448,952	448,952
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $157,205 (collateralized by non-U.S. Government debt securities, value $166,342, 0.00% to 10.00%, 7/3/06 to 6/30/36).	157,133	157,133
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $330,572 (collateralized by non-U.S. Government debt securities, value $332,683, 0.00% to 10.00%, 7/3/06 to 6/30/36).(10)	314,266	314,266
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $898,307 (collateralized by non-U.S. Government debt securities, value $944,100, 0.00% to 10.00%, 1/1/10 to 5/6/16).	897,904	897,904

		8,642,325

TIME DEPOSITS(7) – 0.44%
ABN Amro Bank NV
5.30%, 07/03/06	448,952	448,952
KBC Bank NV
5.32%, 07/03/06	1,346,856	1,346,856
Societe Generale
5.32%, 07/03/06	1,122,380	1,122,380
UBS AG
5.25% - 5.34%, 07/03/06	1,294,369	1,294,369

		4,212,557

VARIABLE & FLOATING RATE NOTES – 2.52%
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(1)(7)	1,149,317	1,149,479
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07(7)	336,714	336,712
American Express Centurion Bank
5.34%, 07/19/07(7)	493,847	494,437
American Express Credit Corp.
5.23%, 07/05/07(7)	134,686	134,775
ASIF Global Financing
5.17%, 05/03/07(1)(7)	44,895	44,916
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(1)(7)	291,819	291,819

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(1)(7)	$763,218	$763,214
BMW US Capital LLC
5.20%, 07/13/07(1)(7)	448,952	448,952
BNP Paribas
5.14%, 05/18/07(1)(7)	830,561	830,561
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(1)(7)	327,735	327,735
Collateral JP Morgan Chase
5.13%, 04/01/20(11)	1,350,000	1,350,000
Commodore CDO Ltd.
5.38%, 06/12/07(1)(7)	112,238	112,238
Credit Agricole SA
5.31%, 07/23/07(7)	448,952	448,952
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(1)(7)	448,952	448,952
DEPFA Bank PLC
5.37%, 06/15/07(7)	448,952	448,952
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(1)(7)	516,295	516,336
Eli Lilly Services Inc.
5.08%, 06/29/07(1)(7)	448,952	448,952
Fifth Third Bancorp
5.28%, 06/22/07(1)(7)	897,904	897,904
First Tennessee Bank N.A.
5.21%, 08/25/06(7)	134,686	134,687
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(1)(7)	336,714	336,683
General Electric Capital Corp.
5.25%, 04/09/07(7)	202,028	202,138
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07(7)	673,428	673,553
HBOS Treasury Services PLC
5.53%, 04/24/07(1)(7)	448,952	448,952
JP Morgan Chase & Co.
5.12%, 07/02/07(7)	336,714	336,714
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07(1)(7)	673,428	673,410
Leafs LLC
5.27%, 01/22/07 - 02/20/07(1)(7)	469,163	469,163
Lexington Parker Capital Co. LLC
4.96%, 01/10/07(7)	561,190	561,008
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(1)(7)	493,847	493,804
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(1)(7)	218,186	218,186
Marshall & Ilsley Bank
5.18%, 07/13/07(7)	246,924	246,924
Metropolitan Life Global Funding I
5.15%, 07/06/07(1)(7)	673,428	673,428
Mortgage Interest Networking Trust
5.54%, 08/25/06(1)(7)	56,568	56,587
Mound Financing PLC
5.11%, 05/08/07(1)(7)	422,015	422,015
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(1)(7)	448,952	448,926
National City Bank of Indiana
5.17%, 05/21/07(7)	224,476	224,493
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(1)(7)	1,212,171	1,212,205
Newcastle Ltd.
5.34%, 04/24/07(1)(7)	158,256	158,218
Northern Rock PLC
5.17%, 05/03/07(1)(7)	538,742	538,756
Principal Life Global Funding I
5.63%, 02/08/07(7)	202,028	202,598
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(1)(7)	336,714	336,696
Sigma Finance Inc.
5.51%, 06/18/07(1)(7)	368,141	368,141
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(1)(7)	448,952	448,952
Strips III LLC
5.37%, 07/24/06(1)(7)	104,950	104,950
SunTrust Bank
5.08%, 05/01/07(7)	448,952	448,975
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(1)(7)	848,519	848,429
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(1)(7)	628,533	628,533
US Bank N.A.
5.28%, 09/29/06(7)	202,028	202,016
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(1)(7)	718,683	718,682
Wachovia Bank N.A.
5.36%, 05/22/07(7)	897,904	897,904
Wells Fargo & Co.
5.19%, 07/13/07(1)(7)	224,476	224,491
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(1)(7)	404,057	404,052
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(1)(7)	444,014	442,553
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(1)(7)	151,629	151,629

		24,453,337

TOTAL SHORT-TERM INVESTMENTS (Cost: $139,449,597)		139,449,597

TOTAL INVESTMENTS IN SECURITIES – 113.47% (Cost: $1,127,815,557)		1,099,768,463

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Principal	Value
SECURITIES SOLD SHORT – (1.46)%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (1.46)%
Federal National Mortgage Association
4.50%, 07/01/21(5)	$(15,000,000)	$(14,175,000)

		(14,175,000)

TOTAL SECURITIES SOLD SHORT (Proceeds: $14,292,188)		(14,175,000)

Other Assets, Less Liabilities – (12.01)%		(116,420,402)

NET ASSETS – 100.00%		$969,173,061

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Investments are denominated in U.S. dollars.
(5)	To-be-announced (TBA). See Note 1.
(6)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(7)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(8)	Affiliated issuer. See Note 2.
(9)	The rate quoted is the annualized seven-day yield of the fund at period end.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(11)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (10/04/06)	813	$84,069,281	$(403,783)
U.S. 10-Year Note (09/29/06)	253	26,529,422	10,188
U.S. 2-Year Note (10/04/06)	157	31,836,656	(7,201)
U.S. Long Bond (09/29/06)	(27)	(2,879,719)	10,107

			$(390,689)

As of June 30, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 5/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	$3,500,000	$17,062
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	2,522
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	56,740
Agreement with J.P. Morgan Chase & Co. dated 3/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	7,000,000	33,769
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(12,080)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	$2,000,000	$(3,765)

		$94,248

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(228,620)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(225,147)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate, and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	289,224
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	37,816
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	11,779
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	92,983
Agreement with J.P Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	20,332
Agreement with J.P. Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate, and receiving a fixed rate of 4.90%. Expiring 1/9/16.	29,000,000	(376,895)
Agreement with J.P. Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	(1,519,917)
Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(130,534)
Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(112,901)
Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	22,603
Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	18,700
Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	11,832

		$(2,088,745)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Description	Notional Amount	Net Unrealized Appreciation
Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$394,589

The accompanying notes are an integral part of the financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2006

LifePath Retirement Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$154,231,995	61.33%
Domestic Equity	68,486,765	27.23
Foreign Equity	25,993,375	10.34
Short-Term and Other Net Assets	2,773,566	1.10

TOTAL	$251,485,701	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$381,836,598	51.19%
Domestic Equity	257,587,391	34.53
Foreign Equity	95,483,197	12.80
Short-Term and Other Net Assets	11,017,841	1.48

TOTAL	$745,925,027	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$610,426,978	48.67%
Domestic Fixed Income	411,691,866	32.82
Foreign Equity	223,141,282	17.79
Short-Term and Other Net Assets	9,021,016	0.72

TOTAL	$1,254,281,142	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$495,139,039	58.77%
Foreign Equity	180,132,253	21.38
Domestic Fixed Income	156,400,998	18.57
Short-Term and Other Net Assets	10,807,392	1.28

TOTAL	$842,479,682	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$382,055,118	67.57%
Foreign Equity	137,585,857	24.33
Domestic Fixed Income	37,258,364	6.59
Short-Term and Other Net Assets	8,523,063	1.51

TOTAL	$565,422,402	100.00%

Active Stock Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Financial	$316,091,003	23.43%
Consumer Non-Cyclical	301,068,814	22.30
Energy	147,113,400	10.90
Communications	140,283,811	10.40
Technology	129,878,803	9.63
Consumer Cyclical	122,107,039	9.05
Industrial	117,313,994	8.70
Basic Materials	44,304,212	3.28
Utilities	43,059,269	3.19
Futures Contracts	47,378	0.01
Short-Term and Other Net Assets	(11,871,784)	(0.89)

TOTAL	$1,349,395,939	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$527,552,317	54.43%
Financial	108,349,450	11.18
Asset-Backed Securities	85,390,213	8.81
Government	77,400,492	7.99
Communications	40,721,513	4.20
Consumer Non-Cyclical	34,934,367	3.60
Utilities	23,318,932	2.41
Energy	21,684,727	2.24
Consumer Cyclical	19,879,138	2.05
Industrial	12,914,730	1.33
Technology	5,766,838	0.60
Basic Materials	2,227,712	0.23
Diversified	178,437	0.02
Futures Contracts	(390,689)	(0.04)
Swap Agreements	(1,599,908)	(0.17)
Securities sold short	(14,175,000)	(1.46)
Short-Term and Other Net Assets	25,019,792	2.58

TOTAL	$969,173,061	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2006

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$21,730,710	$42,682,261	$81,607,607	$66,709,066	$40,989,676

Affiliated issuers(a)	$66,271,567	$209,852,386	$389,308,872	$285,184,533	$206,872,182

Investments, at value (including securities on loan(b) ) (Note 1):
Unaffiliated issuers	$21,730,710	$42,682,261	$81,607,607	$66,709,066	$40,989,676
Affiliated issuers(a)	73,128,216	236,110,970	449,662,860	329,999,193	236,185,763
Affiliated Master Portfolios(a)	177,576,922	506,915,225	802,928,594	506,115,926	325,032,341
Receivables:
Investment securities sold	1,188,595	5,154,569	8,690,285	11,081,107	7,153,100
Dividends and interest	12,781	35,458	81,488	45,617	37,488
Contributions	2,000,000	9,970,000	8,160,000	10,500,000	7,400,000

Total Assets	275,637,224	800,868,483	1,351,130,834	924,450,909	616,798,368

LIABILITIES
Payables:
Investment securities purchased	2,413,024	12,244,771	15,218,621	15,245,887	10,375,362
Collateral for securities on loan (Note 4)	21,730,710	42,682,261	81,607,607	66,709,066	40,989,676
Investment advisory fees (Note 2)	1,979	10,609	17,651	10,479	5,119
Accrued expenses	5,810	5,815	5,813	5,795	5,809

Total Liabilities	24,151,523	54,943,456	96,849,692	81,971,227	51,375,966

NET ASSETS	$251,485,701	$745,925,027	$1,254,281,142	$842,479,682	$565,422,402

(a)	See Note 2.
(b)	Securities on loan with market values of $21,272,184, $41,733,892, $79,832,329, $65,190,034 and $40,092,021, respectively. See Note 4.

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,413,256,871	$1,039,000,961

Affiliated issuers(a)	$4,943,221	$88,814,596

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$1,513,560,538	$1,010,953,867
Affiliated issuers(a)	4,943,221	88,814,596
Deposits with brokers for securities sold short	—	14,295,165
Receivables:
Investment securities sold	1,770,178	60,480,550
Dividends and interest	1,626,900	8,221,355
Due from broker - variation margin	—	173,442

Total Assets	1,521,900,837	1,182,938,975

LIABILITIES
Payables:
Investment securities purchased	20,064,231	148,408,266
Due to broker - variation margin	12,800	—
Collateral for securities on loan (Note 4)	152,043,382	49,285,001
Open swap contracts (Note 1)	—	1,614,949
Securities sold short, at value (Proceeds: $– and $14,292,188) (Note 1)	—	14,175,000
Investment advisory fees (Note 2)	272,526	199,024
Administration fees (Note 2)	104,300	74,360
Accrued expenses	7,659	9,314

Total Liabilities	172,504,898	213,765,914

NET ASSETS	$1,349,395,939	$969,173,061

(a)	See Note 2.
(b)	Securities on loan with market values of $148,327,151 and $48,184,031, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2006

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers(a)	$560,113	$1,509,618	$2,253,309	$1,376,958	$792,132
Dividends allocated from Master Portfolios	492,710	1,864,012	4,424,715	3,539,871	2,689,482
Interest from affiliated issuers(a)	31,190	79,117	146,598	114,828	90,007
Interest allocated from Master Portfolios	3,388,505	8,249,147	8,941,094	3,439,350	1,007,004
Securities lending income	13,339	46,357	97,759	60,410	47,813
Expenses allocated from Master Portfolios	(308,450)	(866,768)	(1,357,794)	(841,901)	(534,471)

Total investment income	4,177,407	10,881,483	14,505,681	7,689,516	4,091,967

EXPENSES (Note 2)
Investment advisory fees	419,371	1,218,784	2,032,510	1,329,277	874,393
Professional fees	5,917	6,100	6,344	6,161	6,039
Independent trustees’ fees	244	732	1,159	732	488

Total expenses	425,532	1,225,616	2,040,013	1,336,170	880,920
Less expense reductions (Note 2)	(399,564)	(1,151,406)	(1,924,321)	(1,262,577)	(835,761)

Net expenses	25,968	74,210	115,692	73,593	45,159

Net investment income	4,151,439	10,807,273	14,389,989	7,615,923	4,046,808

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	1,064	9,353	10,615	8,256	14,585
Net realized gain from sale of investments in affiliated issuers(a)	1,338,986	4,527,077	6,023,530	3,892,836	2,876,973
Net realized gain (loss) allocated from Master Portfolios	(563,408)	152,784	3,791,829	5,358,090	4,626,552
Net change in unrealized appreciation (depreciation) of investments	1,131,719	4,883,252	16,454,533	13,831,949	10,069,639
Net change in unrealized appreciation (depreciation) of investments allocated from Master Portfolios	(1,923,877)	(4,240,648)	(2,399,881)	(725,827)	522,060
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	207	593	1,726	629	500

Net realized and unrealized gain (loss)	(15,309)	5,332,411	23,882,352	22,365,933	18,110,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,136,130	$16,139,684	$38,272,341	$29,981,856	$22,157,117

(a)	See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended June 30, 2006

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers(a)	$13,010,788	$—
Interest from unaffiliated issuers	8,272	23,223,646
Interest from affiliated issuers(b)	96,589	1,575,677
Securities lending income	46,757	74,159

Total investment income	13,162,408	24,873,482

EXPENSES
Investment advisory fees (Note 2)	1,626,146	1,166,270
Administration fees (Note 2)	650,458	466,508
Professional fees (Note 2)	8,235	9,699
Independent trustees’ fees (Note 2)	1,342	976
Interest expense on short sales	—	9,858

Total expenses	2,286,181	1,653,311
Less expense reductions (Note 2)	(9,577)	(10,675)

Net expenses	2,276,604	1,642,636

Net investment income	10,885,804	23,230,846

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	22,845,677	(11,228,000)
Net realized gain (loss) on futures contracts	(102,521)	1,880,143
Net realized loss on swap contracts	—	(22,345)
Net change in unrealized appreciation (depreciation) of investments	9,177,410	(14,453,279)
Net change in unrealized appreciation (depreciation) of futures contracts	157,072	(1,177,529)
Net change in unrealized appreciation (depreciation) of securities sold short	—	463,168
Net change in unrealized appreciation (depreciation) of swap contracts	—	(2,932,279)

Net realized and unrealized gain (loss)	32,077,638	(27,470,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,963,442	$(4,239,275)

(a)	Net of foreign withholding tax of $9,476 and $—, respectively.
(b)	See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,151,439	$6,705,422	$10,807,273	$17,099,696
Net realized gain	776,642	2,065,260	4,689,214	7,302,171
Net change in unrealized appreciation (depreciation)	(791,951)	1,512,499	643,197	9,847,546

Net increase in net assets resulting from operations	4,136,130	10,283,181	16,139,684	34,249,413

Interestholder Transactions:
Contributions	61,061,530	92,431,167	153,075,009	241,472,922
Withdrawals	(44,376,945)	(52,923,002)	(89,281,428)	(102,507,218)

Net increase in net assets resulting from interestholder transactions	16,684,585	39,508,165	63,793,581	138,965,704

Increase in net assets	20,820,715	49,791,346	79,933,265	173,215,117
NET ASSETS:
Beginning of period	230,664,986	180,873,640	665,991,762	492,776,645

End of period	$251,485,701	$230,664,986	$745,925,027	$665,991,762

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,389,989	$22,872,338	$7,615,923	$12,176,059
Net realized gain	9,825,974	17,582,125	9,259,182	12,886,484
Net change in unrealized appreciation (depreciation)	14,056,378	27,196,604	13,106,751	22,735,523

Net increase in net assets resulting from operations	38,272,341	67,651,067	29,981,856	47,798,066

Interestholder Transactions:
Contributions	264,352,313	396,332,869	200,376,127	281,688,243
Withdrawals	(113,433,133)	(124,842,737)	(64,622,836)	(85,036,609)

Net increase in net assets resulting from interestholder transactions	150,919,180	271,490,132	135,753,291	196,651,634

Increase in net assets	189,191,521	339,141,199	165,735,147	244,449,700
NET ASSETS:
Beginning of period	1,065,089,621	725,948,422	676,744,535	432,294,835

End of period	$1,254,281,142	$1,065,089,621	$842,479,682	$676,744,535

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,046,808	$6,526,179
Net realized gain	7,518,110	9,471,814
Net change in unrealized appreciation (depreciation)	10,592,199	16,755,738

Net increase in net assets resulting from operations	22,157,117	32,753,731

Interestholder Transactions:
Contributions	178,281,822	245,110,300
Withdrawals	(70,946,110)	(76,545,321)

Net increase in net assets resulting from interestholder transactions	107,335,712	168,564,979

Increase in net assets	129,492,829	201,318,710
NET ASSETS:
Beginning of period	435,929,573	234,610,863

End of period	$565,422,402	$435,929,573

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,885,804	$15,754,431	$23,230,846	$37,852,251
Net realized gain (loss)	22,743,156	49,417,857	(9,370,202)	(6,683,492)
Net change in unrealized appreciation (depreciation)	9,334,482	29,848,334	(18,099,919)	(13,290,033)

Net increase (decrease) in net assets resulting from operations	42,963,442	95,020,622	(4,239,275)	17,878,726

Interestholder Transactions:
Contributions	171,720,000	275,385,000	143,935,005	363,341,556
Withdrawals	(53,500,000)	(36,000,000)	(256,105,000)	(19,545,000)

Net increase (decrease) in net assets resulting from interestholder transactions	118,220,000	239,385,000	(112,169,995)	343,796,556

Increase (decrease) in net assets	161,183,442	334,405,622	(116,409,270)	361,675,282
NET ASSETS:
Beginning of period	1,188,212,497	853,806,875	1,085,582,331	723,907,049

End of period	$1,349,395,939	$1,188,212,497	$969,173,061	$1,085,582,331

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2006, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.65%	13.24%
LifePath 2010	13.87	33.00
LifePath 2020	33.68	35.96
LifePath 2030	27.48	13.96
LifePath 2040	21.32	3.84

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$88,008,622	$7,646,838	$(796,534)	$6,850,304
LifePath 2010(a)	252,544,124	28,119,130	(1,870,023)	26,249,107
LifePath 2020(a)	470,916,479	62,302,077	(1,948,089)	60,353,988
LifePath 2030(a)	351,894,576	45,496,137	(682,454)	44,813,683
LifePath 2040(a)	247,899,555	29,275,884	—	29,275,884
Active Stock	1,430,254,833	121,264,325	(33,015,399)	88,248,926
CoreAlpha Bond	1,127,887,857	1,258,401	(29,377,795)	(28,119,394)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2006, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $300,000 and $1,103,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of June 30, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

OPTION ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

Beginning May 1, 2006, BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007. Prior to May 1, 2006, such waiver was voluntary.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$399,564
LifePath 2010	1,151,406
LifePath 2020	1,924,321
LifePath 2030	1,262,577
LifePath 2040	835,761

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses. For the six months ended June 30, 2006, BGI credited administration fees of $9,577 and $10,675 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2006, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$13,339
LifePath 2010	46,357
LifePath 2020	97,759
LifePath 2030	60,410
LifePath 2040	47,813
Active Stock	46,757
CoreAlpha Bond	74,159

Certain Master Portfolios executed cross trades for the six months ended June 30, 2006, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2006, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
IMMF	1,923	167,373	167,303	1,993	$1,993,003	$31,190	$—
iShares Cohen & Steers Realty Majors Index Fund	—	79	—	79	6,627,770	99,339	—
iShares Lehman TIPS Bond Fund	—	260	—	260	25,877,148	395,535	—
iShares MSCI EAFE Index Fund	348	90	40	398	25,993,375	—	566,205
iShares S&P MidCap 400 Index Fund	126	19	32	113	8,670,407	43,086	576,986
iShares S&P SmallCap 600 Index Fund	84	6	26	64	3,966,513	13,428	149,432
iShares S&P 500 Index Fund	—	36	36	—	—	8,725	46,363

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2010
IMMF	4,736	425,219	421,836	8,119	$8,119,009	$79,117	$—
iShares Cohen & Steers Realty Majors Index Fund	—	301	7	294	24,599,965	355,901	26,588
iShares Lehman TIPS Bond Fund	—	628	5	623	62,060,189	935,755	(9,477)
iShares MSCI EAFE Index Fund	1,309	315	164	1,460	95,483,197	—	2,358,938
iShares S&P MidCap 400 Index Fund	420	70	91	399	30,485,815	149,157	1,613,630
iShares S&P SmallCap 600 Index Fund	267	51	71	247	15,362,795	47,285	393,387
iShares S&P 500 Index Fund	—	130	130	—	—	21,520	144,011
LifePath 2020
IMMF	7,669	804,874	805,212	7,331	7,331,328	146,598	—
iShares Cohen & Steers Realty Majors Index Fund	—	667	—	667	55,881,879	800,681	—
iShares Lehman TIPS Bond Fund	—	635	—	635	63,196,083	963,359	—
iShares MSCI EAFE Index Fund	2,882	744	214	3,412	223,141,282	—	2,615,580
iShares S&P MidCap 400 Index Fund	815	222	158	879	67,149,794	321,830	2,745,692
iShares S&P SmallCap 600 Index Fund	525	121	115	531	32,962,494	102,775	422,294
iShares S&P 500 Index Fund	—	442	442	—	—	64,664	239,964
LifePath 2030
IMMF	6,725	632,908	635,190	4,443	4,442,829	114,828	—
iShares Cohen & Steers Realty Majors Index Fund	—	535	2	533	44,640,119	626,967	(143)
iShares Lehman TIPS Bond Fund	—	212	—	212	21,113,321	331,593	—
iShares MSCI EAFE Index Fund	2,206	687	138	2,755	180,132,253	—	1,585,032
iShares S&P MidCap 400 Index Fund	596	208	110	694	53,037,720	250,562	1,902,508
iShares S&P SmallCap 600 Index Fund	379	140	90	429	26,632,951	78,163	284,798
iShares S&P 500 Index Fund	—	509	509	—	—	89,673	120,641
LifePath 2040
IMMF	4,479	503,576	503,736	4,319	4,318,765	90,007	—
iShares Cohen & Steers Realty Majors Index Fund	—	438	24	414	34,631,179	475,520	(32,805)
iShares MSCI EAFE Index Fund	1,469	735	100	2,104	137,585,857	—	1,003,337
iShares S&P MidCap 400 Index Fund	438	176	94	520	39,763,679	186,091	1,673,753
iShares S&P SmallCap 600 Index Fund	277	131	88	320	19,886,283	59,472	298,831
iShares S&P 500 Index Fund	—	457	457	—	—	71,049	(66,143)
Active Stock
IMMF	5,678	572,823	573,558	4,943	4,943,221	96,589	—
CoreAlpha Bond
IMMF	79,553	8,416,710	8,407,448	88,815	88,814,596	1,575,677	—

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2006 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$67,395,997	$49,118,241
LifePath 2010	—	—	196,971,820	126,026,503
LifePath 2020	—	—	353,343,626	190,338,212
LifePath 2030	—	—	276,313,473	133,363,769
LifePath 2040	—	—	216,489,920	105,706,112
Active Stock	—	—	459,516,479	342,332,883
CoreAlpha Bond	1,291,828,236	1,458,967,065	306,248,373	259,290,769

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2006 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)		Year Ended February 28, 2002		Year Ended February 28, 2001
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.28%		0.31%	0.31%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions(c) (e)	0.61%		0.65%	0.60%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.46%		3.24%	2.46%		2.27%	2.98%		3.73	%(f)	4.40%
Portfolio turnover rate(g)	20%		11%	138	%(h)	29%	56%		116%		58%
Total return	1.78	%(i)	4.82%	6.85%		12.45%	(1.36	)%(i)	2.68%		6.56%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)		Year Ended February 28, 2002		Year Ended February 28, 2001
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.27%		0.30%	0.30%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.60%		0.64%	0.59%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.10%		2.96%	2.32%		2.12%	2.49%		3.11	%(f)	3.49%
Portfolio turnover rate(g)	18%		12%	130	%(h)	23%	72%		86%		54%
Total return	2.40	%(i)	5.70%	7.88%		16.16%	(6.43	)%(i)	(0.70)%		2.13%
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.25%		0.28%	0.29%		0.35%	0.35%		0.44%		0.55%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.58%		0.62%	0.57%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.48%		2.53%	2.05%		2.04%	2.14%		2.23	%(f)	2.38%
Portfolio turnover rate(g)	16%		17%	140	%(h)	23%	67%		86%		39%
Total return	3.58	%(i)	7.04%	9.77%		21.11%	(10.18	)%(i)	(4.99)%		(3.14)%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.24%		0.26%	0.28%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.57%		0.60%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.01%		2.22%	1.93%		1.98%	1.81%		1.74	%(f)	1.72%
Portfolio turnover rate(g)	17%		24%	138	%(h)	32%	68%		53%		27%
Total return	4.37	%(i)	8.13%	11.28%		24.36%	(13.05	)%(i)	(7.82)%		(5.59)%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.23%		0.26%	0.28%		0.35%	0.35%		0.49%		0.55%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.56%		0.59%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	1.62%		1.96%	1.74%		1.86%	1.57%		1.13	%(f)	0.90%
Portfolio turnover rate(g)	21%		38%	147	%(h)	29%	62%		15%		20%
Total return	5.08	%(i)	8.74%	11.93%		28.14%	(15.63	)%(i)	(10.48)%		(10.41)%
Active Stock
Ratio of expenses to average net assets(c)	0.35%		0.35%	0.35%		n/a	n/a		n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		n/a	n/a		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)	1.68%		1.50%	1.57%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	26%		54%	70%		n/a	n/a		n/a		n/a
Total return	3.50	%(i)	8.79%	10.40	%(i)	n/a	n/a		n/a		n/a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)	Year Ended February 28, 2002	Year Ended February 28, 2001
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%		0.35%	0.35%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		n/a	n/a		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	4.98%		4.19%	3.08%		n/a	n/a	n/a	n/a
Portfolio turnover rate(g)	162%		270%	313%		n/a	n/a	n/a	n/a
Total return	(0.48	)%(i)	1.98%	1.30	%(i)	n/a	n/a	n/a	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(c)	Annualized for periods of less than one year.
(d)	After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio also reflects BGFA’s waiver of these pro rata advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios and the waiver of the advisory and administration fees of the other Underlying Funds. (See Note 2 above)
(e)	After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.
(f)	Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(g)	Portfolio turnover rates include in-kind transactions, if any.
(h)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(i)	Not annualized.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment model analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios for which BGFA provides investment advisory services, and (ii) the LifePath Master Portfolios’ custom benchmark. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks on an annualized basis over five years, that annualized relative performance over three years showed an improving trend, and the LifePath Master Portfolios all outperformed their custom benchmarks in 2005. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and mitigated in favor of the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of LifePath Master Portfolio 2020 (as an example of the LifePath Master Portfolios), Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and 10-year (or “since inception”) periods ended December 31, 2005, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios,

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolios outperformed or performed in line with the median performance of the Lipper Performance Group over almost all relevant periods. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their Lipper Expense Group. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2005 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2006 through April 30, 2007. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses for each of the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the estimated profitability of other mutual fund families advised by BGFA.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio other than the Active Stock Master Portfolio, BGFA and its affiliates are providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rates under the LifePath Master Portfolios’Advisory Contract were lower than the investment management fee rates for the collective funds and within the range of the investment advisory fee rates for other funds registered under the 1940 Act. The Board noted that the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were the same as or within the ranges of the investment management fee rates for collective funds and separate accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $26,611,638 (collateralized by U.S. Government obligations, value $27,132,001, 5.00%, 4/1/33).	$26,600,000	$26,600,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $26,611,638 (collateralized by U.S. Government obligations, value $27,133,927, 4.27% to 6.44%, 1/1/27 to 3/1/35).	26,600,000	26,600,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $26,611,704 (collateralized by U.S. Government obligations, value $27,132,000, 4.50% to 5.50%, 3/1/18 to 7/1/33).	26,600,000	26,600,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $26,611,638 (collateralized by U.S. Government obligations, value $27,399,961, 2.71% to 5.67%, 5/16/17 to 12/16/46).	26,600,000	26,600,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $26,910,768 (collateralized by U.S. Government obligations, value $27,440,346, 3.50% to 9.34%, 11/1/14 to 8/1/36).	26,899,000	26,899,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $25,010,938 (collateralized by U.S. Government obligations, value $25,751,603, 4.00% to 6.00%, 10/25/11 to 6/25/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $158,299,000)		158,299,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $158,299,000)		158,299,000

Other Assets, Less Liabilities – 0.01%		10,744

NET ASSETS – 100.00%		$158,309,744

The accompanying notes are an integral part of these financial statements.

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.07%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,983,164

TOTAL CERTIFICATES OF DEPOSIT (Cost: $184,983,164)		184,983,164

COMMERCIAL PAPER – 7.82%
Amstel Funding Corp.
5.20%, 11/21/06(1)	60,000,000	58,760,667
5.32%, 07/13/06(1)	36,958,000	36,892,461
Cancara Asset Securitisation Ltd.
5.30%, 07/13/06(1)	140,179,000	139,931,351
5.31%, 07/07/06(1)	50,066,000	50,021,691
Citigroup Funding Inc.
5.27%, 07/21/06	35,000,000	34,897,625
General Electric Capital Corp.
5.30%, 07/03/06	150,000,000	149,955,833

TOTAL COMMERCIAL PAPER (Cost: $470,459,628)		470,459,628

MEDIUM-TERM NOTES – 3.33%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	70,000,000	70,000,000
5.18%, 03/15/07(1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,076,409
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000
5.35%, 04/27/07(1)	35,000,000	34,997,116

TOTAL MEDIUM-TERM NOTES (Cost: $200,073,525)		200,073,525

TIME DEPOSITS – 5.59%
Branch Banking & Trust
5.22%, 07/03/06	130,491,000	130,491,000
JP Morgan Chase Bank N.A.
5.25%, 07/03/06	150,000,000	150,000,000
Societe Generale
5.32%, 07/03/06	50,000,000	50,000,000
UBS AG
5.25%, 07/03/06	5,708,000	5,708,000

TOTAL TIME DEPOSITS (Cost: $336,199,000)		336,199,000

VARIABLE & FLOATING RATE NOTES – 56.58%
Allstate Life Global Funding II
5.11%, 05/04/07	30,000,000	30,000,000
5.18%, 11/09/06(1)	20,000,000	20,004,260
5.19%, 07/06/07(1)	11,000,000	11,003,944
5.22%, 07/13/07(1)	35,000,000	35,013,389
5.26%, 07/13/07(1)	25,000,000	25,009,284
5.35%, 07/27/07(1)	50,000,000	50,000,000
American Express Bank
5.21%, 07/19/06	40,000,000	40,000,000
5.30%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
5.30%, 09/27/06	60,000,000	60,000,000
ANZ National International Ltd.
5.11%, 07/07/07(1)	75,000,000	75,000,000
ASIF Global Financing
5.17%, 08/11/06(1)	25,000,000	25,000,290
5.31%, 07/23/07(1)	75,000,000	74,996,948
5.38%, 12/11/06(1)	90,000,000	90,034,195
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(1)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.24%, 06/20/07(1)	70,000,000	70,000,000
Bank of Nova Scotia
5.29%, 09/29/06	35,000,000	34,997,503
Banque Nationale de Paris
5.07%, 10/04/06	20,000,000	19,998,585
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.32%, 07/15/07(1)	33,000,000	33,000,000
CC USA Inc.
5.17%, 07/14/06(1)	15,000,000	15,000,100
Commodore CDO Ltd. 2003-2A
Class A1MM
5.38%, 06/12/07(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.23%, 07/19/06	75,000,000	75,000,000
5.29%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
5.37%, 06/15/07	100,000,000	100,000,000
Dexia Credit Local
5.29%, 08/30/06	35,000,000	34,998,850
Five Finance Inc.
5.15%, 09/15/06(1)	30,000,000	29,998,751
HBOS Treasury Services PLC
5.53%, 04/24/07(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.17%, 12/15/06(1)	50,000,000	50,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.48%, 12/18/06(1)(2)	20,000,000	20,000,000

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
Jordan Brick Co. Inc.
5.35%, 07/07/06(1)	$46,000,000	$46,000,000
JP Morgan Chase & Co.
5.11%, 07/02/07	75,000,000	75,000,000
K2 USA LLC
5.13%, 09/11/06(1)	100,000,000	99,997,059
5.39%, 06/04/07(1)	60,000,000	60,000,000
Lakeline Austin Development Ltd.
5.35%, 07/07/06(1)	9,800,000	9,800,000
Leafs LLC
5.27%, 02/20/07(1)	19,872,039	19,872,039
Links Finance LLC
5.15%, 10/16/06(1)	82,000,000	81,996,384
Marshall & Ilsley Bank
5.18%, 07/13/07	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.16%, 07/18/06(1)(2)	25,000,000	25,000,000
5.21%, 02/02/07(1)(2)	50,000,000	50,000,000
5.25%, 08/18/06(1)(2)	50,000,000	50,000,000
Monumental Global Funding II
5.49%, 12/27/06(1)	100,000,000	100,003,622
Mortgage Interest Networking Trust
5.54%, 08/25/06(1)	10,000,000	10,003,478
Natexis Banques Populaires
5.18%, 07/13/07(1)	50,000,000	50,000,000
Nationwide Building Society
5.55%, 04/27/07(1)	100,000,000	100,000,000
Nordea Bank AB
5.15%, 06/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
5.05%, 10/02/06	75,000,000	74,995,411
Northern Rock PLC
5.17%, 05/03/07(1)	70,000,000	70,000,000
Permanent Financing PLC Series 9A Class 1A
5.14%, 03/10/07(1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
5.14%, 11/13/06	50,000,000	49,999,258
Royal Bank of Scotland
5.29%, 08/30/06	100,000,000	99,996,711
Sedna Finance Inc.
5.24%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,995,722
5.16%, 08/15/06(1)	15,000,000	14,999,815
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(1)	50,000,000	50,000,000
Societe Generale
5.08%, 07/02/07(1)	30,000,000	30,000,000
Tango Finance Corp.
5.28%, 09/25/06(1)	30,000,000	29,998,947
Trap Rock Industry Inc.
5.35%, 07/07/06(1)	19,880,000	19,880,000
Union Hamilton Special Funding LLC
5.49%, 09/28/06(1)	50,000,000	50,000,000
US Bank N.A.
5.28%, 09/29/06	15,000,000	14,999,014
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/06(1)	49,478,705	49,478,705
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/06(1)	57,241,338	57,241,338
Westpac Banking Corp.
5.34%, 07/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
5.14%, 10/16/06(1)	100,000,000	99,996,998
5.22%, 10/20/06(1)	25,000,000	24,997,865
5.25%, 11/22/06(1)	75,000,000	74,991,930
5.30%, 07/28/06(1)	15,000,000	14,999,724
White Pine Finance LLC
5.15%, 07/17/06(1)	50,000,000	49,999,550
5.15%, 09/15/06(1)	46,000,000	45,998,562

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,404,298,231)		3,404,298,231

REPURCHASE AGREEMENTS – 23.27%
Bank of America N.A. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,800,001, 5.50%, 12/1/35).	$40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 5.37%, due 7/3/06, maturity value $150,067,125 (collateralized by non-U.S. Government debt securities, value $165,002,598, 1.50% to 8.63%, 7/15/13 to 6/10/48).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $250,113,750 (collateralized by non-U.S. Government debt securities, value $279,395,542, 0.00% to 10.00%, 6/1/28 to 12/15/35).	250,000,000	250,000,000

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,836, 5.48% to 6.19%, 3/1/36 to 6/1/36).	$40,000,000	$40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $40,800,000, 4.50% to 6.00%, 1/1/33 to 3/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $100,045,500 (collateralized by non-U.S. Government debt securities, value $105,000,000, 0.00% to 10.00%, 1/1/10).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $100,044,667 (collateralized by non-U.S. Government debt securities, value $103,000,892, 5.00% to 8.75%, 8/15/06 to 3/1/46).	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $40,802,779, 3.20% to 7.97%, 12/1/18 to 4/1/36).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.25%, due 7/3/06, maturity value $40,017,500 (collateralized by U.S. Government obligations, value $41,201,458, 4.00% to 6.00%, 10/25/16 to 10/25/30).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.43%, due 7/3/06, maturity value $100,045,250 (collateralized by non-U.S. Government debt securities, value $103,127,698, to 10.13%, 10/15/06 to 9/1/23).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.45%, due 9/28/06, maturity value $152,043,750 (collateralized by non-U.S. Government debt securities, value $154,502,657, 4.65% to 8.38%, 6/15/07 to 12/1/25).(2)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 5.30%, due 7/3/06, maturity value $100,044,167 (collateralized by U.S. Government obligations, value $102,001,212, 3.38% to 6.63%, 8/23/07 to 6/14/13).	100,000,000	100,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.51%, due 7/4/07, maturity value $264,119,375 (collateralized by non-U.S. Government debt securities, value $270,740,244, 0.00% to 10.00%, 7/3/06 to 6/30/36).(2)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,400,000,000)		1,400,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $5,996,013,548)		5,996,013,548

Other Assets, Less Liabilities – 0.34%		20,414,297

NET ASSETS – 100.00%		$6,016,427,845

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

14

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 5.34%
Calyon
4.84%, 01/30/07	$50,000,000	$50,001,409
5.18%, 03/30/07	70,000,000	70,000,000
5.43%, 06/25/07	50,000,000	49,999,674
Credit Suisse First Boston NY
5.40%, 06/04/07	100,000,000	100,000,000
DEPFA Bank PLC
4.69%, 07/14/06	75,000,000	75,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
5.32%, 08/04/06	100,000,000	100,000,000
Washington Mutual Bank
5.28%, 08/07/06	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $580,001,083)		580,001,083

COMMERCIAL PAPER – 24.69%
Amstel Funding Corp.
4.81%, 08/22/06(1)	50,000,000	49,652,972
5.20%, 11/21/06(1)	110,000,000	107,727,889
5.31%, 07/31/06(1)	100,000,000	99,557,500
Amsterdam Funding Corp.
5.24%, 07/20/06(1)	200,000,000	199,446,888
Aspen Funding Corp.
5.27%, 07/25/06(1)	50,000,000	49,824,333
5.30%, 07/31/06(1)	25,000,000	24,889,583
Atlantis One Funding
5.24%, 08/08/06(1)	200,000,000	198,893,778
CAFCO LLC
5.22%, 08/03/06(1)	50,000,000	49,760,750
Cancara Asset Securitisation Ltd.
5.26%, 07/24/06(1)	100,000,000	99,663,944
Charta LLC
5.30%, 08/08/06(1)	99,300,000	98,744,471
5.30%, 07/26/06(1)	50,000,000	49,815,972
Citigroup Funding Inc.
5.27%, 07/21/06	65,000,000	64,809,875
CRC Funding LLC
5.22%, 08/03/06(1)	100,000,000	99,521,500
Cullinan Finance Corp.
4.81%, 08/23/06(1)	50,000,000	49,646,298
Falcon Asset Securitization Corp.
5.26%, 07/24/06(1)	90,427,000	90,123,115
Five Finance Inc.
5.19%, 12/01/06(1)	39,500,000	38,628,729
Gemini Securitization Corp.
5.30%, 07/25/06(1)	92,756,000	92,428,262
General Electric Capital Corp.
5.30%, 07/03/06	150,000,000	149,955,833
Giro Multi-Funding Corp.
5.32%, 08/02/06(1)	125,000,000	124,408,889
5.32%, 08/07/06(1)	50,000,000	49,726,611
Grampian Funding LLC
5.11%, 10/24/06(1)	115,000,000	113,122,785
5.25%, 12/11/06(1)	100,000,000	97,622,917
Jupiter Securitization Corp.
5.29%, 07/26/06(1)	100,000,000	99,632,639
5.30%, 07/28/06(1)	70,313,000	70,033,506
Kitty Hawk Funding Corp
5.24%, 07/20/06(1)	50,000,000	49,861,722
Mont Blanc Capital Corp
5.24%, 07/18/06(1)	74,509,000	74,324,632
Preferred Receivables Funding Corp.
5.30%, 08/02/06(1)	101,527,000	101,048,695
Ranger Funding Co. LLC
5.24%, 07/20/06(1)	40,000,000	39,889,378
Sedna Finance Inc.
5.33%, 08/01/06(1)	50,000,000	49,770,514
Sydney Capital Corp.
5.22%, 07/25/06(1)	80,780,000	80,498,886
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/18/06(1)	55,434,000	55,296,832
5.24%, 07/20/06(1)	65,000,000	64,820,239

TOTAL COMMERCIAL PAPER (Cost: $2,683,149,937)		2,683,149,937

MEDIUM-TERM NOTES – 3.55%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	110,000,000	110,000,000
5.18%, 03/15/07(1)	30,000,000	30,000,000
5.36%, 04/25/07(1)	31,000,000	31,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000
4.78%, 01/26/07(1)	75,000,000	75,000,000
5.35%, 04/27/07(1)	65,000,000	64,994,643

TOTAL MEDIUM-TERM NOTES (Cost: $385,994,643)		385,994,643

TIME DEPOSITS – 5.13%
Bank of America N.A.
4.75%, 07/03/06	100,000,000	100,000,000
Branch Banking & Trust
5.22%, 07/03/06	214,608,000	214,608,000
JP Morgan Chase Bank N.A.
5.25%, 07/03/06	100,000,000	100,000,000
Societe Generale
5.30%, 07/03/06	100,000,000	100,000,000
UBS AG
5.25%, 07/03/06	42,904,000	42,904,000

TOTAL TIME DEPOSITS (Cost: $557,512,000)		557,512,000

15

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES – 48.83%
Allstate Life Global Funding II
5.11%, 05/04/07	$45,000,000	$45,000,000
5.19%, 07/06/07(1)	58,000,000	58,009,814
5.22%, 07/13/07(1)	85,000,000	85,032,515
5.35%, 07/27/07(1)	160,000,000	160,007,440
American Express Bank
5.21%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
5.17%, 05/03/07(1)	30,400,000	30,413,545
5.17%, 08/11/06(1)	74,000,000	74,001,981
5.31%, 07/23/07(1)	75,000,000	74,996,948
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Banque Nationale de Paris
5.07%, 10/04/06	165,000,000	164,988,298
Bear Stearns Companies Inc. (The)
5.23%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
5.03%, 07/17/07(1)	30,000,000	29,994,332
5.41%, 06/27/07(1)	55,000,000	55,022,250
BNP Paribas
5.14%, 05/18/07(1)	90,000,000	90,000,000
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.25%, 04/13/07(1)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.25%, 05/15/07(1)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.32%, 07/15/07(1)	62,000,000	62,000,000
CC USA Inc.
5.17%, 07/14/06(1)	30,000,000	30,000,201
Citigroup Global Markets Holdings Inc.
5.13%, 08/01/06	500,000,000	500,000,000
Credit Agricole SA
5.31%, 07/23/07	150,000,000	150,000,000
DEPFA Bank PLC
5.37%, 06/15/07	50,000,000	50,000,000
Dexia Credit Local
5.29%, 08/30/06	65,000,000	64,997,864
Dorada Finance Inc.
5.03%, 07/17/07(1)	40,000,000	39,991,231
5.41%, 06/27/07(1)	70,000,000	70,028,318
Five Finance Inc.
5.45%, 06/29/07(1)	60,000,000	59,988,066
Hartford Life Global Funding Trust
5.22%, 07/16/07	100,000,000	100,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.17%, 12/15/06(1)	100,000,000	100,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.48%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
5.13%, 09/11/06(1)	100,000,000	99,997,060
5.46%, 06/28/07(1)	60,000,000	59,994,049
Leafs LLC
5.27%, 12/20/06(1)	49,794,478	49,794,478
5.27%, 01/22/07(1)	74,806,022	74,806,022
Links Finance LLC
5.13%, 05/10/07(1)	85,000,000	84,992,565
5.35%, 05/16/07(1)	55,000,000	54,995,193
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.29%, 04/24/07(1)	66,401,000	66,401,000
Metropolitan Life Global Funding I
5.15%, 07/06/07(1)	139,680,000	139,691,036
Metropolitan Life Insurance Funding Agreement
5.20%, 07/25/06(1)(2)	50,000,000	50,000,000
Morgan Stanley
5.15%, 07/03/07	100,000,000	100,000,000
Mound Financing PLC
5.11%, 05/08/07(1)	81,000,000	81,000,000
Nationwide Building Society
5.16%, 07/06/07(1)	100,000,000	100,000,000
5.55%, 04/27/07(1)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.34%, 04/24/07(1)	45,000,000	44,989,102
Permanent Financing PLC Series 9A Class 1A
5.14%, 03/10/07(1)	100,000,000	100,000,000
Principal Life Global Funding I
5.63%, 02/08/07(1)	55,000,000	55,156,568
Principal Life Income Funding Trusts
5.14%, 11/13/06	50,000,000	49,999,258
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,988,777
5.29%, 08/30/06	200,000,000	199,993,426
Sedna Finance Inc.
5.17%, 05/25/07(1)	55,000,000	54,995,058
5.24%, 09/20/06(1)	25,000,000	25,000,000
5.29%, 08/31/06(1)	25,000,000	24,999,582
Sigma Finance Inc.
5.16%, 08/15/06(1)	35,000,000	34,999,569
Societe Generale
5.30%, 07/02/07	100,000,000	99,981,501
Strips III LLC
5.37%, 07/24/06(1)	26,643,987	26,643,987
SunTrust Bank
5.08%, 05/01/07	100,000,000	100,005,135
Tango Finance Corp.
5.12%, 07/11/07(1)	55,000,000	54,988,923
5.13%, 09/11/06(1)	50,000,000	49,999,012
5.28%, 09/25/06(1)	70,000,000	69,997,543
5.38%, 06/21/07(1)	40,000,000	39,996,079
5.43%, 06/15/07(1)	50,000,000	49,997,947

16

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited) (Continued)

June 30, 2006

Security	Face Amount	Value
Union Hamilton Special Funding LLC
5.42%, 12/21/06(1)	$50,000,000	$50,000,000
5.49%, 09/28/06(1)	100,000,000	100,000,000
US Bank N.A.
5.28%, 09/29/06	30,000,000	29,998,027
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/06(1)	24,739,352	24,739,352
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/06(1)	85,862,006	85,862,006
WhistleJacket Capital Ltd.
5.21%, 04/18/07(1)	60,000,000	59,990,433
5.23%, 03/01/07(1)	25,000,000	25,002,683
5.35%, 06/13/07(1)	45,000,000	45,007,256
White Pine Finance LLC
5.14%, 05/22/07(1)	70,000,000	69,984,418
5.15%, 09/15/06(1)	100,000,000	99,996,878
5.28%, 08/25/06(1)	35,000,000	34,998,155
Wind Master Trust Notes Series 2006-I2 Class A1
5.32%, 08/25/06(1)	15,000,000	15,000,000
5.32%, 09/25/06(1)	30,000,000	30,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,305,454,881)		5,305,454,881

REPURCHASE AGREEMENTS – 12.19%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 6/1/35).	$40,000,000	40,000,000
Banc of America Securities LLC Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $300,134,000 (collateralized by non-U.S. Government debt securities, value $318,243,774, 3.88% to 8.25%, 7/12/06 to 11/15/27).	300,000,000	300,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 5.30%, due 7/3/06, maturity value $300,132,500 (collateralized by U.S. Government obligations, value $306,001,091, 4.00% to 9.00%, 3/1/07 to 7/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $40,802,096, 4.39% to 6.03%, 1/1/35 to 7/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $100,044,667 (collateralized by non-U.S. Government debt securities, value $102,000,001, 5.00% to 5.19%, 7/5/06 to 8/7/06).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.26%, due 7/3/06, maturity value $40,017,533 (collateralized by U.S. Government obligations, value $40,800,001, 5.00% to 6.00%, 2/1/33 to 7/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.46%, due 7/3/06, maturity value $200,091,000 (collateralized by non-U.S. Government debt securities, value $210,000,001, 0.00% to 10.00%, 1/1/10 to 5/6/16).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.36%, due 7/3/06, maturity value $225,100,500 (collateralized by non-U.S. Government debt securities, value $236,250,538, 4.97% to 8.17%, 5/20/09 to 11/15/25).	225,000,000	225,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 5.27%, due 7/3/06, maturity value $40,017,567 (collateralized by U.S. Government obligations, value $40,801,741, 3.25% to 9.64%, 2/1/28 to 11/1/37).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.28%, due 7/3/06, maturity value $40,017,600 (collateralized by U.S. Government obligations, value $41,200,596, 4.00% to 5.00%, 4/25/16 to 5/25/30).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,325,000,000)		1,325,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.73% (Cost: $10,837,112,544)		10,837,112,544

Other Assets, Less Liabilities – 0.27%		29,480,106

NET ASSETS – 100.00%		$10,866,592,650

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

17

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

June 30, 2006

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.25%, due 7/3/06, maturity value $10,003,542 (collateralized by U.S. Government obligations, value $10,200,634, 3.63%, 7/15/09).	$10,000,000	$10,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.50%, due 7/3/06, maturity value $17,986,142 (collateralized by U.S. Government obligations, value $18,344,768, 7.25%, 8/15/22).	17,979,400	17,979,400
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 7/3/06, maturity value $8,762,212 (collateralized by U.S. Government obligations, value $8,934,852, 3.88%, 2/15/13).	8,759,000	8,759,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.45%, due 7/3/06, maturity value $17,986,067 (collateralized by U.S. Government obligations, value $18,342,523, 2.75% to 7.00%, 12/15/06 to 7/15/32).	17,979,400	17,979,400
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.50%, due 7/3/06, maturity value $17,986,142 (collateralized by U.S. Government obligations, value $18,344,994, 2.38% to 9.88%, 8/31/06 to 8/15/27).	17,979,400	17,979,400

TOTAL REPURCHASE AGREEMENTS (Cost: $72,697,200)		72,697,200

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $72,697,200)		72,697,200

Other Assets, Less Liabilities – 0.01%		6,316

NET ASSETS – 100.00%		$72,703,516

The accompanying notes are an integral part of these financial statements.

18

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2006

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$158,299,000	99.99%
Other Net Assets	10,744	0.01

TOTAL	$158,309,744	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,404,298,231	56.58%
Repurchase Agreements	1,400,000,000	23.27
Commercial Paper	470,459,628	7.82
Time Deposits	336,199,000	5.59
Medium-Term Notes	200,073,525	3.33
Certificates of Deposit	184,983,164	3.07
Other Net Assets	20,414,297	0.34

TOTAL	$6,016,427,845	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$5,305,454,881	48.83%
Commercial Paper	2,683,149,937	24.69
Repurchase Agreements	1,325,000,000	12.19
Certificates of Deposit	580,001,083	5.34
Time Deposits	557,512,000	5.13
Medium-Term Notes	385,994,643	3.55
Other Net Assets	29,480,106	0.27

TOTAL	$10,866,592,650	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$72,697,200	99.99%
Other Net Assets	6,316	0.01

TOTAL	$72,703,516	100.00%

These tables are not part of the financial statements.

19

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$4,596,013,548	$9,512,112,544	$—
Repurchase agreements, at value and cost (Note 1)	158,299,000	1,400,000,000	1,325,000,000	72,697,200
Cash	556	269	531	199
Receivables:
Interest	23,108	20,762,256	30,147,644	8,968
Due from investment adviser	—	—	—	2,820

Total Assets	158,322,664	6,016,776,073	10,867,260,719	72,709,187

LIABILITIES
Payables:
Investment advisory fees (Note 2)	7,248	342,099	661,712	—
Accrued expenses	5,672	6,129	6,357	5,671

Total Liabilities	12,920	348,228	668,069	5,671

NET ASSETS	$158,309,744	$6,016,427,845	$10,866,592,650	$72,703,516

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2006

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,726,038	$155,855,189	$267,262,692	$1,361,681

Total investment income	4,726,038	155,855,189	267,262,692	1,361,681

EXPENSES (Note 2)
Investment advisory fees	100,146	3,270,958	5,611,728	29,323
Professional fees	5,795	8,967	11,102	5,673
Independent trustees’ fees	183	7,015	11,712	61

Total expenses	106,124	3,286,940	5,634,542	35,057
Less expense reductions (Note 2)	(14,757)	(553,663)	(596,180)	(35,057)

Net expenses	91,367	2,733,277	5,038,362	—

Net investment income	4,634,671	153,121,912	262,224,330	1,361,681

REALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	—	(229)	9,262	—

Net realized gain (loss)	—	(229)	9,262	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,634,671	$153,121,683	$262,233,592	$1,361,681

The accompanying notes are an integral part of these financial statements.

20

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,634,671	$29,247,583	$153,121,912	$237,180,094
Net realized gain (loss)	—	—	(229)	35,169

Net increase in net assets resulting from operations	4,634,671	29,247,583	153,121,683	237,215,263

Interestholder transactions:
Contributions	505,454,194	7,564,992,045	19,351,704,461	58,641,619,347
Withdrawals	(746,246,087)	(7,648,995,142)	(19,790,981,299)	(58,107,077,434)

Net increase (decrease) in net assets resulting from interestholder transactions	(240,791,893)	(84,003,097)	(439,276,838)	534,541,913

Increase (decrease) in net assets	(236,157,222)	(54,755,514)	(286,155,155)	771,757,176
NET ASSETS:
Beginning of period	394,466,966	449,222,480	6,302,583,000	5,530,825,824

End of period	$158,309,744	$394,466,966	$6,016,427,845	$6,302,583,000

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$262,224,330	$452,846,366	$1,361,681	$685,155
Net realized gain	9,262	9,750	—	—

Net increase in net assets resulting from operations	262,233,592	452,856,116	1,361,681	685,155

Interestholder transactions:
Contributions	38,912,895,120	79,992,322,542	376,907,759	219,416,585
Withdrawals	(39,801,922,962)	(81,445,952,186)	(409,059,421)	(117,010,598)

Net increase (decrease) in net assets resulting from interestholder transactions	(889,027,842)	(1,453,629,644)	(32,151,662)	102,405,987

Increase (decrease) in net assets	(626,794,250)	(1,000,773,528)	(30,789,981)	103,091,142
NET ASSETS:
Beginning of period	11,493,386,900	12,494,160,428	103,493,497	402,355

End of period	$10,866,592,650	$11,493,386,900	$72,703,516	$103,493,497

The accompanying notes are an integral part of these financial statements.

21

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

22

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

As of June 30, 2006, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees of $14,757, $553,663, $596,180, and $35,057 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

23

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001
Government Money Market
Ratio of expenses to average net assets(a)	0.09%		0.03%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%		0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	4.63%		3.16%	1.93	%(b)	n/a		n/a	n/a
Total return	2.32	%(c)	3.28%	0.64	%(b)(c)	n/a		n/a	n/a
Money Market
Ratio of expenses to average net assets(a)	0.08%		0.05%	0.05%		0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%		n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	4.68%		3.27%	1.40%		1.15%		1.80%	3.66%
Total return	2.36	%(c)	3.28%	1.39%		1.16%		1.84%	4.23%
Prime Money Market
Ratio of expenses to average net assets(a)	0.09%		0.08%	0.03%		0.03	%(d)	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%		0.10	%(d)	n/a	n/a
Ratio of net investment income to average net assets(a)	4.67%		3.22%	1.52%		1.12	%(d)	n/a	n/a
Total return	2.35	%(c)	3.26%	1.40%		0.80	%(c)(d)	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	4.64%		3.99%	1.82	%(b)	n/a		n/a	n/a
Total return	2.31	%(c)	3.20%	0.61	%(b)(c)	n/a		n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

24

MASTER INVESTMENT PORTFOLIO

Board Review and Approval of Investment Advisory Contracts (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and mitigated in favor of the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year (or since inception) periods ended December 31, 2005, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolios outperformed the median performance of the funds in their Lipper Performance Groups over relevant periods. The Board noted that the advisory fees and overall expenses for the Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their Lipper Expense

25

MASTER INVESTMENT PORTFOLIO

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2005 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2006 through April 30, 2007. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the estimated profitability of other mutual fund families advised by BGFA.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment management fee rates for the collective funds appeared

26

MASTER INVESTMENT PORTFOLIO

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

27

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the semi-annual reports filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of Registrant’s Board of Trustees (the “Nominating Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that interestholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any interestholder of the Registrant (acting solely in the capacity as interestholder and not in any other capacity) to serve as an independent Trustee, although the Nominating Committee may consider any such person if the Nominating Committee deems it appropriate after considering all circumstances the Nominating Committee’s members deem relevant.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 30, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: August 30, 2006